UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-22656

American Funds Portfolio Series

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2021

Gregory F. Niland

American Funds Portfolio Series

5300 Robin Hood Road

Norfolk, Virginia 23513

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds Portfolio SeriesSM Semi-annual report for the six months ended April 30, 2021

Invest in portfolios
designed to pursue
real-life objectives

American Funds Portfolio Series seeks to help investors meet a wide range of investment goals, including preservation of capital, income, balance and growth. Each fund in the series is an objective-based portfolio of actively managed American Funds.

American Funds, by Capital Group, is one of the nation’s largest mutual fund families. For nearly 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are the total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2021 (the most recent calendar quarter-end). Also shown are the gross expense ratios as of the series prospectus dated January 1, 2021. The expense ratios are restated to reflect current fees.

	Cumulative total returns	Average annual total returns		Gross
Class A shares	1 year	5 years	Lifetime (since 5/18/12)	expense ratio

Reflecting 5.75% maximum initial sales charge:
American Funds Global Growth PortfolioSM	53.28%	14.05%	12.62%	0.82%
American Funds Growth PortfolioSM	51.65	14.55	13.70	0.73
American Funds Growth and Income PortfolioSM	34.54	10.53	10.46	0.66
American Funds Moderate Growth and Income PortfolioSM	26.25	8.91	9.20	0.66
American Funds Conservative Growth and Income PortfolioSM	17.96	6.47	6.77	0.60

Reflecting 3.75% maximum initial sales charge:
American Funds Tax-Aware Conservative Growth and Income PortfolioSM	21.00	7.60	8.06	0.66

Reflecting 2.50% maximum initial sales charge:
American Funds Preservation PortfolioSM	–0.41	1.56	1.34	0.66
American Funds Tax-Exempt Preservation PortfolioSM	0.92	1.36	1.79	0.67 *

*	The net expense ratio for American Funds Tax-Exempt Preservation Portfolio was 0.66% as of the series prospectus dated January 1, 2021.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses.

The portfolio series funds invest in Class R-6 shares of the underlying funds. The investment adviser is currently reimbursing a portion of other expenses for American Funds Tax-Exempt Preservation Portfolio, and has in the past reimbursed certain expenses for other funds. Fund results and the net expense ratio reflect the reimbursements, without which the results would have been lower and the expenses would have been higher. After January 1, 2022, the adviser may modify or terminate the reimbursements. Expense ratios are as of each fund’s prospectus available at the time of publication and include the weighted average expenses of the underlying funds.

For other share class results, visit capitalgroup.com and americanfundsretirement.com.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Results for American Funds Portfolio Series for the periods ended April 30, 2021, are shown in the table on the next page, as well as results of each fund’s benchmarks and peer groups.

For additional information about the series, its investment results, holdings and the Portfolio Solutions Committee, visit capitalgroup.com/individual/investments. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

2	Results at a glance
3	Investment portfolios
14	Financial statements
28	Notes to financial statements
51	Financial highlights

Investment allocations may not achieve fund objectives. The funds’ risks are directly related to the risks of the underlying funds. Refer to the series prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the series.

American Funds Portfolio Series	1

Results at a glance

For periods ended April 30, 2021, with all distributions reinvested for Class A shares

	Cummulative total returns		Average annual total returns
	6 months	1 year	5 years	Lifetime (since 5/18/12)

American Funds Global Growth Portfolio	27.85%	52.96%	16.26%	13.83%
MSCI All Country World Index*,†	28.29	45.75	13.85	12.21
Lipper Global Large-Cap Growth Funds Index	23.44	45.85	17.17	14.08

American Funds Growth Portfolio	28.64	50.34	16.74	14.96
Standard & Poor’s 500 Composite Index*	28.85	45.98	17.42	16.32
MSCI All Country World ex USA Index*,†	27.40	42.98	9.83	8.27
Lipper Global Multi-Cap Growth Funds Index	26.78	58.00	18.09	14.53

American Funds Growth and Income Portfolio	22.75	35.32	12.32	11.53
Standard & Poor’s 500 Composite Index*	28.85	45.98	17.42	16.32
MSCI All Country World ex USA Index*,†	27.40	42.98	9.83	8.27
Bloomberg Barclays Global Aggregate Index*	–0.17	3.95	2.64	2.01
Lipper Mixed-Asset Target Allocation Growth Funds Index	21.60	36.11	12.01	11.00

American Funds Moderate Growth and Income Portfolio	18.74	28.35	10.60	10.20
Standard & Poor’s 500 Composite Index*	28.85	45.98	17.42	16.32
MSCI All Country World ex USA Index*,†	27.40	42.98	9.83	8.27
Bloomberg Barclays U.S. Aggregate Index*	–1.52	–0.27	3.19	2.90
Lipper Mixed-Asset Target Allocation Growth Funds Index	21.60	36.11	12.01	11.00

American Funds Conservative Growth and Income Portfolio	15.66	21.44	7.93	7.67
Standard & Poor’s 500 Composite Index*	28.85	45.98	17.42	16.32
MSCI All Country World ex USA Index*,†	27.40	42.98	9.83	8.27
Bloomberg Barclays U.S. Aggregate Index*	–1.52	–0.27	3.19	2.90
Lipper Mixed-Asset Target Allocation Moderate Funds Index	17.67	28.75	9.74	8.86

American Funds Tax-Aware Conservative Growth and Income Portfolio	15.29	24.53	8.69	8.72
Standard & Poor’s 500 Composite Index*	28.85	45.98	17.42	16.32
MSCI All Country World ex USA Index*,†	27.40	42.98	9.83	8.27
Bloomberg Barclays Municipal Bond Index*	2.62	7.75	3.51	3.63
Lipper Mixed-Asset Target Allocation Moderate Funds Index	17.67	28.75	9.74	8.86

American Funds Preservation Portfolio	–0.05	1.51	2.07	1.65
Bloomberg Barclays 1–5 Year U.S. Government/Credit A+ Index*	–0.15	0.52	2.15	1.78
Lipper Short-Intermediate Investment-Grade Debt Funds Index	0.69	4.43	2.94	2.43

American Funds Tax-Exempt Preservation Portfolio	1.00	4.36	1.88	2.10
Bloomberg Barclays Municipal Bond 1–7 Year Blend Index*	1.04	4.55	2.25	2.12
Lipper Short-Intermediate Municipal Debt Funds Index	1.41	5.10	2.14	1.87

*	Sources: Bloomberg Index Services Ltd., MSCI, S&P Dow Jones Indices LLC and Refinitiv Lipper. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.
†	Results reflect dividends net of withholding taxes.

The MSCI All Country World Index (ACWI) is a free float-adjusted market capitalization-weighted index that is designed to measure results of more than 40 developed and emerging equity markets. MSCI All Country World ex USA Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market results of more than 40 global developed and emerging markets, excluding the United States. The S&P 500 is a market capitalization-weighted index based on the average weighted results of approximately 500 widely held common stocks. Lipper Global Large-Cap Growth Funds Index is an equally weighted index of funds that invest at least 75% of their equity assets in companies both inside and outside of the U.S. with market capitalizations (on a three-year weighted basis) above Lipper’s global large-cap floor. Global large-cap growth funds typically have above-average characteristics compared to their large-cap-specific subset of the MSCI World Index. Lipper Global Multi-Cap Growth Funds Index is an equally weighted index of funds that invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Global multi-cap growth funds typically have above-average characteristics compared to the MSCI World Index. Lipper Mixed-Asset Target Allocation Moderate Funds Index is an equally weighted index of funds that seeks to maintain a mix of between 40%–60% equity securities, with the remainder invested in bonds, cash and cash equivalents. Lipper Mixed-Asset Target Allocation Growth Funds Index is an equally weighted index of funds that seeks to maintain a mix of between 60%–80% equity securities, with the remainder invested in bonds, cash and cash equivalents. Lipper Short-Intermediate Investment-Grade Debt Funds Index is an equally weighted index of funds that invest primarily in investment-grade debt issues (rated BBB/Baa and above) with dollar-weighted average maturities of one to five years. Lipper Short-Intermediate Municipal Debt Funds Index is an equally weighted index of funds that invest in municipal debt issues with dollar-weighted average maturities of five to 10 years. Lipper indexes track the largest mutual funds (no more than 30), represented by one share class per fund, in the corresponding Lipper category. Bloomberg Barclays Municipal Bond Index is a market-value-weighted index designed to represent the long-term investment-grade tax-exempt bond market. Bloomberg Barclays Global Aggregate Index represents the global investment-grade fixed income markets. Bloomberg Barclays U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. Bloomberg Barclays 1–5 Year U.S. Government/ Credit A+ Index is a market-value weighted index that tracks the total return results of fixed-rate, publicly placed, dollar-denominated obligations issued by the U.S. Treasury, U.S. government agencies, quasi-federal corporations, corporate or foreign debt guaranteed by the U.S. government, and U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity and quality requirements, with maturities of one to five years, including A-rated securities and above. Bloomberg Barclays Municipal Bond 1–7 Year Blend Index is a market-value-weighted index that includes investment-grade tax-exempt bonds with maturities of one to seven years.

2	American Funds Portfolio Series

American Funds Global Growth Portfolio	unaudited
Investment portfolio April 30, 2021

Growth funds 80%	Shares	Value (000)
New Perspective Fund, Class R-6	17,932,472	$1,166,865
The Growth Fund of America, Class R-6	11,988,140	876,453
SMALLCAP World Fund, Inc., Class R-6	9,723,584	875,123
The New Economy Fund, Class R-6	13,886,605	874,162
EuroPacific Growth Fund, Class R-6	12,225,976	874,157
		4,666,760

Growth-and-income funds 20%
Capital World Growth and Income Fund, Class R-6	18,230,837	1,165,862

Total investment securities 100% (cost: $4,047,018,000)		5,832,622
Other assets less liabilities 0%		(1,423)

Net assets 100%		$5,831,199

Investments in affiliates1

	Value of affiliates at 11/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliates at 4/30/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 80%
New Perspective Fund, Class R-6	$1,063,521	$123,327	$283,511	$52,936	$210,592	$1,166,865	$4,990	$49,549
The Growth Fund of America, Class R-6	643,393	81,045	2,484	26	154,473	876,453	3,898	29,895
SMALLCAP World Fund, Inc., Class R-6	431,312	295,796	2,620	107	150,528	875,123	—	8,155
The New Economy Fund, Class R-6	649,541	86,962	591	20	138,230	874,162	2,247	18,427
EuroPacific Growth Fund, Class R-6	638,716	78,337	294	46	157,352	874,157	3,136	—
						4,666,760

Growth-and-income funds 20%
Capital World Growth and Income Fund, Class R-6	849,152	97,185	7,315	58	226,782	1,165,862	7,570	—
Total 100%				$53,193	$1,037,957	$5,832,622	$21,841	$106,026

[1]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.

See notes to financial statements.

American Funds Portfolio Series	3

American Funds Growth Portfolio	unaudited
Investment portfolio April 30, 2021

Growth funds 80%	Shares	Value (000)
The Growth Fund of America, Class R-6	48,332,069	$3,533,557
AMCAP Fund, Class R-6	64,853,816	2,832,815
SMALLCAP World Fund, Inc., Class R-6	23,519,787	2,116,781
New Perspective Fund, Class R-6	21,674,184	1,410,339
The New Economy Fund, Class R-6	22,394,491	1,409,733
		11,303,225

Growth-and-income funds 20%
Fundamental Investors, Class R-6	37,095,719	2,837,823

Total investment securities 100% (cost: $9,782,118,000)		14,141,048
Other assets less liabilities 0%		(3,697)

Net assets 100%		$14,137,351

Investments in affiliates1

	Value of affiliates at 11/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliates at 4/30/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 80%
The Growth Fund of America, Class R-6	$2,622,652	$285,297	$2,050	$46	$627,612	$3,533,557	$15,851	$121,569
AMCAP Fund, Class R-6	2,601,955	251,243	648,116	104,325	523,408	2,832,815	13,226	64,922
SMALLCAP World Fund, Inc., Class R-6	1,061,816	706,393	20,443	585	368,430	2,116,781	—	20,063
New Perspective Fund, Class R-6	1,053,901	95,436	—	—	261,002	1,410,339	4,910	48,762
The New Economy Fund, Class R-6	1,057,136	130,146	316	32	222,735	1,409,733	3,606	29,576
						11,303,225

Growth-and-income funds 20%
Fundamental Investors, Class R-6	2,074,873	173,021	9,699	193	599,435	2,837,823	28,285	—
Total 100%				$105,181	$2,602,622	$14,141,048	$65,878	$284,892

[1]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.

See notes to financial statements.

4	American Funds Portfolio Series

American Funds Growth and Income Portfolio	unaudited
Investment portfolio April 30, 2021

Growth funds 15%	Shares	Value (000)
SMALLCAP World Fund, Inc., Class R-6	12,191,550	$1,097,239
The Growth Fund of America, Class R-6	13,205,909	965,484
		2,062,723

Growth-and-income funds 50%
The Investment Company of America, Class R-6	56,462,773	2,781,922
Capital World Growth and Income Fund, Class R-6	43,178,120	2,761,240
Washington Mutual Investors Fund, Class R-6	24,971,954	1,407,919
		6,951,081

Equity-income funds 10%
Capital Income Builder, Class R-6	20,564,930	1,387,105

Balanced funds 15%
American Balanced Fund, Class R-6	64,840,793	2,085,928

Fixed income funds 10%
The Bond Fund of America, Class R-6	51,811,816	695,833
American Funds Strategic Bond Fund, Class R-6	61,309,280	694,021
		1,389,854

Total investment securities 100% (cost: $10,918,617,000)		13,876,691
Other assets less liabilities 0%		(3,615)

Net assets 100%		$13,873,076

American Funds Portfolio Series	5

American Funds Growth and Income Portfolio (continued)

Investments in affiliates1

	Value of affiliates at 11/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 4/30/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 15%
SMALLCAP World Fund, Inc., Class R-6	$563,013	$349,977	$9,614	$194	$193,669	$1,097,239	$—	$10,628
The Growth Fund of America, Class R-6	1,094,771	57,129	441,043	168,088	86,539	965,484	6,576	50,433
						2,062,723

Growth-and-income funds 50%
The Investment Company of America, Class R-6	2,704,335	26,280	665,139	117,219	599,227	2,781,922	26,297	—
Capital World Growth and Income Fund, Class R-6	2,705,218	30,711	677,410	131,901	570,820	2,761,240	22,821	—
Washington Mutual Investors Fund, Class R-6	—	1,393,033	—	—	14,886	1,407,919	—	—
						6,951,081

Equity-income funds 10%
Capital Income Builder, Class R-6	1,049,808	129,433	—	—	207,864	1,387,105	21,478	—

Balanced funds 15%
American Balanced Fund, Class R-6	1,602,121	256,628	—	—	227,179	2,085,928	14,777	44,004

Fixed income funds 10%
The Bond Fund of America, Class R-6	1,084,750	284,257	622,266	(2,359)	(48,549)	695,833	9,550	36,207
American Funds Strategic Bond Fund, Class R-6	—	693,151	—	—	870	694,021	—	—
						1,389,854
Total 100%				$415,043	$1,852,505	$13,876,691	$101,499	$141,272

[1]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.

See notes to financial statements.

6	American Funds Portfolio Series

American Funds Moderate Growth and Income Portfolio	unaudited
Investment portfolio April 30, 2021

Growth funds 10%	Shares	Value (000)
New Perspective Fund, Class R-6	9,388,542	$610,913
SMALLCAP World Fund, Inc., Class R-6	6,785,959	610,736
		1,221,649

Growth-and-income funds 25%
Washington Mutual Investors Fund, Class R-6	32,942,948	1,857,323
Capital World Growth and Income Fund, Class R-6	19,121,707	1,222,833
		3,080,156

Equity-income funds 10%
The Income Fund of America, Class R-6	48,452,615	1,234,573

Balanced funds 40%
American Balanced Fund, Class R-6	95,896,535	3,084,991
American Funds Global Balanced Fund, Class R-6	47,391,442	1,840,684
		4,925,675

Fixed income funds 15%
The Bond Fund of America, Class R-6	92,195,170	1,238,181
American Funds Strategic Bond Fund, Class R-6	54,787,812	620,198
		1,858,379

Total investment securities 100% (cost: $9,775,048,000)		12,320,432
Other assets less liabilities 0%		(2,876)

Net assets 100%		$12,317,556

American Funds Portfolio Series	7

American Funds Moderate Growth and Income Portfolio (continued)

Investments in affiliates1

	Value of affiliates at 11/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 4/30/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 10%
New Perspective Fund, Class R-6	$1,008,101	$51,401	$690,471	$266,585	$(24,703)	$610,913	$4,681	$46,484
SMALLCAP World Fund, Inc., Class R-6	—	601,139	—	—	9,597	610,736	—	—
						1,221,649

Growth-and-income funds 25%
Washington Mutual Investors Fund, Class R-6	1,474,700	39,973	55,110	7,193	390,567	1,857,323	17,922	22,051
Capital World Growth and Income Fund, Class R-6	1,003,061	9,575	51,276	10,517	250,956	1,222,833	8,478	—
						3,080,156

Equity-income funds 10%
The Income Fund of America, Class R-6	983,941	62,004	—	—	188,628	1,234,573	21,166	—

Balanced funds 40%
American Balanced Fund, Class R-6	2,464,675	276,569	—	—	343,747	3,084,991	22,356	67,336
American Funds Global Balanced Fund, Class R-6	1,469,051	138,306	—	—	233,327	1,840,684	15,743	—
						4,925,675

Fixed income funds 15%
The Bond Fund of America, Class R-6	1,510,772	305,796	509,486	(8,721)	(60,180)	1,238,181	13,156	49,648
American Funds Strategic Bond Fund, Class R-6	—	619,256	—	—	942	620,198	—	—
						1,858,379
Total 100%				$275,574	$1,332,881	$12,320,432	$103,502	$185,519

[1]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.

See notes to financial statements.

8	American Funds Portfolio Series

American Funds Conservative Growth and Income Portfolio	unaudited

Investment portfolio April 30, 2021

Growth funds 15%	Shares	Value (000)
American Funds Multi-Sector Income Fund, Class R-6	93,605,036	$997,829

Growth-and-income funds 20%
Washington Mutual Investors Fund, Class R-6	11,767,751	663,466
American Mutual Fund, Class R-6	13,374,679	662,715
		1,326,181

Equity-income funds 40%
The Income Fund of America, Class R-6	51,924,159	1,323,028
Capital Income Builder, Class R-6	19,568,869	1,319,920
		2,642,948

Fixed income funds 25%
The Bond Fund of America, Class R-6	74,103,075	995,204
American High-Income Trust, Class R-6	63,901,868	664,580
		1,659,784

Total investment securities 100% (cost: $5,903,282,000)		6,626,742
Other assets less liabilities 0%		(1,295)

Net assets 100%		$6,625,447

American Funds Portfolio Series	9

American Funds Conservative Growth and Income Portfolio (continued)

Investments in affiliates1

	Value of affiliates at 11/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 4/30/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 15%
American Funds Multi-Sector Income Fund, Class R-6	$—	$995,925	$—	$—	$1,904	$997,829	$1,211	$—

Growth-and-income funds 20%
Washington Mutual Investors Fund, Class R-6	—	656,884	—	—	6,582	663,466	—	—
American Mutual Fund, Class R-6	817,509	10,563	353,926	89,084	99,485	662,715	10,563	—
						1,326,181

Equity-income funds 40%
The Income Fund of America, Class R-6	1,376,935	29,478	343,791	33,482	226,924	1,323,028	29,477	—
Capital Income Builder, Class R-6	1,365,989	34,731	344,041	24,565	238,676	1,319,920	27,363	—
						2,642,948

Fixed income funds 25%
The Bond Fund of America, Class R-6	561,910	457,680	—	—	(24,386)	995,204	5,113	17,949
American High-Income Trust, Class R-6	852,110	51,336	307,269	(25,384)	93,787	664,580	26,984	—
Intermediate Bond Fund of America, Class R-6	563,289	81,571	629,548	(9,333)	(5,976)	—	2,790	11,920
						1,659,784
Total 100%				$112,414	$636,996	$6,626,742	$103,501	$29,869

[1]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.

See notes to financial statements.

10	American Funds Portfolio Series

American Funds Tax-Aware Conservative Growth and Income Portfolio
Investment portfolio April 30, 2021	unaudited

Growth-and-income funds 50%	Shares	Value (000)
Capital World Growth and Income Fund, Class R-6	12,398,242	$792,868
Washington Mutual Investors Fund, Class R-6	10,940,224	616,810
American Mutual Fund, Class R-6	12,018,011	595,492
		2,005,170

Tax-exempt fixed income funds 50%
American High-Income Municipal Bond Fund, Class R-6	58,539,813	986,981
The Tax-Exempt Bond Fund of America, Class R-6	43,218,217	589,497
Limited Term Tax-Exempt Bond Fund of America, Class R-6	24,172,727	390,873
		1,967,351

Total investment securities 100% (cost: $3,375,554,000)		3,972,521
Other assets less liabilities 0%		(887)

Net assets 100%		$3,971,634

Investments in affiliates1

	Value of affiliates at 11/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliates at 4/30/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 50%
Capital World Growth and Income Fund, Class R-6	$636,272	$5,306	$13,294	$1,003	$163,583	$792,868	$5,316	$—
Washington Mutual Investors Fund, Class R-6	476,024	12,903	694	6	128,571	616,810	5,785	7,118
American Mutual Fund, Class R-6	475,986	7,814	—	—	111,692	595,492	6,161	—
						2,005,170

Tax-exempt fixed income funds 50%
American High-Income Municipal Bond Fund, Class R-6	812,519	135,790	—	—	38,672	986,981	14,486	1,301
The Tax-Exempt Bond Fund of America, Class R-6	483,951	96,327	—	—	9,219	589,497	6,188	774
Limited Term Tax-Exempt Bond Fund of America, Class R-6	320,223	69,931	—	—	719	390,873	2,259	1,918
						1,967,351
Total 100%				$1,009	$452,456	$3,972,521	$40,195	$11,111

[1]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.

See notes to financial statements.

American Funds Portfolio Series	11

American Funds Preservation Portfolio	unaudited
Investment portfolio April 30, 2021

Fixed income funds 100%	Shares	Value (000)
Intermediate Bond Fund of America, Class R-6	123,864,352	$1,714,283
Short-Term Bond Fund of America, Class R-6	123,931,511	1,246,751
American Funds Inflation Linked Bond Fund, Class R-6	14,337,063	155,844
		3,116,878

Total investment securities 100% (cost: $3,100,068,000)		3,116,878
Other assets less liabilities 0%		(563)

Net assets 100%		$3,116,315

Investments in affiliates1

	Value of affiliates at 11/1/2020 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 4/30/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Fixed income funds 100%
Intermediate Bond Fund of America, Class R-6	$1,748,989	$243,086	$232,783	$(4,824)	$(40,185)	$1,714,283	$9,286	$36,298
Short-Term Bond Fund of America, Class R-6	1,165,993	143,843	50,085	(155)	(12,845)	1,246,751	4,784	11,373
American Funds Inflation Linked Bond Fund, Class R-6	—	154,966	—	—	878	155,844	—	—
Total 100%				$(4,979)	$(52,152)	$3,116,878	$14,070	$47,671

[1]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.

See notes to financial statements.

12	American Funds Portfolio Series

American Funds Tax-Exempt Preservation Portfolio	unaudited
Investment portfolio April 30, 2021

Tax-exempt fixed income funds 100%	Shares	Value (000)
Limited Term Tax-Exempt Bond Fund of America, Class R-6	30,854,239	$498,913
American Funds Short-Term Tax-Exempt Bond Fund, Class R-6	20,698,923	213,820
		712,733

Total investment securities 100% (cost: $705,716,000)		712,733
Other assets less liabilities 0%		(326)

Net assets 100%		$712,407

Investments in affiliates1

	Value of affiliates at 11/1/2020 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 4/30/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Tax-exempt fixed income funds 100%
Limited Term Tax-Exempt Bond Fund of America, Class R-6	$423,472	$85,533	$10,939	$(13)	$860	$498,913	$3,037	$2,636
American Funds Short-Term Tax-Exempt Bond Fund, Class R-6	181,488	36,155	3,591	(4)	(228)	213,820	836	527
Total 100%				$(17)	$632	$712,733	$3,873	$3,163

[1]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.

See notes to financial statements.

American Funds Portfolio Series	13

Financial statements	unaudited

Statements of assets and liabilities at April 30, 2021	(dollars in thousands)

	Global Growth Portfolio	Growth Portfolio	Growth and Income Portfolio
Assets:
Investment securities of affiliated issuers, at value	$5,832,622	$14,141,048	$13,876,691
Receivables for:
Sales of fund’s shares	5,397	14,389	12,919
Dividends	—	—	1,483
Total assets	5,838,019	14,155,437	13,891,093

Liabilities:
Payables for:
Purchases of investments	3,049	5,149	6,967
Repurchases of fund’s shares	2,343	9,023	7,379
Services provided by related parties	1,366	3,753	3,551
Trustees’ deferred compensation	24	55	63
Other	38	106	57
Total liabilities	6,820	18,086	18,017
Net assets at April 30, 2021	$5,831,199	$14,137,351	$13,873,076

Net assets consist of:
Capital paid in on shares of beneficial interest	$3,894,753	$9,408,333	$10,389,855
Total distributable earnings	1,936,446	4,729,018	3,483,221
Net assets at April 30, 2021	$5,831,199	$14,137,351	$13,873,076

Investment securities of affiliated issuers, at cost	$4,047,018	$9,782,118	$10,918,617

See end of statements of assets and liabilities for footnote.

See notes to financial statements.

14	American Funds Portfolio Series

Financial statements (continued)	unaudited

Statements of assets and liabilities at April 30, 2021 (continued)	(dollars in thousands)

	Moderate Growth and Income Portfolio	Conservative Growth and Income Portfolio	Tax-Aware Conservative Growth and Income Portfolio
Assets:
Investment securities of affiliated issuers, at value	$12,320,432	$6,626,742	$3,972,521
Receivables for:
Sales of fund’s shares	9,419	5,364	6,960
Dividends	2,147	5,628	4,016
Total assets	12,331,998	6,637,734	3,983,497

Liabilities:
Payables for:
Purchases of investments	3,042	6,183	9,492
Repurchases of fund’s shares	8,240	4,446	1,484
Services provided by related parties	3,068	1,607	870
Trustees’ deferred compensation	56	34	17
Other	36	17	—
Total liabilities	14,442	12,287	11,863
Net assets at April 30, 2021	$12,317,556	$6,625,447	$3,971,634

Net assets consist of:
Capital paid in on shares of beneficial interest	$9,345,806	$5,783,190	$3,361,365
Total distributable earnings	2,971,750	842,257	610,269
Net assets at April 30, 2021	$12,317,556	$6,625,447	$3,971,634

Investment securities of affiliated issuers, at cost	$9,775,048	$5,903,282	$3,375,554

See end of statements of assets and liabilities for footnote.

See notes to financial statements.

American Funds Portfolio Series	15

Financial statements (continued)	unaudited

Statements of assets and liabilities at April 30, 2021 (continued)	(dollars in thousands)

	Preservation Portfolio	Tax-Exempt Preservation Portfolio
Assets:
Investment securities of affiliated issuers, at value	$3,116,878	$712,733
Receivables for:
Sales of fund’s shares	9,068	1,882
Dividends	2,753	588
Total assets	3,128,699	715,203

Liabilities:
Payables for:
Purchases of investments	4,935	1,369
Repurchases of fund’s shares	6,680	1,307
Services provided by related parties	742	117
Trustees’ deferred compensation	13	3
Other	14	—
Total liabilities	12,384	2,796
Net assets at April 30, 2021	$3,116,315	$712,407

Net assets consist of:
Capital paid in on shares of beneficial interest	$3,092,000	$711,846
Total distributable earnings	24,315	561
Net assets at April 30, 2021	$3,116,315	$712,407

Investment securities of affiliated issuers, at cost	$3,100,068	$705,716

See end of statements of assets and liabilities for footnote.

See notes to financial statements.

16	American Funds Portfolio Series

Financial statements (continued)	unaudited

Statements of assets and liabilities at April 30, 2021 (continued)	(dollars and shares in thousands, except per-share amounts)

		Global Growth Portfolio	Growth Portfolio		Growth and Income Portfolio
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class A:	Net assets	$3,133,557	$8,228,873		$8,863,735
	Shares outstanding	132,086	326,083		477,068
	Net asset value per share	$23.72	$25.24		$18.58
Class C:	Net assets	$501,708	$1,383,111		$1,455,664
	Shares outstanding	21,604	56,043		78,913
	Net asset value per share	$23.22	$24.68		$18.45
Class T:	Net assets	$16	$16		$13
	Shares outstanding	1	1		1
	Net asset value per share	$23.75	$25.26		$18.58
Class F-1:	Net assets	$73,935	$121,045		$201,611
	Shares outstanding	3,112	4,798		10,851
	Net asset value per share	$23.76	$25.23		$18.58
Class F-2:	Net assets	$680,063	$1,086,822		$1,098,369
	Shares outstanding	28,544	42,853		59,015
	Net asset value per share	$23.82	$25.36		$18.61
Class F-3:	Net assets	$227,922	$250,269		$229,250
	Shares outstanding	9,585	9,891		12,333
	Net asset value per share	$23.78	$25.30		$18.59
Class 529-A:	Net assets	$620,773	$1,739,956		$943,389
	Shares outstanding	26,220	69,077		50,802
	Net asset value per share	$23.68	$25.19		$18.57
Class 529-C:	Net assets	$56,544	$151,737		$96,695
	Shares outstanding	2,434	6,154		5,232
	Net asset value per share	$23.23	$24.66		$18.48
Class 529-E:	Net assets	$20,889	$65,593		$38,884
	Shares outstanding	887	2,624		2,099
	Net asset value per share	$23.54	$25.00		$18.52
Class 529-T:	Net assets	$19	$19		$16
	Shares outstanding	1	1		1
	Net asset value per share	$23.74	$25.25		$18.58
Class 529-F-1:	Net assets	$12	$12		$12
	Shares outstanding	1	—	*	1
	Net asset value per share	$23.75	$25.28		$18.59
Class 529-F-2:	Net assets	$86,113	$238,197		$97,553
	Shares outstanding	3,633	9,447		5,249
	Net asset value per share	$23.71	$25.21		$18.58
Class 529-F-3:	Net assets	$13	$13		$12
	Shares outstanding	1	—	*	1
	Net asset value per share	$23.69	$25.19		$18.58
Class ABLE-A:	Net assets	$1,629	$4,882		$3,873
	Shares outstanding	69	194		209
	Net asset value per share	$23.61	$25.13		$18.57
Class ABLE-F-2:	Net assets	$85	$65		$64
	Shares outstanding	4	3		3
	Net asset value per share	$23.70	$25.21		$18.59

See end of statements of assets and liabilities for footnote.

See notes to financial statements.

American Funds Portfolio Series	17

Financial statements (continued)	unaudited

Statements of assets and liabilities at April 30, 2021 (continued)	(dollars and shares in thousands, except per-share amounts)

		Global Growth Portfolio	Growth Portfolio	Growth and Income Portfolio
Class R-1:	Net assets	$6,744	$39,660	$22,151
	Shares outstanding	289	1,603	1,199
	Net asset value per share	$23.35	$24.75	$18.47
Class R-2:	Net assets	$127,532	$293,664	$191,415
	Shares outstanding	5,511	11,908	10,392
	Net asset value per share	$23.14	$24.66	$18.42
Class R-2E:	Net assets	$5,966	$11,228	$20,409
	Shares outstanding	254	452	1,102
	Net asset value per share	$23.46	$24.87	$18.52
Class R-3:	Net assets	$84,754	$208,922	$157,635
	Shares outstanding	3,602	8,347	8,519
	Net asset value per share	$23.53	$25.03	$18.50
Class R-4:	Net assets	$45,075	$95,244	$84,272
	Shares outstanding	1,904	3,780	4,537
	Net asset value per share	$23.68	$25.20	$18.57
Class R-5:	Net assets	$15,113	$36,582	$28,936
	Shares outstanding	631	1,435	1,551
	Net asset value per share	$23.96	$25.49	$18.65
Class R-5E:	Net assets	$15,628	$28,322	$14,431
	Shares outstanding	660	1,124	778
	Net asset value per share	$23.67	$25.19	$18.56
Class R-6:	Net assets	$127,109	$153,119	$324,687
	Shares outstanding	5,294	6,021	17,436
	Net asset value per share	$24.01	$25.43	$18.62

See end of statements of assets and liabilities for footnote.

See notes to financial statements.

18	American Funds Portfolio Series

Financial statements (continued)	unaudited

Statements of assets and liabilities at April 30, 2021 (continued)	(dollars and shares in thousands, except per-share amounts)

		Moderate Growth and Income Portfolio	Conservative Growth and Income Portfolio	Tax-Aware Conservative Growth and Income Portfolio
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class A:	Net assets	$7,837,809	$4,733,948	$2,870,583
	Shares outstanding	432,111	347,766	183,170
	Net asset value per share	$18.14	$13.61	$15.67
Class C:	Net assets	$1,297,895	$688,069	$380,984
	Shares outstanding	72,040	50,848	24,495
	Net asset value per share	$18.02	$13.53	$15.55
Class T:	Net assets	$13	$11	$12
	Shares outstanding	1	1	1
	Net asset value per share	$18.15	$13.62	$15.67
Class F-1:	Net assets	$134,434	$87,172	$271,799
	Shares outstanding	7,409	6,399	17,350
	Net asset value per share	$18.14	$13.62	$15.67
Class F-2:	Net assets	$1,093,256	$471,756	$365,868
	Shares outstanding	60,176	34,600	23,308
	Net asset value per share	$18.17	$13.63	$15.70
Class F-3:	Net assets	$239,797	$84,271	$82,388
	Shares outstanding	13,214	6,189	5,252
	Net asset value per share	$18.15	$13.62	$15.69
Class 529-A:	Net assets	$575,645	$257,518
	Shares outstanding	31,742	18,930	Not applicable
	Net asset value per share	$18.13	$13.60
Class 529-C:	Net assets	$70,401	$32,977
	Shares outstanding	3,897	2,434	Not applicable
	Net asset value per share	$18.06	$13.55
Class 529-E:	Net assets	$18,808	$8,506
	Shares outstanding	1,039	625	Not applicable
	Net asset value per share	$18.09	$13.60
Class 529-T:	Net assets	$15	$14
	Shares outstanding	1	1	Not applicable
	Net asset value per share	$18.14	$13.61
Class 529-F-1:	Net assets	$11	$11
	Shares outstanding	1	1	Not applicable
	Net asset value per share	$18.16	$13.62
Class 529-F-2:	Net assets	$71,305	$44,023
	Shares outstanding	3,931	3,235	Not applicable
	Net asset value per share	$18.14	$13.61
Class 529-F-3:	Net assets	$12	$12
	Shares outstanding	1	1	Not applicable
	Net asset value per share	$18.14	$13.61
Class ABLE-A:	Net assets	$3,022	$1,519
	Shares outstanding	167	112	Not applicable
	Net asset value per share	$18.14	$13.60
Class ABLE-F-2:	Net assets	$82	$27
	Shares outstanding	4	2	Not applicable
	Net asset value per share	$18.14	$13.61

See end of statements of assets and liabilities for footnote.

See notes to financial statements.

American Funds Portfolio Series	19

Financial statements (continued)	unaudited

Statements of assets and liabilities at April 30, 2021 (continued)	(dollars and shares in thousands, except per-share amounts)

		Moderate Growth and Income Portfolio	Conservative Growth and Income Portfolio	Tax-Aware Conservative Growth and Income Portfolio
Class R-1:	Net assets	$11,920	$2,272
	Shares outstanding	660	168	Not applicable
	Net asset value per share	$18.06	$13.54
Class R-2:	Net assets	$143,097	$48,311
	Shares outstanding	7,942	3,571	Not applicable
	Net asset value per share	$18.02	$13.53
Class R-2E:	Net assets	$11,176	$721
	Shares outstanding	617	53	Not applicable
	Net asset value per share	$18.13	$13.61
Class R-3:	Net assets	$165,366	$42,510
	Shares outstanding	9,142	3,130	Not applicable
	Net asset value per share	$18.09	$13.58
Class R-4:	Net assets	$103,926	$33,311
	Shares outstanding	5,729	2,446	Not applicable
	Net asset value per share	$18.14	$13.62
Class R-5:	Net assets	$27,000	$8,423
	Shares outstanding	1,485	617	Not applicable
	Net asset value per share	$18.18	$13.65
Class R-5E:	Net assets	$14,396	$4,888
	Shares outstanding	793	359	Not applicable
	Net asset value per share	$18.15	$13.60
Class R-6:	Net assets	$498,170	$75,177
	Shares outstanding	27,398	5,511	Not applicable
	Net asset value per share	$18.18	$13.64

See end of statements of assets and liabilities for footnote.

See notes to financial statements.

20	American Funds Portfolio Series

Financial statements (continued)	unaudited

Statements of assets and liabilities at April 30, 2021 (continued)	(dollars and shares in thousands, except per-share amounts)

		Preservation Portfolio	Tax-Exempt Preservation Portfolio
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class A:	Net assets	$1,854,785	$491,429
	Shares outstanding	181,145	48,848
	Net asset value per share	$10.24	$10.06
Class C:	Net assets	$162,503	$38,923
	Shares outstanding	15,902	3,874
	Net asset value per share	$10.22	$10.05
Class T:	Net assets	$10	$10
	Shares outstanding	1	1
	Net asset value per share	$10.24	$10.06
Class F-1:	Net assets	$56,293	$6,993
	Shares outstanding	5,497	694
	Net asset value per share	$10.24	$10.07
Class F-2:	Net assets	$440,318	$146,488
	Shares outstanding	43,001	14,562
	Net asset value per share	$10.24	$10.06
Class F-3:	Net assets	$191,899	$28,564
	Shares outstanding	18,745	2,839
	Net asset value per share	$10.24	$10.06
Class 529-A:	Net assets	$217,461
	Shares outstanding	21,246	Not applicable
	Net asset value per share	$10.24
Class 529-C:	Net assets	$19,319
	Shares outstanding	1,890	Not applicable
	Net asset value per share	$10.22
Class 529-E:	Net assets	$7,252
	Shares outstanding	709	Not applicable
	Net asset value per share	$10.23
Class 529-T:	Net assets	$11
	Shares outstanding	1	Not applicable
	Net asset value per share	$10.24
Class 529-F-1:	Net assets	$10
	Shares outstanding	1	Not applicable
	Net asset value per share	$10.24
Class 529-F-2:	Net assets	$40,409
	Shares outstanding	3,945	Not applicable
	Net asset value per share	$10.24
Class 529-F-3:	Net assets	$10
	Shares outstanding	1	Not applicable
	Net asset value per share	$10.24
Class ABLE-A:	Net assets	$650
	Shares outstanding	63	Not applicable
	Net asset value per share	$10.24
Class ABLE-F-2:	Net assets	$38
	Shares outstanding	4	Not applicable
	Net asset value per share	$10.24

See end of statements of assets and liabilities for footnote.

See notes to financial statements.

American Funds Portfolio Series	21

Financial statements (continued)	unaudited

Statements of assets and liabilities at April 30, 2021 (continued)	(dollars and shares in thousands, except per-share amounts)

		Preservation Portfolio	Tax-Exempt Preservation Portfolio
Class R-1:	Net assets	$676
	Shares outstanding	66	Not applicable
	Net asset value per share	$10.23
Class R-2:	Net assets	$22,317
	Shares outstanding	2,188	Not applicable
	Net asset value per share	$10.20
Class R-2E:	Net assets	$645
	Shares outstanding	63	Not applicable
	Net asset value per share	$10.24
Class R-3:	Net assets	$32,475
	Shares outstanding	3,175	Not applicable
	Net asset value per share	$10.23
Class R-4:	Net assets	$18,128
	Shares outstanding	1,770	Not applicable
	Net asset value per share	$10.24
Class R-5:	Net assets	$6,726
	Shares outstanding	657	Not applicable
	Net asset value per share	$10.24
Class R-5E:	Net assets	$2,658
	Shares outstanding	259	Not applicable
	Net asset value per share	$10.25
Class R-6:	Net assets	$41,722
	Shares outstanding	4,073	Not applicable
	Net asset value per share	$10.24

*	Amount less than one thousand.

See notes to financial statements.

22	American Funds Portfolio Series

Financial statements (continued)	unaudited

Statements of operations for the six months ended April 30, 2021	(dollars in thousands)

	Global Growth Portfolio		Growth Portfolio		Growth and Income Portfolio
Investment income:
Income:
Dividends from affiliated issuers	$21,841		$65,878		$101,499

Fees and expenses*:
Distribution services	7,766		20,166		20,547
Transfer agent services	2,589		6,174		4,463
529 and ABLE plan services	211		588		322
Reports to shareholders	18		42		42
Registration statement and prospectus	245		514		466
Trustees’ compensation	10		23		23
Auditing and legal	1		5		5
Custodian	5		6		6
Other	5		13		13
Total fees and expenses before waivers/reimbursements	10,850		27,531		25,887
Less waivers/reimbursements of fees and expenses:
ABLE plan services waivers	—	†	1		1
Transfer agent services waivers	—	†	—	†	—	†
Transfer agent services reimbursements	—		—		—
Miscellaneous fee reimbursement	—		—		—
Total waivers/reimbursements of fees and expenses	—	†	1		1
Total fees and expenses after waivers/reimbursements	10,850		27,530		25,886
Net investment income	10,991		38,348		75,613

Net realized gain and unrealized appreciation (depreciation):
Net realized gain (loss) on sale of investments in affiliated issuers	53,193		105,181		415,043
Capital gain distributions received from affiliated issuers	106,026		284,892		141,272
	159,219		390,073		556,315
Net unrealized appreciation (depreciation) on investments in affiliated issuers	1,037,957		2,602,622		1,852,505
Net realized gain and unrealized appreciation (depreciation)	1,197,176		2,992,695		2,408,820
Net increase (decrease) in net assets resulting from operations	$1,208,167		$3,031,043		$2,484,433

See end of statements of operations for footnotes.

See notes to financial statements.

American Funds Portfolio Series	23

Financial statements (continued)	unaudited

Statements of operations for the six months ended April 30, 2021 (continued)	(dollars in thousands)

	Moderate Growth and Income Portfolio		Conservative Growth and Income Portfolio		Tax-Aware Conservative Growth and Income Portfolio
Investment income:
Income:
Dividends from affiliated issuers	$103,502		$103,501		$40,195

Fees and expenses*:
Distribution services	18,195		10,038		5,983
Transfer agent services	3,305		1,604		756
529 and ABLE plan services	204		94		—
Reports to shareholders	38		21		12
Registration statement and prospectus	418		266		179
Trustees’ compensation	22		12		7
Auditing and legal	16		3		1
Custodian	6		5		5
Other	12		6		4
Total fees and expenses before waivers/reimbursements	22,216		12,049		6,947
Less waivers/reimbursements of fees and expenses:
ABLE plan services waivers	1		—	†	—
Transfer agent services waivers	—	†	—	†	—
Transfer agent services reimbursements	—		—	†	—
Miscellaneous fee reimbursement	—		—		—
Total waivers/reimbursements of fees and expenses	1		—	†	—
Total fees and expenses after waivers/reimbursements	22,215		12,049		6,947
Net investment income	81,287		91,452		33,248

Net realized gain and unrealized appreciation (depreciation):
Net realized gain (loss) on sale of investments in affiliated issuers	275,574		112,414		1,009
Capital gain distributions received from affiliated issuers	185,519		29,869		11,111
	461,093		142,283		12,120
Net unrealized appreciation (depreciation) on investments in affiliated issuers	1,332,881		636,996		452,456
Net realized gain and unrealized appreciation (depreciation)	1,793,974		779,279		464,576
Net increase (decrease) in net assets resulting from operations	$1,875,261		$870,731		$497,824

See end of statements of operations for footnotes.

See notes to financial statements.

24	American Funds Portfolio Series

Financial statements (continued)	unaudited

Statements of operations for the six months ended April 30, 2021 (continued)	(dollars in thousands)

	Preservation Portfolio		Tax-Exempt Preservation Portfolio
Investment income:
Income:
Dividends from affiliated issuers	$14,070		$3,873

Fees and expenses*:
Distribution services	4,235		896
Transfer agent services	1,016		145
529 and ABLE plan services	84		—
Reports to shareholders	11		3
Registration statement and prospectus	469		93
Trustees’ compensation	6		1
Auditing and legal	1		—	†
Custodian	5		4
Other	3		1
Total fees and expenses before waivers/reimbursements	5,830		1,143
Less waivers/reimbursements of fees and expenses:
ABLE plan services waivers	—	†	—
Transfer agent services waivers	—	†	—
Transfer agent services reimbursements	—	†	—
Miscellaneous fee reimbursement	—		4
Total waivers/reimbursements of fees and expenses	—	†	4
Total fees and expenses after waivers/reimbursements	5,830		1,139
Net investment income	8,240		2,734

Net realized gain and unrealized appreciation (depreciation):
Net realized gain (loss) on sale of investments in affiliated issuers	(4,979)		(17)
Capital gain distributions received from affiliated issuers	47,671		3,163
	42,692		3,146
Net unrealized appreciation (depreciation) on investments in affiliated issuers	(52,152)		632
Net realized gain and unrealized appreciation (depreciation)	(9,460)		3,778
Net increase (decrease) in net assets resulting from operations	$(1,220)		$6,512

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.
†	Amount less than one thousand.

See notes to financial statements.

American Funds Portfolio Series	25

Financial statements (continued)

Statements of changes in net assets	(dollars in thousands)

	Global Growth Portfolio		Growth Portfolio		Growth and Income Portfolio
	Six months ended April 30, 2021*	Year ended October 31, 2020	Six months ended April 30, 2021*	Year ended October 31, 2020	Six months ended April 30, 2021*	Year ended October 31, 2020
Operations:
Net investment income	$10,991	$30,041	$38,348	$58,928	$75,613	$178,910
Net realized gain	159,219	38,562	390,073	400,318	556,315	327,832
Net unrealized appreciation (depreciation)	1,037,957	444,196	2,602,622	834,065	1,852,505	250,988
Net increase (decrease) in net assets resulting from operations	1,208,167	512,799	3,031,043	1,293,311	2,484,433	757,730

Distributions paid to shareholders	(40,280)	(186,431)	(409,182)	(501,361)	(394,003)	(543,758)

Net capital share transactions	388,990	196,437	1,046,697	1,095,758	982,160	634,341

Total increase in net assets	1,556,877	522,805	3,668,558	1,887,708	3,072,590	848,313

Net assets:
Beginning of period	4,274,322	3,751,517	10,468,793	8,581,085	10,800,486	9,952,173
End of period	$5,831,199	$4,274,322	$14,137,351	$10,468,793	$13,873,076	$10,800,486

	Moderate Growth and Income Portfolio		Conservative Growth and Income Portfolio		Tax-Aware Conservative Growth and Income Portfolio
	Six months ended April 30, 2021*	Year ended October 31, 2020	Six months ended April 30, 2021*	Year ended October 31, 2020	Six months ended April 30, 2021*	Year ended October 31, 2020
Operations:
Net investment income	$81,287	$158,162	$91,452	$176,068	$33,248	$69,122
Net realized gain	461,093	110,312	142,283	139,990	12,120	23,298
Net unrealized appreciation (depreciation)	1,332,881	252,807	636,996	(323,440)	452,456	(51,906)
Net increase (decrease) in net assets resulting from operations	1,875,261	521,281	870,731	(7,382)	497,824	40,514

Distributions paid to shareholders	(206,505)	(356,867)	(233,673)	(254,486)	(53,346)	(112,907)

Net capital share transactions	737,372	514,803	452,347	289,242	323,038	349,636

Total increase in net assets	2,406,128	679,217	1,089,405	27,374	767,516	277,243

Net assets:
Beginning of period	9,911,428	9,232,211	5,536,042	5,508,668	3,204,118	2,926,875
End of period	$12,317,556	$9,911,428	$6,625,447	$5,536,042	$3,971,634	$3,204,118

See end of statements of changes in net assets for footnotes.

See notes to financial statements.

26	American Funds Portfolio Series

Financial statements (continued)

Statements of changes in net assets (continued)	(dollars in thousands)

	Preservation Portfolio		Tax-Exempt Preservation Portfolio
	Six months ended April 30, 2021*	Year ended October 31, 2020	Six months ended April 30, 2021*	Year ended October 31, 2020
Operations:
Net investment income	$8,240	$24,901	$2,734	$6,184
Net realized gain	42,692	8,563	3,146	833
Net unrealized appreciation (depreciation)	(52,152)	63,792	632	6,463
Net increase (decrease) in net assets resulting from operations	(1,220)	97,256	6,512	13,480

Distributions paid to shareholders	(44,824)	(27,179)	(4,612)	(6,863)

Net capital share transactions	247,842	1,278,506	105,684	157,303

Total increase in net assets	201,798	1,348,583	107,584	163,920

Net assets:
Beginning of period	2,914,517	1,565,934	604,823	440,903
End of period	$3,116,315	$2,914,517	$712,407	$604,823

*	Unaudited.

See notes to financial statements.

American Funds Portfolio Series	27

Notes to financial statements	unaudited

1. Organization

American Funds Portfolio Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The series consists of eight funds (the “funds”). The assets of each fund are segregated, with each fund accounted for separately. The funds’ investment objectives are as follows:

American Funds Global Growth Portfolio	Seeks long-term growth of capital.
American Funds Growth Portfolio	Seeks long-term growth of capital.
American Funds Growth and Income Portfolio	Seeks long-term growth of capital while providing current income.
American Funds Moderate Growth and Income Portfolio	Seeks current income and long-term growth of capital and income.
American Funds Conservative Growth and Income Portfolio	Seeks current income and, secondarily, long-term growth of capital.
American Funds Tax-Aware Conservative Growth and Income Portfolio	Seeks current income, a portion of which is exempt from regular federal income tax, while secondarily striving for long-term growth of capital.
American Funds Preservation Portfolio	Seeks current income, consistent with preservation of capital.
American Funds Tax-Exempt Preservation Portfolio	Seeks current income that is exempt from regular federal income tax, consistent with preservation of capital.

Each fund will attempt to achieve its investment objectives by investing in a mix of American Funds (the “underlying funds”) in different combinations and weightings. Capital Research and Management Company (“CRMC”), the series’ investment adviser, is also the investment adviser to the underlying funds.

The Global Growth Portfolio, Growth Portfolio, Growth and Income Portfolio, Moderate Growth and Income Portfolio, Conservative Growth and Income Portfolio and Preservation Portfolio each have 23 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3), two tax-advantaged share classes for individuals with disabilities (Classes ABLE-A and ABLE-F-2) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The Tax-Aware Conservative Growth and Income Portfolio and Tax-Exempt Preservation Portfolio each have six retail share classes (Classes A, C, T, F-1, F-2 and F-3). The funds’ share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A, 529-A and ABLE-A	Up to 2.50% for Tax-Aware Conservative Growth and Income Portfolio, Preservation Portfolio and Tax-Exempt Preservation Portfolio; up to 3.50% for all other funds	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years.
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2, 529-F-3 and ABLE-F-2	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes of each fund have equal pro rata rights to the assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution and transfer agent services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class of each fund.

28	American Funds Portfolio Series

2. Significant accounting policies

Each fund in the series is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date.

Fees and expenses — The fees and expenses of the underlying funds are not included in the fees and expenses reported for each of the funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution and transfer agent services, are charged directly to the respective share class of each fund.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on each fund’s ex-dividend date.

3. Valuation

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. The net asset value per share of each fund and each underlying fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At April 30, 2021, all of the investment securities held by each fund were classified as Level 1.

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4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Allocation risk — Investments in each fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of each fund’s assets could cause the funds to lose value or their results to lag relevant benchmarks or other funds with similar objectives.

Fund structure — Each fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in each fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as each fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by each fund. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the fund’s investment adviser did not, nor does it expect to, consider any unaffiliated funds as underlying investment options for the fund. This strategy could raise certain conflicts of interest when choosing underlying investments for the fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of each fund.

Underlying fund risks — Because each fund’s investments consist of underlying funds, each fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds, as described below and on the following pages.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the underlying funds invest in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the underlying funds’ investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests. These risks may be even greater in the case of smaller capitalization stocks.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by factors such as the interest rates, maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

30	American Funds Portfolio Series

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the underlying funds’ securities could cause the value of the underlying funds’ shares to decrease. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the underlying fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and an underlying fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the underlying fund’s income. Conversely, if interest rates rise and

American Funds Portfolio Series	31

borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing an underlying fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in inflation linked bonds — The values of inflation linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation linked bonds may also reduce an underlying fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation linked securities may decline and result in losses to the underlying fund.

Liquidity risk — Certain underlying fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the underlying fund could cause the values of these securities to decline.

Investing in municipal securities — Municipal securities are debt obligations that are exempt from federal, state and/or local income taxes. The yield and/or value of the fund’s investments in municipal securities may be adversely affected by events tied to the municipal securities markets, which can be very volatile and significantly impacted by unfavorable legislative or political developments and negative changes in the financial conditions of municipal securities issuers and the economy. To the extent the fund invests in obligations of a municipal issuer, the volatility, credit quality and performance of the fund may be adversely impacted by local political and economic conditions of the issuer. For example, a credit rating downgrade, bond default or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of many or all municipal obligations of that state or territory. Income from municipal securities held by the fund could also be declared taxable because of changes in tax laws or interpretations by taxing authorities or as a result of noncompliant conduct of a municipal issuer. Additionally, the relative amount of publicly available information about municipal securities is generally less than that for corporate securities.

Investing in similar municipal bonds — Investing significantly in municipal obligations of multiple issuers in the same state or backed by revenues of similar types of projects or industries may make an underlying fund more susceptible to certain economic, political or regulatory occurrences. As a result, the underlying fund has greater risk of volatility, and greater risk of loss, from these investments.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the underlying fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the underlying fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The underlying fund’s use of derivatives may result in losses to the underlying fund, and investing in derivatives may reduce the underlying fund’s returns and increase the underlying fund’s price volatility. The underlying fund’s counterparty to a derivative transaction (including, if applicable, the underlying fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the underlying fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Management — The investment adviser to each fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

32	American Funds Portfolio Series

5. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and each intends to distribute substantially all of its net income and net capital gains each year. The funds are not subject to income taxes to the extent taxable income and net capital gains are distributed. Therefore, no federal income tax provision is required.

As of and during the period ended April 30, 2021, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the period, none of the funds incurred any significant interest or penalties.

Each fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses; net capital losses and amortization of premiums and discounts. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

Additional tax basis disclosures for each fund are as follows (dollars in thousands):

				Moderate
	Global		Growth and	Growth and
	Growth	Growth	Income	Income
	Portfolio	Portfolio	Portfolio	Portfolio
As of October 31, 2020
Undistributed ordinary income	$—	$—	$—	$5,777
Late year ordinary loss deferral[1]	(1,512)	(7,342)	—	—
Undistributed long-term capital gains	26,548	360,908	291,169	89,899
As of April 30, 2021
Gross unrealized appreciation on investments	1,782,700	4,356,632	2,956,978	2,540,102
Gross unrealized depreciation on investments	—	—	—	—
Net unrealized appreciation on investments	1,782,700	4,356,632	2,956,978	2,540,102
Cost of investments	4,049,922	9,784,416	10,919,713	9,780,330

		Tax-Aware
	Conservative	Conservative
	Growth and	Growth and		Tax-Exempt
	Income	Income	Preservation	Preservation
	Portfolio	Portfolio	Portfolio	Portfolio
As of October 31, 2020
Undistributed ordinary income	$5,906	$1,619	$881	$—
Undistributed tax-exempt income	—	2,503	—	235
Undistributed long-term capital gains	120,342	18,858	1,955	—
Capital loss carryforward[2]	—	—	—	(5,967)
As of April 30, 2021
Gross unrealized appreciation on investments	738,023	595,308	15,657	5,010
Gross unrealized depreciation on investments	(18,210)	—	(693)	—
Net unrealized appreciation on investments	719,813	595,308	14,964	5,010
Cost of investments	5,906,929	3,377,213	3,101,914	707,723

[1]	These deferrals are considered incurred in the subsequent year.
[2]	Capital loss carryforwards will be used to offset any capital gains realized by the funds in the current year or in subsequent years. The funds will not make distributions from capital gains while a capital loss carryforwards remains.

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Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):

Global Growth Portfolio

	Six months ended April 30, 2021						Year ended October 31, 2020
					Total						Total
	Ordinary		Long-term		distributions		Ordinary		Long-term		distributions
Share class	income		capital gains		paid		income		capital gains		paid
Class A	$7,261		$14,221		$21,482		$18,527		$84,004		$102,531
Class C	—		2,502		2,502		673		15,949		16,622
Class T	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]
Class F-1	279		562		841		752		3,386		4,138
Class F-2	2,672		2,923		5,595		4,800		17,030		21,830
Class F-3	939		869		1,808		969		3,136		4,105
Class 529-A	1,369		2,796		4,165		3,099		14,439		17,538
Class 529-C	—		284		284		79		3,257		3,336
Class 529-E	12		95		107		94		566		660
Class 529-T	—	[3]	—	[3]	—	[3]	—	[3]	1		1
Class 529-F-1	—	[3]	—	[3]	—	[3]	462		1,708		2,170
Class 529-F-2[4]	308		363		671		—		—		—
Class 529-F-3[4]	—	[3]	—	[3]	—	[3]	—		—		—
Class ABLE-A	4		6		10		5		21		26
Class ABLE-F-2[4]	—	[3]	—	[3]	—	[3]	—		—		—
Class R-1	—		32		32		16		222		238
Class R-2	—		610		610		245		3,756		4,001
Class R-2E	—		35		35		17		184		201
Class R-3	40		386		426		323		2,122		2,445
Class R-4	114		199		313		282		1,187		1,469
Class R-5E	54		61		115		70		253		323
Class R-5	69		69		138		116		391		507
Class R-6	593		553		1,146		1,011		3,279		4,290
Total	$13,714		$26,566		$40,280		$31,540		$154,891		$186,431

Growth Portfolio

	Six months ended April 30, 2021						Year ended October 31, 2020
					Total						Total
	Ordinary		Long-term		distributions		Ordinary		Long-term		distributions
Share class	income		capital gains		paid		income		capital gains		paid
Class A	$30,791		$208,109		$238,900		$42,333		$248,155		$290,488
Class C	—		37,952		37,952		1,592		50,959		52,551
Class T	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]
Class F-1	566		3,947		4,513		847		5,030		5,877
Class F-2	5,961		27,178		33,139		6,764		30,543		37,307
Class F-3	1,367		5,529		6,896		1,554		6,426		7,980
Class 529-A	6,122		43,631		49,753		7,728		46,899		54,627
Class 529-C	—		4,270		4,270		142		10,002		10,144
Class 529-E	126		1,597		1,723		255		1,990		2,245
Class 529-T	—	[3]	—	[3]	—	[3]	—	[3]	1		1
Class 529-F-1	—	[3]	—	[3]	—	[3]	1,310		6,127		7,437
Class 529-F-2[4]	1,185		5,760		6,945		—		—		—
Class 529-F-3[4]	—	[3]	—	[3]	—	[3]	—		—		—
Class ABLE-A	17		101		118		13		69		82
Class ABLE-F-2[4]	—	[3]	1		1		—		—		—
Class R-1	—		1,010		1,010		67		1,222		1,289
Class R-2	—	[3]	7,924		7,924		450		10,380		10,830
Class R-2E	4		373		377		55		560		615
Class R-3	352		5,300		5,652		823		6,643		7,466
Class R-4	360		2,403		2,763		520		3,008		3,528
Class R-5E	179		845		1,024		179		820		999
Class R-5	223		953		1,176		270		1,163		1,433
Class R-6	998		4,048		5,046		1,256		5,206		6,462
Total	$48,251		$360,931		$409,182		$66,158		$435,203		$501,361

See end of tables for footnotes.

34	American Funds Portfolio Series

Growth and Income Portfolio

	Six months ended April 30, 2021						Year ended October 31, 2020
					Total						Total
	Ordinary		Long-term		distributions		Ordinary		Long-term		distributions
Share class	income		capital gains		paid		income		capital gains		paid
Class A	$68,335		$184,686		$253,021		$121,219		$225,240		$346,459
Class C	6,951		33,024		39,975		14,515		45,387		59,902
Class T	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]
Class F-1	1,774		5,318		7,092		3,471		6,501		9,972
Class F-2	9,329		22,261		31,590		15,622		25,803		41,425
Class F-3	1,681		3,383		5,064		2,471		3,964		6,435
Class 529-A	7,178		19,812		26,990		11,698		21,453		33,151
Class 529-C	432		2,215		2,647		1,625		5,899		7,524
Class 529-E	261		831		1,092		465		977		1,442
Class 529-T	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]
Class 529-F-1	—	[3]	—	[3]	—	[3]	1,245		1,995		3,240
Class 529-F-2[4]	784		1,876		2,660		—		—		—
Class 529-F-3[4]	—	[3]	—	[3]	—	[3]	—		—		—
Class ABLE-A	28		68		96		32		46		78
Class ABLE-F-2[4]	1		2		3		—		—		—
Class R-1	100		460		560		175		513		688
Class R-2	896		4,236		5,132		1,814		5,596		7,410
Class R-2E	113		409		522		213		543		756
Class R-3	977		3,186		4,163		1,767		3,944		5,711
Class R-4	628		1,722		2,350		1,337		2,549		3,886
Class R-5E	150		407		557		255		389		644
Class R-5	237		559		796		468		770		1,238
Class R-6	2,951		6,742		9,693		5,361		8,436		13,797
Total	$102,806		$291,197		$394,003		$183,753		$360,005		$543,758

Moderate Growth and Income Portfolio

	Six months ended April 30, 2021						Year ended October 31, 2020
					Total						Total
	Ordinary		Long-term		distributions		Ordinary		Long-term		distributions
Share class	income		capital gains		paid		income		capital gains		paid
Class A	$75,895		$56,689		$132,584		$111,360		$111,980		$223,340
Class C	8,882		10,109		18,991		13,787		23,299		37,086
Class T	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]
Class F-1	1,629		1,338		2,967		2,810		2,998		5,808
Class F-2	11,456		7,737		19,193		16,544		15,161		31,705
Class F-3	2,136		1,299		3,435		3,164		2,745		5,909
Class 529-A	5,525		4,178		9,703		7,564		7,667		15,231
Class 529-C	472		564		1,036		1,173		2,316		3,489
Class 529-E	164		139		303		263		322		585
Class 529-T	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]
Class 529-F-1	—	[3]	—	[3]	—	[3]	1,111		997		2,108
Class 529-F-2[4]	760		522		1,282		—		—		—
Class 529-F-3[4]	—	[3]	—	[3]	—	[3]	—		—		—
Class ABLE-A	26		17		43		25		21		46
Class ABLE-F-2[4]	1		1		2		—		—		—
Class R-1	78		90		168		122		232		354
Class R-2	961		1,105		2,066		1,445		2,464		3,909
Class R-2E	91		91		182		151		205		356
Class R-3	1,410		1,256		2,666		2,143		2,617		4,760
Class R-4	1,068		821		1,889		1,789		1,930		3,719
Class R-5E	166		125		291		281		279		560
Class R-5	304		206		510		477		438		915
Class R-6	5,557		3,637		9,194		9,000		7,987		16,987
Total	$116,581		$89,924		$206,505		$173,209		$183,658		$356,867

See end of tables for footnotes.

American Funds Portfolio Series	35

Conservative Growth and Income Portfolio

	Six months ended April 30, 2021						Year ended October 31, 2020
					Total						Total
	Ordinary		Long-term		distributions		Ordinary		Long-term		distributions
Share class	income		capital gains		paid		income		capital gains		paid
Class A	$82,019		$85,317		$167,336		$129,596		$50,345		$179,941
Class C	10,143		13,261		23,404		17,757		9,165		26,922
Class T	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]
Class F-1	1,697		1,887		3,584		2,999		1,202		4,201
Class F-2	8,533		8,406		16,939		13,792		5,369		19,161
Class F-3	1,417		1,272		2,689		2,197		748		2,945
Class 529-A	4,385		4,583		8,968		6,234		2,350		8,584
Class 529-C	480		632		1,112		1,207		697		1,904
Class 529-E	141		156		297		218		88		306
Class 529-T	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]
Class 529-F-1	—	[3]	—	[3]	—	[3]	1,230		446		1,676
Class 529-F-2[4]	785		776		1,561		—		—		—
Class 529-F-3[4]	—	[3]	—	[3]	—	[3]	—		—		—
Class ABLE-A	24		23		47		28		8		36
Class ABLE-F-2[4]	—	[3]	—	[3]	—	[3]	—		—		—
Class R-1	34		46		80		50		24		74
Class R-2	708		927		1,635		1,140		570		1,710
Class R-2E	9		9		18		19		10		29
Class R-3	671		766		1,437		1,081		464		1,545
Class R-4	634		699		1,333		1,169		470		1,639
Class R-5E	127		145		272		225		73		298
Class R-5	144		133		277		250		100		350
Class R-6	1,370		1,314		2,684		2,338		827		3,165
Total	$113,321		$120,352		$233,673		$181,530		$72,956		$254,486

Tax-Aware Conservative Growth and Income Portfolio

	Six months ended April 30, 2021						Year ended October 31, 2020
					Total						Total
	Ordinary		Long-term		distributions		Ordinary		Long-term		distributions
Share class	income[5]		capital gains		paid		income[5]		capital gains		paid
Class A	$25,469		$13,600		$39,069		$49,890		$30,160		$80,050
Class C	2,314		1,936		4,250		5,407		4,896		10,303
Class T	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]
Class F-1	2,383		1,334		3,717		5,581		3,796		9,377
Class F-2	3,505		1,660		5,165		6,840		4,076		10,916
Class F-3	793		352		1,145		1,469		792		2,261
Total	$34,464		$18,882		$53,346		$69,187		$43,720		$112,907

See end of tables for footnotes.

36	American Funds Portfolio Series

Preservation Portfolio

	Six months ended April 30, 2021						Year ended October 31, 2020
					Total					Total
	Ordinary		Long-term		distributions		Ordinary		Long-term	distributions
Share class	income		capital gains		paid		income		capital gains	paid
Class A	$26,167		$1,226		$27,393		$17,795		$—	$17,795
Class C	1,959		117		2,076		968		—	968
Class T	—	[3]	—	[3]	—	[3]	—	[3]	—	—	[3]
Class F-1	914		43		957		484		—	484
Class F-2	6,655		285		6,940		3,221		—	3,221
Class F-3	1,351		44		1,395		419		—	419
Class 529-A	3,062		143		3,205		2,244		—	2,244
Class 529-C	231		14		245		214		—	214
Class 529-E	96		5		101		73		—	73
Class 529-T	—	[3]	—	[3]	—	[3]	—	[3]	—	—	[3]
Class 529-F-1	—	[3]	—	[3]	—	[3]	534		—	534
Class 529-F-2[4]	619		27		646		—		—	—
Class 529-F-3[4]	—	[3]	—	[3]	—	[3]	—		—	—
Class ABLE-A	7		—	[3]	7		4		—	4
Class ABLE-F-2[4]	—	[3]	—	[3]	—	[3]	—		—	—
Class R-1	8		—	[3]	8		3		—	3
Class R-2	263		16		279		133		—	133
Class R-2E	12		1		13		13		—	13
Class R-3	388		20		408		263		—	263
Class R-4	249		11		260		200		—	200
Class R-5E	43		2		45		33		—	33
Class R-5	102		4		106		57		—	57
Class R-6	710		30		740		521		—	521
Total	$42,836		$1,988		$44,824		$27,179		$—	$27,179

Tax-Exempt Preservation Portfolio

	Six months ended April 30, 2021						Year ended October 31, 2020
					Total					Total
	Ordinary		Long-term		distributions		Ordinary		Long-term	distributions
Share class	income[5]		capital gains		paid		income[5]		capital gains	paid
Class A	$3,194		$—		$3,194		$5,122		$—	$5,122
Class C	140		—		140		279		—	279
Class T	—	[3]	—		—	[3]	—	[3]	—	—	[3]
Class F-1	47		—		47		80		—	80
Class F-2	1,007		—		1,007		1,200		—	1,200
Class F-3	224		—		224		182		—	182
Total	$4,612		$—		$4,612		$6,863		$—	$6,863

[3]	Amount less than one thousand.
[4]	Class 529-F-2, 529-F-3 and ABLE-F-2 shares began investment operations on October 30, 2020.
[5]	Ordinary income may include both taxable and tax-exempt income.

6. Fees and transactions with related parties

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

Investment advisory services — The series has an investment advisory and service agreement with CRMC. CRMC receives fees from the underlying funds for investment advisory services. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

American Funds Portfolio Series	37

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The series has plans of distribution for all share classes of each fund, except Class F-2, F-3, 529-F-2, 529-F-3, ABLE-F-2, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Classes 529-A and ABLE-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A, 529-A and ABLE-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of April 30, 2021, unreimbursed expenses subject to reimbursement for the funds’ Class A, 529-A and ABLE-A shares were as follows (dollars in thousands):

	Class A	Class 529-A	Class ABLE-A
Global Growth Portfolio	$—	$—	$—
Growth Portfolio	—	—	—
Growth and Income Portfolio	—	—	—
Moderate Growth and Income Portfolio	—	—	—
Conservative Growth and Income Portfolio	—	—	—
Tax-Aware Conservative Growth and Income Portfolio	751	Not applicable	Not applicable
Preservation Portfolio	1,848	—	—
Tax-Exempt Preservation Portfolio	1,118	Not applicable	Not applicable

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders. For the six months ended April 30, 2021, AFS waived transfer agent services fees of less than $1,000 total for Class 529-F-3 and ABLE-F-2 shares of Global Growth Portfolio, Growth Portfolio, Growth and Income Portfolio, Moderate Growth and Income Portfolio, Conservative Growth and Income Portfolio and Preservation Portfolio. In addition, CRMC reimbursed transfer agent services fees of less than $1,000 total for Class R-2E shares of Conservative Growth and Income Portfolio and Preservation Portfolio. Neither AFS nor CRMC intend to recoup these waivers or reimbursements.

38	American Funds Portfolio Series

Administrative services — The series has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to the series. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the series and market developments that impact underlying fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides each underlying fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets for Class R-6 shares. CRMC receives administrative services fees at the annual rate of 0.03% of the average daily net assets of the Class R-6 shares of each underlying fund for CRMC’s provision of administrative services. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

529 and ABLE plan services — Each 529 and ABLE share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan and ABLEAmerica®tax-advantaged savings program. The quarterly fee is based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. Virginia529 is currently waiving the portion of its fee attributable to Class ABLE shares. The waivers are expected to remain in effect until the date on which total net assets invested in ABLEAmerica® reach $300 million or June 30, 2023, whichever is earlier. Virginia529 does not intend to recoup these waivers. The waivers are reflected as ABLE plan services waivers in each fund’s statement of operations. Virginia529 is not considered a related party to the fund.

American Funds Portfolio Series	39

Class-specific expenses under the agreements described in this section for the six months ended April 30, 2021, were as follows (dollars in thousands):

Global Growth Portfolio

Share class	Distribution services		Transfer agent services		529 and ABLE plan services
Class A	$3,608		$1,375		Not applicable
Class C	2,362		235		Not applicable
Class T	—		—	*	Not applicable
Class F-1	108		57		Not applicable
Class F-2	Not applicable		308		Not applicable
Class F-3	Not applicable		2		Not applicable
Class 529-A	650		249		$167
Class 529-C	266		25		16
Class 529-E	46		5		6
Class 529-T	—		—	*	—	*
Class 529-F-1	—	*	—	*	—	*
Class 529-F-2	Not applicable		37		22
Class 529-F-3	Not applicable		—	*	—	*
Class ABLE-A	1		—	*	—	*
Class ABLE-F-2	Not applicable		—	*	—	*
Class R-1	29		2		Not applicable
Class R-2	440		201		Not applicable
Class R-2E	18		6		Not applicable
Class R-3	188		56		Not applicable
Class R-4	50		16		Not applicable
Class R-5E	Not applicable		9		Not applicable
Class R-5	Not applicable		4		Not applicable
Class R-6	Not applicable		2		Not applicable
Total class-specific expenses	$7,766		$2,589		$211

Growth Portfolio

Share class	Distribution services		Transfer agent services		529 and ABLE plan services
Class A	$9,227		$3,459		Not applicable
Class C	6,401		613		Not applicable
Class T	—		—	*	Not applicable
Class F-1	153		74		Not applicable
Class F-2	Not applicable		491		Not applicable
Class F-3	Not applicable		2		Not applicable
Class 529-A	1,731		675		$464
Class 529-C	710		65		44
Class 529-E	142		13		17
Class 529-T	—		—	*	—	*
Class 529-F-1	—	*	—	*	—	*
Class 529-F-2	Not applicable		96		62
Class 529-F-3	Not applicable		—	*	—	*
Class ABLE-A	2		1		1
Class ABLE-F-2	Not applicable		—	*	—	*
Class R-1	174		16		Not applicable
Class R-2	1,012		451		Not applicable
Class R-2E	34		12		Not applicable
Class R-3	473		137		Not applicable
Class R-4	107		39		Not applicable
Class R-5E	Not applicable		20		Not applicable
Class R-5	Not applicable		8		Not applicable
Class R-6	Not applicable		2		Not applicable
Total class-specific expenses	$20,166		$6,174		$588

Growth and Income Portfolio

Share class	Distribution services		Transfer agent services		529 and ABLE plan services
Class A	$10,548		$2,596		Not applicable
Class C	6,906		456		Not applicable
Class T	—		—	*	Not applicable
Class F-1	256		121		Not applicable
Class F-2	Not applicable		495		Not applicable
Class F-3	Not applicable		2		Not applicable
Class 529-A	1,019		256		$257
Class 529-C	461		28		28
Class 529-E	89		6		11
Class 529-T	—		—	*	—	*
Class 529-F-1	—	*	—	*	—	*
Class 529-F-2	Not applicable		26		25
Class 529-F-3	Not applicable		—	*	—	*
Class ABLE-A	2		1		1
Class ABLE-F-2	Not applicable		—	*	—	*
Class R-1	99		9		Not applicable
Class R-2	670		290		Not applicable
Class R-2E	54		18		Not applicable
Class R-3	349		103		Not applicable
Class R-4	94		35		Not applicable
Class R-5E	Not applicable		11		Not applicable
Class R-5	Not applicable		7		Not applicable
Class R-6	Not applicable		3		Not applicable
Total class-specific expenses	$20,547		$4,463		$322

Moderate Growth and Income Portfolio

Share class	Distribution services		Transfer agent services		529 and ABLE plan services
Class A	$9,704		$1,822		Not applicable
Class C	6,183		320		Not applicable
Class T	—		—	*	Not applicable
Class F-1	183		83		Not applicable
Class F-2	Not applicable		500		Not applicable
Class F-3	Not applicable		1		Not applicable
Class 529-A	637		123		$158
Class 529-C	339		17		21
Class 529-E	43		2		5
Class 529-T	—		—	*	—	*
Class 529-F-1	—	*	—	*	—	*
Class 529-F-2	Not applicable		17		19
Class 529-F-3	Not applicable		—	*	—	*
Class ABLE-A	1		—	*	1
Class ABLE-F-2	Not applicable		—	*	—	*
Class R-1	55		6		Not applicable
Class R-2	508		221		Not applicable
Class R-2E	32		11		Not applicable
Class R-3	384		109		Not applicable
Class R-4	126		50		Not applicable
Class R-5E	Not applicable		11		Not applicable
Class R-5	Not applicable		7		Not applicable
Class R-6	Not applicable		5		Not applicable
Total class-specific expenses	$18,195		$3,305		$204

See end of tables for footnote.

40	American Funds Portfolio Series

Conservative Growth and Income Portfolio

Share class	Distribution services		Transfer agent services		529 and ABLE plan services
Class A	$5,854		$991		Not applicable
Class C	3,294		153		Not applicable
Class T	—		—	*	Not applicable
Class F-1	111		50		Not applicable
Class F-2	Not applicable		216		Not applicable
Class F-3	Not applicable		1		Not applicable
Class 529-A	278		48		$70
Class 529-C	157		7		10
Class 529-E	20		1		2
Class 529-T	—		—	*	—	*
Class 529-F-1	—	*	—	*	—	*
Class 529-F-2	Not applicable		12		12
Class 529-F-3	Not applicable		—	*	—	*
Class ABLE-A	1		—	*	—	*
Class ABLE-F-2	Not applicable		—	*	—	*
Class R-1	11		1		Not applicable
Class R-2	173		75		Not applicable
Class R-2E	2		1		Not applicable
Class R-3	97		25		Not applicable
Class R-4	40		15		Not applicable
Class R-5E	Not applicable		5		Not applicable
Class R-5	Not applicable		2		Not applicable
Class R-6	Not applicable		1		Not applicable
Total class-specific expenses	$10,038		$1,604		$94

Tax-Aware Conservative Growth and Income Portfolio

Share class	Distribution services	Transfer agent services
Class A	$3,881	$387
Class C	1,790	54
Class T	—	—	*
Class F-1	312	150
Class F-2	Not applicable	165
Class F-3	Not applicable	—	*
Total class-specific expenses	$5,983	$756

Preservation Portfolio

Share class	Distribution services		Transfer agent services		529 and ABLE plan services
Class A	$2,756		$543		Not applicable
Class C	853		51		Not applicable
Class T	—		—	*	Not applicable
Class F-1	76		37		Not applicable
Class F-2	Not applicable		229		Not applicable
Class F-3	Not applicable		1		Not applicable
Class 529-A	243		59		$64
Class 529-C	99		6		6
Class 529-E	17		1		2
Class 529-T	—		—	*	—	*
Class 529-F-1	—		—	*	—	*
Class 529-F-2	Not applicable		13		12
Class 529-F-3	Not applicable		—	*	—	*
Class ABLE-A	—	*	—	*	—	*
Class ABLE-F-2	Not applicable		—	*	—	*
Class R-1	4		1		Not applicable
Class R-2	86		40		Not applicable
Class R-2E	3		1		Not applicable
Class R-3	76		21		Not applicable
Class R-4	22		8		Not applicable
Class R-5E	Not applicable		2		Not applicable
Class R-5	Not applicable		2		Not applicable
Class R-6	Not applicable		1		Not applicable
Total class-specific expenses	$4,235		$1,016		$84

*	Amount less than one thousand.

Tax-Exempt Preservation Portfolio

Share class	Distribution services	Transfer agent services
Class A	$690	$71
Class C	197	6
Class T	—	—	*
Class F-1	9	5
Class F-2	Not applicable	63
Class F-3	Not applicable	—	*
Total class-specific expenses	$896	$145

American Funds Portfolio Series	41

Miscellaneous fee reimbursement — CRMC has agreed to reimburse a portion of miscellaneous fees and expenses of Tax-Exempt Preservation Portfolio. At its discretion the adviser may elect to extend, modify or terminate the reimbursement. Fees and expenses in Tax-Exempt Preservation Portfolio’s statement of operations are presented gross of any reimbursement from CRMC. The amount reimbursed by CRMC is reflected as a miscellaneous fee reimbursement in the fund’s statement of operations. For the six months ended April 30, 2021, CRMC reimbursed miscellaneous fees of $4,000 for Tax-Exempt Preservation Portfolio. CRMC may recoup all or a portion of this reimbursement by the end of the current fiscal year.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in shares of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected American Funds. Trustees’ compensation shown on the accompanying financial statements reflects current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows (dollars in thousands):

	Current fees	Increase in value of deferred amounts		Total trustees’ compensation
Global Growth Portfolio	$7	$3		$10
Growth Portfolio	16	7		23
Growth and Income Portfolio	16	7		23
Moderate Growth and Income Portfolio	15	7		22
Conservative Growth and Income Portfolio	8	4		12
Tax-Aware Conservative Growth and Income Portfolio	5	2		7
Preservation Portfolio	4	2		6
Tax-Exempt Preservation Portfolio	1	—	*	1

*	Amount less than one thousand.

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any of the funds in the series.

7. Indemnifications

The series’ organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the series. In the normal course of business, the series may also enter into contracts that provide general indemnifications. Each fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the series. The risk of material loss from such claims is considered remote. Insurance policies are also available to the series’ board members and officers.

8. Investment transactions

The funds made purchases and sales of investment securities during the six months ended April 30, 2021, as follows (dollars in thousands):

	Purchases	Sales
Global Growth Portfolio	$762,652	$296,814
Growth Portfolio	1,641,535	680,624
Growth and Income Portfolio	3,220,597	2,415,472
Moderate Growth and Income Portfolio	2,104,020	1,306,343
Conservative Growth and Income Portfolio	2,318,166	1,978,574
Tax-Aware Conservative Growth and Income Portfolio	328,069	13,987
Preservation Portfolio	541,894	282,867
Tax-Exempt Preservation Portfolio	121,688	14,531

42	American Funds Portfolio Series

9. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

Global Growth Portfolio

	Sales[1]		Reinvestments of distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2021

Class A	$381,776	16,977	$21,383		978		$(191,358)	(8,550)	$211,801	9,405
Class C	51,968	2,358	2,500		116		(62,522)	(2,834)	(8,054)	(360)
Class T	—	—	—		—		—	—	—	—
Class F-1	13,311	595	840		38		(53,578)	(2,336)	(39,427)	(1,703)
Class F-2	136,130	6,017	5,550		253		(54,737)	(2,420)	86,943	3,850
Class F-3	72,233	3,161	1,800		82		(26,971)	(1,203)	47,062	2,040
Class 529-A	73,187	3,274	4,164		191		(29,064)	(1,313)	48,287	2,152
Class 529-C	6,267	284	284		13		(9,222)	(422)	(2,671)	(125)
Class 529-E	2,282	102	107		5		(755)	(33)	1,634	74
Class 529-T	—	—	—	[2]	—	[2]	—	—	— [2]	— [2]
Class 529-F-1	—	—	—	[2]	—	[2]	(9)	— [2]	(9)	— [2]
Class 529-F-2	17,000	764	671		31		(2,975)	(135)	14,696	660
Class 529-F-3	—	—	—	[2]	—	[2]	—	—	— [2]	— [2]
Class ABLE-A	490	22	10		1		(58)	(3)	442	20
Class ABLE-F-2	57	3	—	[2]	—	[2]	—	—	57	3
Class R-1	1,037	47	31		2		(863)	(40)	205	9
Class R-2	17,688	808	610		29		(15,182)	(697)	3,116	140
Class R-2E	726	32	35		2		(1,880)	(85)	(1,119)	(51)
Class R-3	16,036	718	427		20		(11,348)	(511)	5,115	227
Class R-4	6,964	310	313		14		(2,556)	(114)	4,721	210
Class R-5E	4,301	192	115		5		(1,056)	(47)	3,360	150
Class R-5	1,934	85	137		6		(947)	(41)	1,124	50
Class R-6	20,861	917	1,145		52		(10,299)	(458)	11,707	511
Total net increase (decrease)	$824,248	36,666	$40,122		1,838		$(475,380)	(21,242)	$388,990	17,262

Year ended October 31, 2020

Class A	$375,307	21,996	$102,209		5,798		$(401,550)	(23,889)	$75,966	3,905
Class C	63,354	3,781	16,587		955		(93,639)	(5,517)	(13,698)	(781)
Class T	—	—	—		—		—	—	—	—
Class F-1	23,967	1,383	4,128		234		(26,853)	(1,567)	1,242	50
Class F-2	160,347	9,421	21,634		1,223		(169,020)	(10,373)	12,961	271
Class F-3	82,264	4,895	4,098		232		(30,453)	(1,844)	55,909	3,283
Class 529-A	104,300	5,916	17,533		996		(52,292)	(3,005)	69,541	3,907
Class 529-C	10,350	611	3,335		192		(51,776)	(2,944)	(38,091)	(2,141)
Class 529-E	3,233	188	660		37		(3,264)	(191)	629	34
Class 529-T	—	—	1		—	[2]	—	—	1	— [2]
Class 529-F-1	13,410	771	2,170		123		(60,322)	(3,235)	(44,742)	(2,341)
Class 529-F-2[3]	55,592	2,973	—		—		—	—	55,592	2,973
Class 529-F-3[3]	10	1	—		—		—	—	10	1
Class ABLE-A	514	30	26		1		(115)	(7)	425	24
Class ABLE-F-2[3]	19	1	—		—		—	—	19	1
Class R-1	1,313	79	234		13		(2,187)	(122)	(640)	(30)
Class R-2	23,248	1,374	3,996		231		(25,471)	(1,512)	1,773	93
Class R-2E	971	58	201		11		(766)	(44)	406	25
Class R-3	18,033	1,048	2,445		140		(14,854)	(853)	5,624	335
Class R-4	13,854	800	1,468		84		(10,327)	(600)	4,995	284
Class R-5E	3,806	224	322		18		(1,369)	(80)	2,759	162
Class R-5	2,276	132	507		29		(1,927)	(116)	856	45
Class R-6	22,853	1,297	4,290		241		(22,243)	(1,310)	4,900	228
Total net increase (decrease)	$979,021	56,979	$185,844		10,558		$(968,428)	(57,209)	$196,437	10,328

See end of tables for footnotes.

American Funds Portfolio Series	43

Growth Portfolio

	Sales[1]				Reinvestments of distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount		Shares		Amount		Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2021

Class A	$911,596		38,412		$238,109		10,407		$(488,430)	(20,664)	$661,275	28,155
Class C	133,274		5,733		37,904		1,689		(155,860)	(6,713)	15,318	709
Class T	—		—		—		—		—	—	—	—
Class F-1	18,626		785		4,503		197		(43,896)	(1,838)	(20,767)	(856)
Class F-2	182,592		7,676		32,994		1,435		(105,241)	(4,430)	110,345	4,681
Class F-3	61,707		2,581		6,885		301		(21,609)	(910)	46,983	1,972
Class 529-A	193,611		8,200		49,738		2,178		(74,027)	(3,140)	169,322	7,238
Class 529-C	18,218		787		4,269		190		(27,788)	(1,203)	(5,301)	(226)
Class 529-E	8,489		359		1,721		76		(2,118)	(90)	8,092	345
Class 529-T	—		—		1		—	[2]	—	—	1	— [2]
Class 529-F-1	—	[2]	—	[2]	—	[2]	—	[2]	(37)	(2)	(37)	(2)
Class 529-F-2	35,411		1,491		6,945		304		(11,428)	(477)	30,928	1,318
Class 529-F-3	—		—		—	[2]	—	[2]	—	—	— [2]	— [2]
Class ABLE-A	1,386		59		117		5		(62)	(3)	1,441	61
Class ABLE-F-2	46		2		1		—	[2]	(14)	— [2]	33	2
Class R-1	3,947		168		1,010		45		(1,904)	(84)	3,053	129
Class R-2	36,641		1,573		7,924		353		(37,611)	(1,622)	6,954	304
Class R-2E	792		35		377		17		(3,002)	(129)	(1,833)	(77)
Class R-3	36,428		1,545		5,648		249		(30,644)	(1,298)	11,432	496
Class R-4	10,861		462		2,760		121		(7,878)	(338)	5,743	245
Class R-5E	8,044		339		1,021		45		(11,053)	(478)	(1,988)	(94)
Class R-5	3,211		134		1,176		51		(3,487)	(146)	900	39
Class R-6	26,021		1,096		5,036		218		(26,254)	(1,121)	4,803	193
Total net increase (decrease)	$1,690,901		71,437		$408,139		17,881		$(1,052,343)	(44,686)	$1,046,697	44,632

Year ended October 31, 2020

Class A	$1,221,318		66,018		$289,769		15,100		$(813,139)	(44,071)	$697,948	37,047
Class C	208,104		11,486		52,452		2,778		(236,845)	(12,804)	23,711	1,460
Class T	—		—		—		—		—	—	—	—
Class F-1	31,831		1,717		5,866		306		(32,431)	(1,736)	5,266	287
Class F-2	307,024		16,779		37,085		1,926		(235,379)	(13,073)	108,730	5,632
Class F-3	58,965		3,285		7,966		415		(44,432)	(2,400)	22,499	1,300
Class 529-A	312,800		16,345		54,623		2,851		(114,450)	(6,058)	252,973	13,138
Class 529-C	31,258		1,708		10,142		537		(124,959)	(6,519)	(83,559)	(4,274)
Class 529-E	8,578		464		2,242		118		(7,328)	(383)	3,492	199
Class 529-T	—		—		1		—	[2]	—	—	1	— [2]
Class 529-F-1	47,884		2,473		7,437		387		(181,912)	(8,979)	(126,591)	(6,119)
Class 529-F-2[3]	165,016		8,129		—		—		(7)	— [2]	165,009	8,129
Class 529-F-3[3]	10		—	[2]	—		—		—	—	10	— [2]
Class ABLE-A	1,274		68		82		4		(109)	(6)	1,247	66
Class ABLE-F-2[3]	23		1		—		—		—	—	23	1
Class R-1	5,842		315		1,287		68		(3,205)	(166)	3,924	217
Class R-2	58,345		3,167		10,825		574		(56,264)	(3,056)	12,906	685
Class R-2E	1,620		87		614		32		(2,698)	(149)	(464)	(30)
Class R-3	42,013		2,278		7,465		391		(32,939)	(1,770)	16,539	899
Class R-4	22,345		1,216		3,525		184		(20,404)	(1,072)	5,466	328
Class R-5E	9,940		555		999		52		(4,326)	(229)	6,613	378
Class R-5	6,902		370		1,433		74		(5,676)	(316)	2,659	128
Class R-6	41,448		2,237		6,460		335		(70,552)	(3,715)	(22,644)	(1,143)
Total net increase (decrease)	$2,582,540		138,698		$500,273		26,132		$(1,987,055)	(106,502)	$1,095,758	58,328

See end of tables for footnotes.

44	American Funds Portfolio Series

Growth and Income Portfolio

	Sales[1]				Reinvestments of distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount		Shares		Amount		Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2021

Class A	$933,852		52,726		$251,712		14,687		$(501,749)	(28,472)	$683,815	38,941
Class C	125,592		7,160		39,871		2,347		(180,395)	(10,281)	(14,932)	(774)
Class T	—		—		—		—		—	—	—	—
Class F-1	35,095		1,981		7,000		409		(73,865)	(4,170)	(31,770)	(1,780)
Class F-2	206,124		11,635		31,064		1,809		(117,747)	(6,657)	119,441	6,787
Class F-3	93,324		5,256		5,050		294		(16,142)	(910)	82,232	4,640
Class 529-A	95,016		5,385		26,988		1,575		(50,473)	(2,860)	71,531	4,100
Class 529-C	10,146		579		2,647		156		(17,805)	(1,018)	(5,012)	(283)
Class 529-E	2,689		152		1,090		64		(1,560)	(89)	2,219	127
Class 529-T	—		—		—	[2]	—	[2]	—	—	— [2]	— [2]
Class 529-F-1	—	[2]	—	[2]	—	[2]	—	[2]	(118)	(7)	(118)	(7)
Class 529-F-2	18,520		1,043		2,658		155		(4,234)	(242)	16,944	956
Class 529-F-3	—		—		—	[2]	—	[2]	—	—	— [2]	— [2]
Class ABLE-A	1,061		60		96		6		(145)	(8)	1,012	58
Class ABLE-F-2	1		—	[2]	2		—	[2]	—	—	3	— [2]
Class R-1	2,948		167		560		33		(1,907)	(110)	1,601	90
Class R-2	20,802		1,188		5,122		302		(22,966)	(1,318)	2,958	172
Class R-2E	3,465		194		522		31		(2,239)	(127)	1,748	98
Class R-3	31,726		1,802		4,164		244		(18,644)	(1,063)	17,246	983
Class R-4	10,331		580		2,344		136		(5,538)	(313)	7,137	403
Class R-5E	3,301		188		550		32		(6,870)	(396)	(3,019)	(176)
Class R-5	5,658		312		796		46		(1,663)	(94)	4,791	264
Class R-6	46,626		2,636		9,693		564		(31,986)	(1,809)	24,333	1,391
Total net increase (decrease)	$1,646,277		93,044		$391,929		22,890		$(1,056,046)	(59,944)	$982,160	55,990

Year ended October 31, 2020

Class A	$1,159,987		76,817		$344,745		22,492		$(1,038,097)	(69,819)	$466,635	29,490
Class C	188,283		12,534		59,706		3,903		(298,326)	(19,839)	(50,337)	(3,402)
Class T	—		—		—		—		—	—	—	—
Class F-1	58,491		3,883		9,812		640		(54,535)	(3,641)	13,768	882
Class F-2	295,361		19,661		40,615		2,649		(245,971)	(16,712)	90,005	5,598
Class F-3	45,610		2,969		6,420		420		(38,998)	(2,668)	13,032	721
Class 529-A	186,945		12,144		33,136		2,163		(95,968)	(6,271)	124,113	8,036
Class 529-C	23,866		1,576		7,523		491		(112,826)	(7,331)	(81,437)	(5,264)
Class 529-E	6,141		409		1,442		95		(4,865)	(325)	2,718	179
Class 529-T	—		—		1		—	[2]	—	—	1	— [2]
Class 529-F-1	16,462		1,072		3,238		211		(76,517)	(4,903)	(56,817)	(3,620)
Class 529-F-2[3]	67,135		4,293		—		—		—	—	67,135	4,293
Class 529-F-3[3]	10		1		—		—		—	—	10	1
Class ABLE-A	1,357		89		78		5		(210)	(14)	1,225	80
Class ABLE-F-2[3]	51		3		—		—		—	—	51	3
Class R-1	5,471		364		676		44		(3,512)	(234)	2,635	174
Class R-2	37,119		2,463		7,402		484		(43,669)	(2,918)	852	29
Class R-2E	3,613		232		756		49		(2,709)	(188)	1,660	93
Class R-3	29,796		1,963		5,710		373		(30,342)	(2,002)	5,164	334
Class R-4	15,720		1,039		3,884		254		(27,005)	(1,749)	(7,401)	(456)
Class R-5E	5,680		382		644		42		(2,452)	(157)	3,872	267
Class R-5	4,622		308		1,236		81		(7,409)	(490)	(1,551)	(101)
Class R-6	85,804		5,583		13,796		900		(60,592)	(4,042)	39,008	2,441
Total net increase (decrease)	$2,237,524		147,785		$540,820		35,296		$(2,144,003)	(143,303)	$634,341	39,778

See end of tables for footnotes.

American Funds Portfolio Series	45

Moderate Growth and Income Portfolio

	Sales[1]		Reinvestments of distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2021

Class A	$882,588	50,790	$131,731		7,751		$(468,404)	(27,047)	$545,915	31,494
Class C	119,187	6,904	18,939		1,125		(155,183)	(9,003)	(17,057)	(974)
Class T	—	—	—		—		—	—	—	—
Class F-1	16,141	936	2,943		173		(55,432)	(3,179)	(36,348)	(2,070)
Class F-2	198,237	11,410	18,941		1,112		(105,581)	(6,059)	111,597	6,463
Class F-3	83,855	4,774	3,420		201		(16,820)	(972)	70,455	4,003
Class 529-A	73,183	4,219	9,700		571		(41,653)	(2,409)	41,230	2,381
Class 529-C	8,350	483	1,036		61		(13,969)	(809)	(4,583)	(265)
Class 529-E	1,574	92	303		18		(1,331)	(78)	546	32
Class 529-T	—	—	—	[2]	—	[2]	—	—	— [2]	— [2]
Class 529-F-1	—	—	—	[2]	—	[2]	(119)	(7)	(119)	(7)
Class 529-F-2	10,226	592	1,282		76		(6,100)	(351)	5,408	317
Class 529-F-3	—	—	—	[2]	—	[2]	—	—	— [2]	— [2]
Class ABLE-A	943	54	43		3		(108)	(6)	878	51
Class ABLE-F-2	27	1	1		—	[2]	—	—	28	1
Class R-1	1,090	63	169		10		(1,137)	(66)	122	7
Class R-2	16,265	947	2,065		122		(17,311)	(1,007)	1,019	62
Class R-2E	2,232	128	182		11		(3,025)	(176)	(611)	(37)
Class R-3	26,185	1,500	2,663		157		(26,677)	(1,543)	2,171	114
Class R-4	11,831	685	1,889		111		(19,513)	(1,132)	(5,793)	(336)
Class R-5E	4,578	264	291		17		(6,074)	(353)	(1,205)	(72)
Class R-5	2,623	150	509		30		(2,615)	(149)	517	31
Class R-6	63,823	3,664	9,194		540		(49,815)	(2,878)	23,202	1,326
Total net increase (decrease)	$1,522,938	87,656	$205,301		12,089		$(990,867)	(57,224)	$737,372	42,521

Year ended October 31, 2020

Class A	$1,210,016	79,371	$222,019		14,431		$(918,527)	(61,246)	$513,508	32,556
Class C	176,493	11,668	36,901		2,399		(277,930)	(18,410)	(64,536)	(4,343)
Class T	—	—	—		—		—	—	—	—
Class F-1	37,782	2,474	5,771		375		(50,314)	(3,321)	(6,761)	(472)
Class F-2	297,495	19,614	31,382		2,039		(260,512)	(17,363)	68,365	4,290
Class F-3	63,975	4,146	5,902		385		(64,505)	(4,248)	5,372	283
Class 529-A	133,854	8,657	15,215		989		(84,105)	(5,518)	64,964	4,128
Class 529-C	16,779	1,098	3,489		227		(75,228)	(4,898)	(54,960)	(3,573)
Class 529-E	3,987	261	566		36		(4,327)	(288)	226	9
Class 529-T	—	—	1		—	[2]	—	—	1	— [2]
Class 529-F-1	14,626	944	2,107		137		(66,960)	(4,298)	(50,227)	(3,217)
Class 529-F-2[3]	56,274	3,614	—		—		—	—	56,274	3,614
Class 529-F-3[3]	10	1	—		—		—	—	10	1
Class ABLE-A	1,022	67	46		3		(167)	(11)	901	59
Class ABLE-F-2[3]	44	3	—		—		—	—	44	3
Class R-1	2,540	168	355		23		(5,553)	(365)	(2,658)	(174)
Class R-2	29,898	1,975	3,908		254		(37,700)	(2,519)	(3,894)	(290)
Class R-2E	1,813	121	356		23		(3,020)	(195)	(851)	(51)
Class R-3	30,595	2,028	4,753		309		(32,408)	(2,146)	2,940	191
Class R-4	19,665	1,280	3,719		242		(27,691)	(1,833)	(4,307)	(311)
Class R-5E	3,934	261	559		36		(5,690)	(371)	(1,197)	(74)
Class R-5	3,830	253	913		59		(4,467)	(307)	276	5
Class R-6	68,195	4,458	16,986		1,103		(93,868)	(6,181)	(8,687)	(620)
Total net increase (decrease)	$2,172,827	142,462	$354,948		23,070		$(2,012,972)	(133,518)	$514,803	32,014

See end of tables for footnotes.

46	American Funds Portfolio Series

Conservative Growth and Income Portfolio

	Sales[1]		Reinvestments of distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2021

Class A	$539,817	40,922	$165,056		12,821		$(332,862)	(25,322)	$372,011	28,421
Class C	72,868	5,557	23,296		1,822		(99,246)	(7,585)	(3,082)	(206)
Class T	—	—	—		—		—	—	—	—
Class F-1	8,104	614	3,544		275		(21,384)	(1,626)	(9,736)	(737)
Class F-2	93,009	7,032	16,584		1,287		(69,603)	(5,288)	39,990	3,031
Class F-3	25,247	1,921	2,689		209		(11,373)	(863)	16,563	1,267
Class 529-A	42,589	3,233	8,966		697		(26,829)	(2,046)	24,726	1,884
Class 529-C	5,318	406	1,110		87		(6,477)	(494)	(49)	(1)
Class 529-E	1,252	95	297		23		(977)	(74)	572	44
Class 529-T	—	—	1		—	[2]	—	—	1	— [2]
Class 529-F-1	—	—	—	[2]	—	[2]	(9)	(1)	(9)	(1)
Class 529-F-2	6,726	511	1,559		121		(4,600)	(351)	3,685	281
Class 529-F-3	—	—	—	[2]	—	[2]	—	—	— [2]	— [2]
Class ABLE-A	374	28	47		4		(71)	(5)	350	27
Class ABLE-F-2	15	1	1		—	[2]	—	—	16	1
Class R-1	221	17	80		6		(341)	(26)	(40)	(3)
Class R-2	6,290	480	1,634		128		(6,946)	(534)	978	74
Class R-2E	401	31	18		1		(70)	(5)	349	27
Class R-3	8,158	624	1,437		112		(6,171)	(472)	3,424	264
Class R-4	4,651	353	1,332		104		(9,457)	(731)	(3,474)	(274)
Class R-5E	680	52	272		21		(3,488)	(269)	(2,536)	(196)
Class R-5	2,493	190	276		21		(1,454)	(111)	1,315	100
Class R-6	16,291	1,239	2,684		208		(11,682)	(892)	7,293	555
Total net increase (decrease)	$834,504	63,306	$230,883		17,947		$(613,040)	(46,695)	$452,347	34,558

Year ended October 31, 2020

Class A	$829,298	66,791	$177,323		14,312		$(710,070)	(58,216)	$296,551	22,887
Class C	114,062	9,224	26,707		2,159		(183,652)	(15,009)	(42,883)	(3,626)
Class T	—	—	—		—		—	—	—	—
Class F-1	26,117	2,121	4,145		334		(28,502)	(2,340)	1,760	115
Class F-2	151,363	12,236	18,819		1,515		(173,724)	(14,291)	(3,542)	(540)
Class F-3	32,282	2,606	2,944		238		(27,532)	(2,290)	7,694	554
Class 529-A	85,681	6,890	8,579		693		(53,328)	(4,313)	40,932	3,270
Class 529-C	14,372	1,157	1,896		153		(37,801)	(3,078)	(21,533)	(1,768)
Class 529-E	3,271	262	306		25		(2,601)	(211)	976	76
Class 529-T	—	—	1		—	[2]	—	—	1	— [2]
Class 529-F-1	12,492	993	1,673		135		(44,565)	(3,624)	(30,400)	(2,496)
Class 529-F-2[3]	36,153	2,954	—		—		—	—	36,153	2,954
Class 529-F-3[3]	10	1	—		—		—	—	10	1
Class ABLE-A	620	49	36		3		(94)	(7)	562	45
Class ABLE-F-2[3]	10	1	—		—		—	—	10	1
Class R-1	733	59	74		6		(379)	(30)	428	35
Class R-2	11,910	979	1,709		138		(13,296)	(1,072)	323	45
Class R-2E	198	15	28		2		(577)	(46)	(351)	(29)
Class R-3	14,788	1,194	1,545		125		(14,013)	(1,152)	2,320	167
Class R-4	10,145	803	1,639		132		(13,206)	(1,074)	(1,422)	(139)
Class R-5E	2,690	215	297		24		(1,354)	(109)	1,633	130
Class R-5	1,558	126	350		28		(2,920)	(245)	(1,012)	(91)
Class R-6	25,968	2,101	3,165		256		(28,101)	(2,279)	1,032	78
Total net increase (decrease)	$1,373,721	110,777	$251,236		20,278		$(1,335,715)	(109,386)	$289,242	21,669

See end of tables for footnotes.

American Funds Portfolio Series	47

Tax-Aware Conservative Growth and Income Portfolio

	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended April 30, 2021

Class A	$333,453	22,033	$38,622	2,594	$(119,581)	(7,968)	$252,494	16,659
Class C	39,215	2,610	4,237	287	(38,277)	(2,561)	5,175	336
Class T	—	—	—	—	—	—	—	—
Class F-1	36,388	2,394	3,702	249	(32,527)	(2,172)	7,563	471
Class F-2	70,531	4,650	5,143	345	(31,830)	(2,116)	43,844	2,879
Class F-3	17,835	1,175	1,128	75	(5,001)	(333)	13,962	917
Total net increase (decrease)	$497,422	32,862	$52,832	3,550	$(227,216)	(15,150)	$323,038	21,262

Year ended October 31, 2020

Class A	$566,752	41,232	$79,212	5,743	$(330,848)	(24,780)	$315,116	22,195
Class C	81,285	5,923	10,244	745	(79,929)	(5,947)	11,600	721
Class T	—	—	—	—	—	—	—	—
Class F-1	86,998	6,237	9,341	676	(101,871)	(7,656)	(5,532)	(743)
Class F-2	106,600	7,719	10,869	787	(97,383)	(7,425)	20,086	1,081
Class F-3	25,329	1,824	2,245	163	(19,208)	(1,451)	8,366	536
Total net increase (decrease)	$866,964	62,935	$111,911	8,114	$(629,239)	(47,259)	$349,636	23,790

See end of tables for footnotes.

48	American Funds Portfolio Series

Preservation Portfolio

	Sales[1]		Reinvestments of distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2021

Class A	$551,118	53,470	$27,272		2,648		$(500,791)	(48,613)	$77,599	7,505
Class C	32,028	3,110	2,061		201		(43,031)	(4,187)	(8,942)	(876)
Class T	—	—	—		—		—	—	—	—
Class F-1	18,778	1,817	949		92		(27,882)	(2,704)	(8,155)	(795)
Class F-2	173,741	16,836	6,935		673		(145,573)	(14,110)	35,103	3,399
Class F-3	163,910	15,948	1,395		136		(24,575)	(2,398)	140,730	13,686
Class 529-A	43,293	4,203	3,203		311		(37,126)	(3,602)	9,370	912
Class 529-C	4,608	448	245		24		(6,474)	(629)	(1,621)	(157)
Class 529-E	1,436	139	100		10		(1,682)	(163)	(146)	(14)
Class 529-T	—	—	—	[2]	—	[2]	—	—	— [2]	— [2]
Class 529-F-1	—	—	—	[2]	—	[2]	—	—	— [2]	— [2]
Class 529-F-2	6,738	653	646		62		(5,850)	(567)	1,534	148
Class 529-F-3	—	—	—	[2]	—	[2]	—	—	— [2]	— [2]
Class ABLE-A	337	33	8		1		(115)	(12)	230	22
Class ABLE-F-2	28	3	—	[2]	—	[2]	—	—	28	3
Class R-1	30	3	8		1		(373)	(36)	(335)	(32)
Class R-2	5,722	559	278		27		(7,899)	(769)	(1,899)	(183)
Class R-2E	44	4	13		1		(621)	(60)	(564)	(55)
Class R-3	10,647	1,035	408		40		(7,265)	(706)	3,790	369
Class R-4	4,702	456	261		25		(3,500)	(339)	1,463	142
Class R-5E	931	90	45		4		(1,190)	(115)	(214)	(21)
Class R-5	3,296	320	107		11		(2,511)	(244)	892	87
Class R-6	13,166	1,276	739		72		(14,926)	(1,449)	(1,021)	(101)
Total net increase (decrease)	$1,034,553	100,403	$44,673		4,339		$(831,384)	(80,703)	$247,842	24,039

Year ended October 31, 2020

Class A	$1,159,450	112,695	$17,672		1,734		$(452,227)	(44,170)	$724,895	70,259
Class C	102,494	9,984	956		94		(52,856)	(5,159)	50,594	4,919
Class T	—	—	—		—		—	—	—	—
Class F-1	62,819	6,070	477		46		(20,806)	(2,013)	42,490	4,103
Class F-2	416,097	40,286	3,219		314		(120,539)	(11,722)	298,777	28,878
Class F-3	48,675	4,719	406		40		(6,497)	(627)	42,584	4,132
Class 529-A	119,924	11,672	2,243		220		(48,981)	(4,789)	73,186	7,103
Class 529-C	18,421	1,805	214		21		(29,484)	(2,866)	(10,849)	(1,040)
Class 529-E	4,393	430	73		8		(2,685)	(264)	1,781	174
Class 529-T	—	—	—	[2]	—	[2]	—	—	— [2]	— [2]
Class 529-F-1	17,899	1,742	534		53		(48,238)	(4,652)	(29,805)	(2,857)
Class 529-F-2[3]	39,486	3,797	—		—		—	—	39,486	3,797
Class 529-F-3[3]	10	1	—		—		—	—	10	1
Class ABLE-A	276	27	4		—	[2]	(86)	(8)	194	19
Class ABLE-F-2[3]	10	1	—		—		—	—	10	1
Class R-1	641	62	3		—	[2]	(130)	(13)	514	49
Class R-2	17,252	1,689	133		13		(10,733)	(1,055)	6,652	647
Class R-2E	1,418	139	13		1		(1,088)	(105)	343	35
Class R-3	20,917	2,043	262		26		(11,865)	(1,159)	9,314	910
Class R-4	13,692	1,327	200		19		(9,853)	(957)	4,039	389
Class R-5E	2,215	216	33		4		(825)	(81)	1,423	139
Class R-5	5,118	494	56		5		(1,694)	(164)	3,480	335
Class R-6	32,496	3,159	521		51		(13,629)	(1,333)	19,388	1,877
Total net increase (decrease)	$2,083,703	202,358	$27,019		2,649		$(832,216)	(81,137)	$1,278,506	123,870

See end of tables for footnotes.

American Funds Portfolio Series	49

Tax-Exempt Preservation Portfolio

	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended April 30, 2021

Class A	$125,074	12,415	$3,145	312	$(63,884)	(6,347)	$64,335	6,380
Class C	6,264	622	139	14	(6,487)	(645)	(84)	(9)
Class T	—	—	—	—	—	—	—	—
Class F-1	2,264	224	46	5	(4,152)	(412)	(1,842)	(183)
Class F-2	60,596	6,020	1,005	100	(27,753)	(2,756)	33,848	3,364
Class F-3	15,080	1,496	224	22	(5,877)	(583)	9,427	935
Total net increase (decrease)	$209,278	20,777	$4,559	453	$(108,153)	(10,743)	$105,684	10,487

Year ended October 31, 2020

Class A	$171,840	17,245	$5,050	508	$(88,699)	(8,955)	$88,191	8,798
Class C	13,758	1,385	276	28	(14,687)	(1,480)	(653)	(67)
Class T	—	—	—	—	—	—	—	—
Class F-1	13,944	1,387	79	8	(9,482)	(947)	4,541	448
Class F-2	78,120	7,828	1,196	120	(26,472)	(2,674)	52,844	5,274
Class F-3	17,894	1,790	182	19	(5,696)	(570)	12,380	1,239
Total net increase (decrease)	$295,556	29,635	$6,783	683	$(145,036)	(14,626)	$157,303	15,692

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Class 529-F-2, Class 529-F-3 and Class ABLE-F-2 shares began investment operations on October 30, 2020.

50	American Funds Portfolio Series

Financial highlights

Global Growth Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
			Net gains										expenses to		expenses to
			(losses) on										average net		average net				Ratio of
	Net asset	Net	securities		Dividends		Total	Net asset					assets before		assets after		Net		net income
	value,	investment	(both	Total from	(from net	Distributions	dividends	value,			Net assets,		waivers/		waivers/		effective		(loss)
	beginning	income	realized and	investment	investment	(from capital	and	end	Total		end of period		reimburse-		reimburse-		expense		to average
Period ended	of period	(loss)	unrealized)	operations	income)	gains)	distributions	of period	return[2,3]		(in millions)		ments[4]		ments[3,4]		ratio[3,5,6]		net assets[3]
Class A:
4/30/2021[6,7]	$18.70	$.05	$5.14	$5.19	$(.06)	$(.11)	$(.17)	$23.72	27.85%[8]		$3,133		.36%[9]		.36%[9]		.78%[9]		.47%[9]
10/31/2020	17.19	.14	2.24	2.38	(.16)	(.71)	(.87)	18.70	14.09		2,294		.38		.38		.82		.83
10/31/2019	16.01	.17	1.82	1.99	(.16)	(.65)	(.81)	17.19	13.55		2,042		.40		.40		.83		1.04
10/31/2018	17.37	.11	(.42)	(.31)	(.12)	(.93)	(1.05)	16.01	(2.09)		1,737		.39		.39		.83		.63
10/31/2017	14.29	.16	3.44	3.60	(.15)	(.37)	(.52)	17.37	26.05		1,471		.35		.35		.79		1.02
10/31/2016	14.58	.15	.11	.26	(.13)	(.42)	(.55)	14.29	1.86		1,074		.35		.33		.82		1.11
Class C:
4/30/2021[6,7]	18.33	(.03)	5.03	5.00	—	(.11)	(.11)	23.22	27.35	[8]	502		1.11	[9]	1.11	[9]	1.53	[9]	(.26)[9]
10/31/2020	16.87	.02	2.18	2.20	(.03)	(.71)	(.74)	18.33	13.25		402		1.13		1.13		1.57		.10
10/31/2019	15.71	.05	1.81	1.86	(.05)	(.65)	(.70)	16.87	12.74		384		1.15		1.15		1.58		.31
10/31/2018	17.08	(.02)	(.42)	(.44)	— [10]	(.93)	(.93)	15.71	(2.85)		350		1.12		1.12		1.56		(.11)
10/31/2017	14.05	.04	3.40	3.44	(.04)	(.37)	(.41)	17.08	25.16		295		1.11		1.11		1.55		.28
10/31/2016	14.37	.04	.09	.13	(.03)	(.42)	(.45)	14.05	.99		227		1.14		1.13		1.62		.30
Class T:
4/30/2021[6,7]	18.74	.08	5.14	5.22	(.10)	(.11)	(.21)	23.75	27.99	[8,11]	—	[12]	.13	[9,11]	.13	[9,11]	.55	[9,11]	.71	[9,11]
10/31/2020	17.22	.19	2.24	2.43	(.20)	(.71)	(.91)	18.74	14.39	[11]	—	[12]	.14	[11]	.14	[11]	.58	[11]	1.11	[11]
10/31/2019	16.04	.22	1.82	2.04	(.21)	(.65)	(.86)	17.22	13.87	[11]	—	[12]	.15	[11]	.15	[11]	.58	[11]	1.35	[11]
10/31/2018	17.40	.17	(.45)	(.28)	(.15)	(.93)	(1.08)	16.04	(1.86)[11]		—	[12]	.10	[11]	.10	[11]	.54	[11]	.99	[11]
10/31/2017[7,13]	15.06	.05	2.29	2.34	—	—	—	17.40	15.54	[8,11]	—	[12]	.12	[9,11]	.12	[9,11]	.56	[9,11]	.52	[9,11]
Class F-1:
4/30/2021[6,7]	18.73	.06	5.14	5.20	(.06)	(.11)	(.17)	23.76	27.85	[8]	74		.39	[9]	.39	[9]	.81	[9]	.58	[9]
10/31/2020	17.21	.14	2.25	2.39	(.16)	(.71)	(.87)	18.73	14.14		90		.38		.38		.82		.83
10/31/2019	16.02	.17	1.83	2.00	(.16)	(.65)	(.81)	17.21	13.59		82		.40		.40		.83		1.07
10/31/2018	17.39	.11	(.44)	(.33)	(.11)	(.93)	(1.04)	16.02	(2.15)		75		.38		.38		.82		.61
10/31/2017	14.30	.15	3.45	3.60	(.14)	(.37)	(.51)	17.39	26.01		58		.39		.39		.83		.99
10/31/2016	14.58	.15	.10	.25	(.11)	(.42)	(.53)	14.30	1.77		40		.42		.40		.89		1.08
Class F-2:
4/30/2021[6,7]	18.79	.08	5.16	5.24	(.10)	(.11)	(.21)	23.82	28.04	[8]	680		.11	[9]	.11	[9]	.53	[9]	.71	[9]
10/31/2020	17.27	.19	2.24	2.43	(.20)	(.71)	(.91)	18.79	14.36		464		.12		.12		.56		1.10
10/31/2019	16.08	.22	1.83	2.05	(.21)	(.65)	(.86)	17.27	13.89		422		.14		.14		.57		1.34
10/31/2018	17.44	.14	(.42)	(.28)	(.15)	(.93)	(1.08)	16.08	(1.88)		395		.13		.13		.57		.84
10/31/2017	14.34	.17	3.48	3.65	(.18)	(.37)	(.55)	17.44	26.37		249		.13		.13		.57		1.10
10/31/2016	14.64	.16	.12	.28	(.16)	(.42)	(.58)	14.34	1.98		105		.15		.13		.62		1.15
Class F-3:
4/30/2021[6,7]	18.76	.08	5.17	5.25	(.12)	(.11)	(.23)	23.78	28.14	[8]	228		.01	[9]	.01	[9]	.43	[9]	.76	[9]
10/31/2020	17.24	.17	2.28	2.45	(.22)	(.71)	(.93)	18.76	14.51		142		.02		.02		.46		.98
10/31/2019	16.06	.23	1.83	2.06	(.23)	(.65)	(.88)	17.24	13.98		74		.02		.02		.45		1.41
10/31/2018	17.41	.13	(.39)	(.26)	(.16)	(.93)	(1.09)	16.06	(1.74)		62		.02		.02		.46		.75
10/31/2017[7,14]	14.50	.06	2.85	2.91	—	—	—	17.41	20.07	[8]	15		.02	[9]	.02	[9]	.46	[9]	.51	[9]

See end of tables for footnotes.

American Funds Portfolio Series	51

Financial highlights (continued)

Global Growth Portfolio (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income (loss) to average net assets[3]
Class 529-A:
4/30/2021[6,7]	$18.66	$.05	$5.14	$5.19	$(.06)	$(.11)	$(.17)	$23.68	27.90%[8]		$621		.39%[9]		.39%[9]		.81%[9]		.43%[9]
10/31/2020	17.16	.13	2.23	2.36	(.15)	(.71)	(.86)	18.66	14.03		449		.42		.42		.86		.75
10/31/2019	15.98	.16	1.83	1.99	(.16)	(.65)	(.81)	17.16	13.56		346		.44		.44		.87		.99
10/31/2018	17.35	.10	(.43)	(.33)	(.11)	(.93)	(1.04)	15.98	(2.17)		279		.41		.41		.85		.60
10/31/2017	14.27	.15	3.44	3.59	(.14)	(.37)	(.51)	17.35	26.04		218		.40		.40		.84		.96
10/31/2016	14.56	.14	.11	.25	(.12)	(.42)	(.54)	14.27	1.79		147		.41		.39		.88		1.03
Class 529-C:
4/30/2021[6,7]	18.33	(.03)	5.04	5.01	—	(.11)	(.11)	23.23	27.41	[8]	56		1.15	[9]	1.15	[9]	1.57	[9]	(.31)[9]
10/31/2020	16.87	.03	2.16	2.19	(.02)	(.71)	(.73)	18.33	13.17		47		1.19		1.19		1.63		.19
10/31/2019	15.71	.04	1.80	1.84	(.03)	(.65)	(.68)	16.87	12.64		79		1.21		1.21		1.64		.27
10/31/2018	17.08	(.03)	(.41)	(.44)	—	(.93)	(.93)	15.71	(2.87)		74		1.18		1.18		1.62		(.16)
10/31/2017	14.03	.03	3.40	3.43	(.01)	(.37)	(.38)	17.08	25.05		71		1.19		1.19		1.63		.17
10/31/2016	14.34	.03	.10	.13	(.02)	(.42)	(.44)	14.03	.92		56		1.23		1.21		1.70		.22
Class 529-E:
4/30/2021[6,7]	18.54	.02	5.10	5.12	(.01)	(.11)	(.12)	23.54	27.72	[8]	21		.62	[9]	.62	[9]	1.04	[9]	.21	[9]
10/31/2020	17.06	.10	2.21	2.31	(.12)	(.71)	(.83)	18.54	13.78		15		.63		.63		1.07		.58
10/31/2019	15.89	.13	1.82	1.95	(.13)	(.65)	(.78)	17.06	13.30		13		.65		.65		1.08		.80
10/31/2018	17.25	.06	(.41)	(.35)	(.08)	(.93)	(1.01)	15.89	(2.33)		11		.64		.64		1.08		.35
10/31/2017	14.19	.11	3.42	3.53	(.10)	(.37)	(.47)	17.25	25.71		9		.64		.64		1.08		.69
10/31/2016	14.50	.10	.10	.20	(.09)	(.42)	(.51)	14.19	1.45		6		.68		.67		1.16		.75
Class 529-T:
4/30/2021[6,7]	18.73	.07	5.14	5.21	(.09)	(.11)	(.20)	23.74	27.95	[8,11]	—	[12]	.19	[9,11]	.19	[9,11]	.61	[9,11]	.65	[9,11]
10/31/2020	17.21	.18	2.24	2.42	(.19)	(.71)	(.90)	18.73	14.36	[11]	—	[12]	.19	[11]	.19	[11]	.63	[11]	1.02	[11]
10/31/2019	16.03	.21	1.82	2.03	(.20)	(.65)	(.85)	17.21	13.80	[11]	—	[12]	.19	[11]	.19	[11]	.62	[11]	1.27	[11]
10/31/2018	17.39	.15	(.44)	(.29)	(.14)	(.93)	(1.07)	16.03	(1.92	)11	—	[12]	.17	[11]	.17	[11]	.61	[11]	.89	[11]
10/31/2017[7,13]	15.06	.04	2.29	2.33	—	—	—	17.39	15.47	[8,11]	—	[12]	.19	[9,11]	.19	[9,11]	.63	[9,11]	.45	[9,11]
Class 529-F-1:
4/30/2021[6,7]	18.75	.07	5.16	5.23	(.12)	(.11)	(.23)	23.75	28.00	[8,11]	—	[12]	.19	[9,11]	.19	[9,11]	.61	[9,11]	.62	[9,11]
10/31/2020	17.23	.17	2.25	2.42	(.19)	(.71)	(.90)	18.75	14.35	[11]	—	[12]	.18	[11]	.18	[11]	.62	[11]	.97	[11]
10/31/2019	16.06	.19	1.83	2.02	(.20)	(.65)	(.85)	17.23	13.75		40		.20		.20		.63		1.18
10/31/2018	17.41	.14	(.42)	(.28)	(.14)	(.93)	(1.07)	16.06	(1.87)		29		.18		.18		.62		.79
10/31/2017	14.32	.18	3.45	3.63	(.17)	(.37)	(.54)	17.41	26.25		17		.18		.18		.62		1.15
10/31/2016	14.61	.17	.11	.28	(.15)	(.42)	(.57)	14.32	1.97		10		.22		.21		.70		1.19
Class 529-F-2:
4/30/2021[6,7]	18.70	.07	5.15	5.22	(.10)	(.11)	(.21)	23.71	28.02	[8]	86		.17	[9]	.17	[9]	.59	[9]	.64	[9]
10/31/2020[7,15]	18.70	—	—	—	—	—	—	18.70	—		56		—		—		—		—

See end of tables for footnotes.

52	American Funds Portfolio Series

Financial highlights (continued)

Global Growth Portfolio (continued)

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
			Net gains										expenses to		expenses to
			(losses) on										average net		average net				Ratio of
	Net asset	Net	securities		Dividends		Total	Net asset					assets before		assets after		Net		net income
	value,	investment	(both	Total from	(from net	Distributions	dividends	value,			Net assets,		waivers/		waivers/		effective		(loss)
	beginning	income	realized and	investment	investment	(from capital	and	end	Total		end of period		reimburse-		reimburse-		expense		to average
Period ended	of period	(loss)	unrealized)	operations	income)	gains)	distributions	of period	return[2,3]		(in millions)		ments[4]		ments[3,4]		ratio[3,5,6]		net assets[3]
Class 529-F-3:
4/30/2021[6,7]	$18.70	$.09	$5.13	$5.22	$(.12)	$(.11)	$(.23)	$23.69	28.05%[8]		$—	[12]	.17%[9]		.07%[9]		.49%[9]		.77%[9]
10/31/2020[7,15]	18.70	—	—	—	—	—	—	18.70	—		—	[12]	—		—		—		—
Class ABLE-A:
4/30/2021[6,7]	18.60	.07	5.12	5.19	(.07)	(.11)	(.18)	23.61	27.99	[8]	2		.25	[9]	.19	[9]	.61	[9]	.60 [9]
10/31/2020	17.12	.11	2.26	2.37	(.18)	(.71)	(.89)	18.60	14.11		1		.42		.35		.79		.63
10/31/2019	16.00	.09	1.90	1.99	(.22)	(.65)	(.87)	17.12	13.57		1		.43		.36		.79		.56
10/31/2018[7,16]	17.48	.01	(1.49)	(1.48)	—	—	—	16.00	(8.47)[8,11]		—	[12]	.08	[8,11]	.06	[8,11]	.50	[8,11]	.04 [8,11]
Class ABLE-F-2:
4/30/2021[6,7]	18.70	.06	5.17	5.23	(.12)	(.11)	(.23)	23.70	28.10	[8]	—	[12]	.12	[9]	.03	[9]	.45	[9]	.49 [9]
10/31/2020[7,15]	18.70	—	—	—	—	—	—	18.70	—		—	[12]	—		—		—		—
Class R-1:
4/30/2021[6,7]	18.42	(.02)	5.06	5.04	—	(.11)	(.11)	23.35	27.44	[8]	7		1.04	[9]	1.04	[9]	1.46	[9]	(.20)[9]
10/31/2020	16.95	.03	2.20	2.23	(.05)	(.71)	(.76)	18.42	13.37		5		1.06		1.06		1.50		.16
10/31/2019	15.78	.05	1.82	1.87	(.05)	(.65)	(.70)	16.95	12.74		5		1.10		1.10		1.53		.32
10/31/2018	17.16	(.02)	(.41)	(.43)	(.02)	(.93)	(.95)	15.78	(2.78)		5		1.10		1.10		1.54		(.10)
10/31/2017	14.08	.03	3.42	3.45	—	(.37)	(.37)	17.16	25.12		3		1.12		1.12		1.56		.19
10/31/2016	14.39	.03	.11	.14	(.03)	(.42)	(.45)	14.08	1.03		3		1.15		1.14		1.63		.24
Class R-2:
4/30/2021[6,7]	18.26	(.03)	5.02	4.99	—	(.11)	(.11)	23.14	27.40	[8]	127		1.10	[9]	1.10	[9]	1.52	[9]	(.27)[9]
10/31/2020	16.82	.02	2.18	2.20	(.05)	(.71)	(.76)	18.26	13.27		98		1.11		1.11		1.55		.11
10/31/2019	15.67	.05	1.80	1.85	(.05)	(.65)	(.70)	16.82	12.72		89		1.12		1.12		1.55		.33
10/31/2018	17.03	(.01)	(.42)	(.43)	— [10]	(.93)	(.93)	15.67	(2.79)		74		1.11		1.11		1.55		(.08)
10/31/2017	14.03	.04	3.38	3.42	(.05)	(.37)	(.42)	17.03	25.10		67		1.10		1.10		1.54		.26
10/31/2016	14.35	.03	.11	.14	(.04)	(.42)	(.46)	14.03	1.03		47		1.16		1.15		1.64		.22
Class R-2E:
4/30/2021[6,7]	18.48	.01	5.08	5.09	—	(.11)	(.11)	23.46	27.62	[8]	6		.82	[9]	.82	[9]	1.24	[9]	.09 [9]
10/31/2020	16.99	.06	2.21	2.27	(.07)	(.71)	(.78)	18.48	13.57		6		.82		.82		1.26		.33
10/31/2019	15.86	.10	1.82	1.92	(.14)	(.65)	(.79)	16.99	13.13		5		.83		.83		1.26		.60
10/31/2018	17.24	.02	(.41)	(.39)	(.06)	(.93)	(.99)	15.86	(2.55)		4		.82		.82		1.26		.10
10/31/2017	14.27	.08	3.43	3.51	(.17)	(.37)	(.54)	17.24	25.48		1		.81		.81		1.25		.49
10/31/2016	14.57	(.05)	.31	.26	(.14)	(.42)	(.56)	14.27	1.84		1		.75		.75		1.24		(.42)

See end of tables for footnotes.

American Funds Portfolio Series	53

Financial highlights (continued)

Global Growth Portfolio (continued)

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
			Net gains									expenses to		expenses to
			(losses) on									average net		average net				Ratio of
	Net asset	Net	securities		Dividends		Total	Net asset				assets before		assets after		Net		net income
	value,	investment	(both	Total from	(from net	Distributions	dividends	value,		Net assets,		waivers/		waivers/		effective		(loss)
	beginning	income	realized and	investment	investment	(from capital	and	end	Total	end of period		reimburse-		reimburse-		expense		to average
Period ended	of period	(loss)	unrealized)	operations	income)	gains)	distributions	of period	return[2,3]	(in millions)		ments[4]		ments[3,4]		ratio[3,5,6]		net assets[3]
Class R-3:
4/30/2021[6,7]	$18.53	$.02	$5.10	$5.12	$(.01)	$(.11)	$(.12)	$23.53	27.72%[8]	$85		.66%[9]		.66%[9]		1.08%[9]		.18%[9]
10/31/2020	17.05	.09	2.21	2.30	(.11)	(.71)	(.82)	18.53	13.72	62		.67		.67		1.11		.51
10/31/2019	15.88	.12	1.82	1.94	(.12)	(.65)	(.77)	17.05	13.28	52		.67		.67		1.10		.76
10/31/2018	17.24	.06	(.42)	(.36)	(.07)	(.93)	(1.00)	15.88	(2.37)	45		.67		.67		1.11		.33
10/31/2017	14.19	.10	3.42	3.52	(.10)	(.37)	(.47)	17.24	25.64	36		.66		.66		1.10		.65
10/31/2016	14.49	.09	.11	.20	(.08)	(.42)	(.50)	14.19	1.46	22		.72		.70		1.19		.69
Class R-4:
4/30/2021[6,7]	18.67	.05	5.14	5.19	(.07)	(.11)	(.18)	23.68	27.88 [8]	45		.34	[9]	.34	[9]	.76	[9]	.48	[9]
10/31/2020	17.17	.15	2.23	2.38	(.17)	(.71)	(.88)	18.67	14.13	32		.35		.35		.79		.89
10/31/2019	15.99	.17	1.83	2.00	(.17)	(.65)	(.82)	17.17	13.59	24		.37		.37		.80		1.05
10/31/2018	17.34	.11	(.42)	(.31)	(.11)	(.93)	(1.04)	15.99	(2.05)	22		.37		.37		.81		.62
10/31/2017	14.27	.15	3.44	3.59	(.15)	(.37)	(.52)	17.34	26.03	17		.36		.36		.80		1.00
10/31/2016	14.57	.15	.10	.25	(.13)	(.42)	(.55)	14.27	1.81	10		.41		.3	[9]	.88		1.08
Class R-5E:
4/30/2021[6,7]	18.67	.07	5.14	5.21	(.10)	(.11)	(.21)	23.67	28.04 [8]	16		.16	[9]	.16	[9]	.58	[9]	.64	[9]
10/31/2020	17.17	.16	2.25	2.41	(.20)	(.71)	(.91)	18.67	14.31	9		.16		.16		.60		.91
10/31/2019	16.00	.17	1.86	2.03	(.21)	(.65)	(.86)	17.17	13.89	6		.16		.16		.59		1.02
10/31/2018	17.37	.06	(.34)	(.28)	(.16)	(.93)	(1.09)	16.00	(1.90)	3		.17		.17		.61		.33
10/31/2017	14.26	.20	3.44	3.64	(.16)	(.37)	(.53)	17.37	26.42	—	[12]	.17		.10		.54		1.33
10/31/2016[7,17]	14.71	.17	(.03)	.14	(.17)	(.42)	(.59)	14.26	1.03 [8]	—	[12]	.27	[9]	.25	[9]	.74	[9]	1.32	[9]
Class R-5:
4/30/2021[6,7]	18.90	.09	5.19	5.28	(.11)	(.11)	(.22)	23.96	28.09 [8]	15		.06	[9]	.06	[9]	.48	[9]	.76	[9]
10/31/2020	17.36	.20	2.26	2.46	(.21)	(.71)	(.92)	18.90	14.47	11		.07		.07		.51		1.14
10/31/2019	16.16	.23	1.84	2.07	(.22)	(.65)	(.87)	17.36	13.94	9		.08		.08		.51		1.38
10/31/2018	17.52	.17	(.44)	(.27)	(.16)	(.93)	(1.09)	16.16	(1.83)	8		.08		.08		.52		.99
10/31/2017	14.40	.20	3.47	3.67	(.18)	(.37)	(.55)	17.52	26.46	8		.07		.07		.51		1.25
10/31/2016	14.70	.17	.11	.28	(.16)	(.42)	(.58)	14.40	2.03	4		.10		.09		.58		1.25
Class R-6:
4/30/2021[6,7]	18.94	.09	5.21	5.30	(.12)	(.11)	(.23)	24.01	28.13 [8]	127		.01	[9]	.01	[9]	.43	[9]	.81	[9]
10/31/2020	17.40	.21	2.26	2.47	(.22)	(.71)	(.93)	18.94	14.49	91		.02		.02		.46		1.18
10/31/2019	16.20	.22	1.85	2.07	(.22)	(.65)	(.87)	17.40	13.98	79		.03		.03		.46		1.36
10/31/2018	17.55	.17	(.43)	(.26)	(.16)	(.93)	(1.09)	16.20	(1.73)	56		.02		.02		.46		.99
10/31/2017	14.43	.21	3.47	3.68	(.19)	(.37)	(.56)	17.55	26.45	49		.03		.03		.47		1.31
10/31/2016	14.72	.21	.09	.30	(.17)	(.42)	(.59)	14.43	2.13	32		.05		.03		.52		1.47

See end of tables for footnotes.

54	American Funds Portfolio Series

Financial highlights (continued)

Growth Portfolio

		Income (loss) from
		investment operations[1]			Dividends and distributions								Ratio of		Ratio of
			Net gains										expenses to		expenses to
			(losses) on										average net		average net				Ratio of
	Net asset	Net	securities		Dividends		Total	Net asset					assets before		assets after		Net		net income
	value,	investment	(both	Total from	(from net	Distributions	dividends	value,			Net assets,		waivers/		waivers/		effective		(loss)
	beginning	income	realized and	investment	investment	(from capital	and	end	Total		end of period		reimburse-		reimburse-		expense		to average
Period ended	of period	(loss)	unrealized)	operations	income)	gains)	distributions	of period	return[2,3]		(in millions)		ments[4]		ments[3,4]		ratio[3,5,6]		net assets[3]
Class A:
4/30/2021[6,7]	$20.30	$.08	$5.65	$5.73	$(.10)	$(.69)	$(.79)	$25.24	28.64%[8]		$8,229		.36%[9]		.36%[9]		.72%[9]		.68%[9]
10/31/2020	18.76	.14	2.50	2.64	(.16)	(.94)	(1.10)	20.30	14.43		6,049		.38		.38		.74		.71
10/31/2019	17.89	.16	1.70	1.86	(.16)	(.83)	(.99)	18.76	11.42		4,894		.40		.40		.78		.87
10/31/2018	18.13	.12	.26	.38	(.13)	(.49)	(.62)	17.89	2.02		3,973		.36		.36		.74		.65
10/31/2017	15.21	.16	3.41	3.57	(.15)	(.50)	(.65)	18.13	24.39		3,364		.33		.33		.72		.97
10/31/2016	15.41	.10	.41	.51	(.11)	(.60)	(.71)	15.21	3.41		2,505		.34		.32		.76		.68
Class C:
4/30/2021[6,7]	19.86	(.01)	5.52	5.51	—	(.69)	(.69)	24.68	28.09	[8]	1,383		1.10	[9]	1.10	[9]	1.46	[9]	(.05)[9]
10/31/2020	18.38	— [10]	2.45	2.45	(.03)	(.94)	(.97)	19.86	13.62		1,099		1.12		1.12		1.48		—	[18]
10/31/2019	17.54	.03	1.67	1.70	(.03)	(.83)	(.86)	18.38	10.55		990		1.14		1.14		1.52		.14
10/31/2018	17.78	(.02)	.27	.25	— [10]	(.49)	(.49)	17.54	1.34		858		1.12		1.12		1.50		(.09)
10/31/2017	14.94	.03	3.35	3.38	(.04)	(.50)	(.54)	17.78	23.37		761		1.11		1.11		1.50		.20
10/31/2016	15.18	(.02)	.39	.37	(.01)	(.60)	(.61)	14.94	2.54		595		1.14		1.12		1.56		(.13)
Class T:
4/30/2021[6,7]	20.34	.11	5.65	5.76	(.15)	(.69)	(.84)	25.26	28.73	[8,11]	—	[12]	.13	[9,11]	.13	[9,11]	.49	[9,11]	.94	[9,11]
10/31/2020	18.78	.20	2.51	2.71	(.21)	(.94)	(1.15)	20.34	14.79	[11]	—	[12]	.13	[11]	.13	[11]	.49	[11]	1.03	[11]
10/31/2019	17.92	.21	1.68	1.89	(.20)	(.83)	(1.03)	18.78	11.66	[11]	—	[12]	.14	[11]	.14	[11]	.52	[11]	1.19	[11]
10/31/2018	18.15	.18	.25	.43	(.17)	(.49)	(.66)	17.92	2.30	[11]	—	[12]	.10	[11]	.10	[11]	.48	[11]	.96	[11]
10/31/2017[7,13]	16.00	.04	2.11	2.15	—	—	—	18.15	13.44	[8,11]	—	[12]	.11	[9,11]	.11	[9,11]	.50	[9,11]	.45	[9,11]
Class F-1:
4/30/2021[6,7]	20.30	.09	5.63	5.72	(.10)	(.69)	(.79)	25.23	28.57	[8]	121		.38	[9]	.38	[9]	.74	[9]	.77	[9]
10/31/2020	18.75	.14	2.51	2.65	(.16)	(.94)	(1.10)	20.30	14.48		115		.38		.38		.74		.73
10/31/2019	17.88	.16	1.70	1.86	(.16)	(.83)	(.99)	18.75	11.40		101		.39		.39		.77		.92
10/31/2018	18.11	.12	.26	.38	(.12)	(.49)	(.61)	17.88	2.03		92		.38		.38		.76		.65
10/31/2017	15.20	.15	3.40	3.55	(.14)	(.50)	(.64)	18.11	24.25		78		.39		.39		.78		.93
10/31/2016	15.40	.09	.40	.49	(.09)	(.60)	(.69)	15.20	3.32		60		.41		.39		.83		.63
Class F-2:
4/30/2021[6,7]	20.42	.11	5.67	5.78	(.15)	(.69)	(.84)	25.36	28.73	[8]	1,087		.11	[9]	.11	[9]	.47	[9]	.93	[9]
10/31/2020	18.86	.18	2.53	2.71	(.21)	(.94)	(1.15)	20.42	14.74		779		.12		.12		.48		.96
10/31/2019	17.98	.20	1.71	1.91	(.20)	(.83)	(1.03)	18.86	11.73		614		.12		.12		.50		1.12
10/31/2018	18.21	.16	.26	.42	(.16)	(.49)	(.65)	17.98	2.27		474		.12		.12		.50		.84
10/31/2017	15.27	.18	3.44	3.62	(.18)	(.50)	(.68)	18.21	24.66		294		.13		.13		.52		1.11
10/31/2016	15.47	.12	.41	.53	(.13)	(.60)	(.73)	15.27	3.58		166		.14		.13		.57		.81
Class F-3:
4/30/2021[6,7]	20.38	.11	5.67	5.78	(.17)	(.69)	(.86)	25.30	28.80	[8]	250		.01	[9]	.01	[9]	.37	[9]	.97	[9]
10/31/2020	18.82	.20	2.53	2.73	(.23)	(.94)	(1.17)	20.38	14.89		161		.01		.01		.37		1.06
10/31/2019	17.95	.21	1.71	1.92	(.22)	(.83)	(1.05)	18.82	11.81		125		.02		.02		.40		1.16
10/31/2018	18.17	.15	.30	.45	(.18)	(.49)	(.67)	17.95	2.42		78		.02		.02		.40		.78
10/31/2017[7,14]	15.59	.06	2.52	2.58	—	—	—	18.17	16.55	[8]	24		.02	[9]	.02	[9]	.41	[9]	.46	[9]

See end of tables for footnotes.

American Funds Portfolio Series	55

Financial highlights (continued)

Growth Portfolio (continued)

		Income (loss) from
		investment operations[1]			Dividends and distributions								Ratio of		Ratio of
			Net gains										expenses to		expenses to
			(losses) on										average net		average net				Ratio of
	Net asset	Net	securities		Dividends		Total	Net asset					assets before		assets after		Net		net income
	value,	investment	(both	Total from	(from net	Distributions	dividends	value,			Net assets,		waivers/		waivers/		effective		(loss)
	beginning	income	realized and	investment	investment	(from capital	and	end	Total		end of period		reimburse-		reimburse-		expense		to average
Period ended	of period	(loss)	unrealized)	operations	income)	gains)	distributions	of period	return[2,3]		(in millions)		ments[4]		ments[3,4]		ratio[3,5,6]		net assets[3]
Class 529-A:
4/30/2021[6,7]	$20.26	$.08	$5.64	$5.72	$(.10)	$(.69)	$(.79)	$25.19	28.61%[8]		$1,740		.38%[9]		.38%[9]		.74%[9]		.65%[9]
10/31/2020	18.73	.12	2.51	2.63	(.16)	(.94)	(1.10)	20.26	14.37		1,253		.42		.42		.78		.64
10/31/2019	17.87	.15	1.69	1.84	(.15)	(.83)	(.98)	18.73	11.33		912		.44		.44		.82		.82
10/31/2018	18.11	.11	.26	.37	(.12)	(.49)	(.61)	17.87	2.00		712		.41		.41		.79		.60
10/31/2017	15.19	.14	3.42	3.56	(.14)	(.50)	(.64)	18.11	24.36		567		.38		.38		.77		.87
10/31/2016	15.40	.09	.40	.49	(.10)	(.60)	(.70)	15.19	3.28		370		.41		.40		.84		.60
Class 529-C:
4/30/2021[6,7]	19.84	(.01)	5.52	5.51	—	(.69)	(.69)	24.66	28.12	[8]	152		1.15	[9]	1.15	[9]	1.51	[9]	(.09)[9]
10/31/2020	18.36	.02	2.41	2.43	(.01)	(.94)	(.95)	19.84	13.53		127		1.18		1.18		1.54		.08
10/31/2019	17.51	.02	1.67	1.69	(.01)	(.83)	(.84)	18.36	10.51		196		1.19		1.19		1.57		.11
10/31/2018	17.77	(.03)	.26	.23	—	(.49)	(.49)	17.51	1.22		182		1.18		1.18		1.56		(.15)
10/31/2017	14.94	.02	3.35	3.37	(.04)	(.50)	(.54)	17.77	23.32		184		1.18		1.18		1.57		.10
10/31/2016	15.18	(.03)	.39	.36	—	(.60)	(.60)	14.94	2.44		126		1.22		1.21		1.65		(.20)
Class 529-E:
4/30/2021[6,7]	20.10	.05	5.59	5.64	(.05)	(.69)	(.74)	25.00	28.45	[8]	66		.61	[9]	.61	[9]	.97	[9]	.41	[9]
10/31/2020	18.59	.09	2.48	2.57	(.12)	(.94)	(1.06)	20.10	14.16		46		.63		.63		.99		.48
10/31/2019	17.73	.11	1.69	1.80	(.11)	(.83)	(.94)	18.59	11.15		39		.64		.64		1.02		.63
10/31/2018	17.98	.07	.25	.32	(.08)	(.49)	(.57)	17.73	1.73		31		.63		.63		1.01		.38
10/31/2017	15.09	.10	3.40	3.50	(.11)	(.50)	(.61)	17.98	24.01		26		.64		.64		1.03		.63
10/31/2016	15.31	.05	.40	.45	(.07)	(.60)	(.67)	15.09	3.02		18		.68		.66		1.10		.35
Class 529-T:
4/30/2021[6,7]	20.33	.10	5.65	5.75	(.14)	(.69)	(.83)	25.25	28.69	[8,11]	—	[12]	.18	[9,11]	.18	[9,11]	.54	[9,11]	.87	[9,11]
10/31/2020	18.78	.18	2.51	2.69	(.20)	(.94)	(1.14)	20.33	14.69	[11]	—	[12]	.18	[11]	.18	[11]	.54	[11]	.94	[11]
10/31/2019	17.91	.20	1.69	1.89	(.19)	(.83)	(1.02)	18.78	11.64	[11]	—	[12]	.18	[11]	.18	[11]	.56	[11]	1.12	[11]
10/31/2018	18.14	.16	.26	.42	(.16)	(.49)	(.65)	17.91	2.25	[11]	—	[12]	.17	[11]	.17	[11]	.55	[11]	.88	[11]
10/31/2017[7,13]	16.00	.04	2.10	2.14	—	—	—	18.14	13.38	[8,11]	—	[12]	.18	[9,11]	.18	[9,11]	.57	[9,11]	.38	[9,11]
Class 529-F-1:
4/30/2021[6,7]	20.37	.09	5.67	5.76	(.16)	(.69)	(.85)	25.28	28.71	[8,11]	—	[12]	.18	[9,11]	.18	[9,11]	.54	[9,11]	.79	[9,11]
10/31/2020	18.82	.17	2.52	2.69	(.20)	(.94)	(1.14)	20.37	14.67	[11]	—	[12]	.18	[11]	.18	[11]	.54	[11]	.89	[11]
10/31/2019	17.95	.18	1.71	1.89	(.19)	(.83)	(1.02)	18.82	11.62		115		.19		.19		.57		1.02
10/31/2018	18.18	.15	.27	.42	(.16)	(.49)	(.65)	17.95	2.23		78		.18		.18		.56		.81
10/31/2017	15.25	.17	3.43	3.60	(.17)	(.50)	(.67)	18.18	24.55		56		.18		.18		.57		1.01
10/31/2016	15.45	.11	.41	.52	(.12)	(.60)	(.72)	15.25	3.47		30		.21		.20		.64		.74
Class 529-F-2:
4/30/2021[6,7]	20.30	.10	5.64	5.74	(.14)	(.69)	(.83)	25.21	28.70	[8]	238		.16	[9]	.16	[9]	.52	[9]	.86	[9]
10/31/2020[7,15]	20.30	—	—	—	—	—	—	20.30	—		165		—		—		—		—

See end of tables for footnotes.

56	American Funds Portfolio Series

Financial highlights (continued)

Growth Portfolio (continued)

		Income (loss) from
		investment operations[1]			Dividends and distributions								Ratio of		Ratio of
			Net gains										expenses to		expenses to
			(losses) on										average net		average net				Ratio of
	Net asset	Net	securities		Dividends		Total	Net asset					assets before		assets after		Net		net income
	value,	investment	(both	Total from	(from net	Distributions	dividends	value,			Net assets,		waivers/		waivers/		effective		(loss)
	beginning	income	realized and	investment	investment	(from capital	and	end	Total		end of period		reimburse-		reimburse-		expense		to average
Period ended	of period	(loss)	unrealized)	operations	income)	gains)	distributions	of period	return[2,3]		(in millions)		ments[4]		ments[3,4]		ratio[3,5,6]		net assets[3]
Class 529-F-3:
4/30/2021[6,7]	$20.30	$.11	$5.64	$5.75	$(.17)	$(.69)	$(.86)	$25.19	28.75%[8]		$—	[12]	.17%[9]		.07%[9]		.43%[9]		.98%[9]
10/31/2020[7,15]	20.30	—	—	—	—	—	—	20.30	—		—	[12]	—		—		—		—
Class ABLE-A:
4/30/2021[6,7]	20.21	.09	5.63	5.72	(.11)	(.69)	(.80)	25.13	28.73	[8]	5		.24	[9]	.18	[9]	.54	[9]	.80 [9]
10/31/2020	18.69	.11	2.53	2.64	(.18)	(.94)	(1.12)	20.21	14.48		3		.41		.35		.71		.57
10/31/2019	17.88	.10	1.75	1.85	(.21)	(.83)	(1.04)	18.69	11.45		1		.43		.36		.74		.53
10/31/2018[7,16]	19.28	.01	(1.41)	(1.40)	—	—	—	17.88	(7.26)[8]		—	[12]	.11	[8]	.09	[8]	.47	[8]	.05 [8]
Class ABLE-F-2:
4/30/2021[6,7]	20.30	.08	5.69	5.77	(.17)	(.69)	(.86)	25.21	28.85	[8]	—	[12]	.11	[9]	.02	[9]	.38	[9]	.68 [9]
10/31/2020[7,15]	20.30	—	—	—	—	—	—	20.30	—		—	[12]	—		—		—		—
Class R-1:
4/30/2021[6,7]	19.91	(.01)	5.54	5.53	—	(.69)	(.69)	24.75	28.12	[8]	40		1.10	[9]	1.10	[9]	1.46	[9]	(.07)[9]
10/31/2020	18.44	— [10]	2.46	2.46	(.05)	(.94)	(.99)	19.91	13.64		29		1.11		1.11		1.47		(.03)
10/31/2019	17.62	.02	1.69	1.71	(.06)	(.83)	(.89)	18.44	10.59		23		1.11		1.11		1.49		.10
10/31/2018	17.87	(.03)	.28	.25	(.01)	(.49)	(.50)	17.62	1.31		16		1.11		1.11		1.49		(.18)
10/31/2017	15.00	.03	3.37	3.40	(.03)	(.50)	(.53)	17.87	23.36		9		1.11		1.11		1.50		.21
10/31/2016	15.22	(.02)	.40	.38	—	(.60)	(.60)	15.00	2.57		7		1.15		1.13		1.57		(.11)
Class R-2:
4/30/2021[6,7]	19.84	— [10]	5.51	5.51	—	(.69)	(.69)	24.66	28.12	[8]	294		1.09	[9]	1.09	[9]	1.45	[9]	(.04)[9]
10/31/2020	18.37	— [10]	2.45	2.45	(.04)	(.94)	(.98)	19.84	13.64		230		1.10		1.10		1.46		.02
10/31/2019	17.53	.03	1.67	1.70	(.03)	(.83)	(.86)	18.37	10.60		200		1.10		1.10		1.48		.17
10/31/2018	17.78	(.02)	.27	.25	(.01)	(.49)	(.50)	17.53	1.33		162		1.10		1.10		1.48		(.09)
10/31/2017	14.95	.03	3.35	3.38	(.05)	(.50)	(.55)	17.78	23.36		139		1.10		1.10		1.49		.16
10/31/2016	15.18	(.03)	.41	.38	(.01)	(.60)	(.61)	14.95	2.57		94		1.15		1.14		1.58		(.20)
Class R-2E:
4/30/2021[6,7]	19.98	.04	5.55	5.59	(.01)	(.69)	(.70)	24.87	28.32	[8]	11		.82	[9]	.82	[9]	1.18	[9]	.32 [9]
10/31/2020	18.50	.07	2.44	2.51	(.09)	(.94)	(1.03)	19.98	13.89		10		.82		.82		1.18		.36
10/31/2019	17.65	.07	1.70	1.77	(.09)	(.83)	(.92)	18.50	10.97		10		.82		.82		1.20		.39
10/31/2018	17.91	.04	.25	.29	(.06)	(.49)	(.55)	17.65	1.57		8		.82		.82		1.20		.20
10/31/2017	15.08	.07	3.38	3.45	(.12)	(.50)	(.62)	17.91	23.76		6		.81		.81		1.20		.42
10/31/2016	15.38	.03	.41	.44	(.14)	(.60)	(.74)	15.08	2.94		4		.82		.81		1.25		.23

See end of tables for footnotes.

American Funds Portfolio Series	57

Financial highlights (continued)

Growth Portfolio (continued)

		Income (loss) from
		investment operations[1]			Dividends and distributions								Ratio of		Ratio of
			Net gains										expenses to		expenses to
			(losses) on										average net		average net				Ratio of
	Net asset	Net	securities		Dividends		Total	Net asset					assets before		assets after		Net		net income
	value,	investment	(both	Total from	(from net	Distributions	dividends	value,			Net assets,		waivers/		waivers/		effective		(loss)
	beginning	income	realized and	investment	investment	(from capital	and	end	Total		end of period		reimburse-		reimburse-		expense		to average
Period ended	of period	(loss)	unrealized)	operations	income)	gains)	distributions	of period	return[2,3]		(in millions)		ments[4]		ments[3,4]		ratio[3,5,6]		net assets[3]
Class R-3:
4/30/2021[6,7]	$20.12	$.04	$5.61	$5.65	$(.05)	$(.69)	$(.74)	$25.03	28.43%[8]		$209		.65%[9]		.65%[9]		1.01%[9]		.37%[9]
10/31/2020	18.61	.08	2.49	2.57	(.12)	(.94)	(1.06)	20.12	14.12		158		.66		.66		1.02		.44
10/31/2019	17.75	.11	1.69	1.80	(.11)	(.83)	(.94)	18.61	11.09		129		.67		.67		1.05		.61
10/31/2018	17.99	.06	.27	.33	(.08)	(.49)	(.57)	17.75	1.76		107		.66		.66		1.04		.34
10/31/2017	15.11	.09	3.40	3.49	(.11)	(.50)	(.61)	17.99	23.95		88		.66		.66		1.05		.58
10/31/2016	15.32	.04	.41	.45	(.06)	(.60)	(.66)	15.11	3.02		55		.71		.69		1.13		.26
Class R-4:
4/30/2021[6,7]	20.27	.08	5.64	5.72	(.10)	(.69)	(.79)	25.20	28.63	[8]	95		.35	[9]	.35	[9]	.71	[9]	.69	[9]
10/31/2020	18.73	.14	2.50	2.64	(.16)	(.94)	(1.10)	20.27	14.47		72		.36		.36		.72		.73
10/31/2019	17.86	.16	1.70	1.86	(.16)	(.83)	(.99)	18.73	11.44		60		.36		.36		.74		.92
10/31/2018	18.10	.12	.25	.37	(.12)	(.49)	(.61)	17.86	2.01		54		.36		.36		.74		.66
10/31/2017	15.18	.15	3.42	3.57	(.15)	(.50)	(.65)	18.10	24.40		48		.36		.36		.75		.91
10/31/2016	15.40	.09	.40	.49	(.11)	(.60)	(.71)	15.18	3.29		31		.40		.38		.82		.59
Class R-5E:
4/30/2021[6,7]	20.29	.12	5.62	5.74	(.15)	(.69)	(.84)	25.19	28.69	[8]	28		.16	[9]	.16	[9]	.52	[9]	1.00	[9]
10/31/2020	18.75	.16	2.53	2.69	(.21)	(.94)	(1.15)	20.29	14.70		25		.16		.16		.52		.84
10/31/2019	17.88	.17	1.73	1.90	(.20)	(.83)	(1.03)	18.75	11.69		16		.16		.16		.54		.97
10/31/2018	18.13	.14	.27	.41	(.17)	(.49)	(.66)	17.88	2.22		9		.16		.16		.54		.75
10/31/2017	15.18	(.02)	3.63	3.61	(.16)	(.50)	(.66)	18.13	24.71		6		.17		.17		.56		(.14)
10/31/2016[7,17]	15.52	.12	.28	.40	(.14)	(.60)	(.74)	15.18	2.73	[8]	—	[12]	.26	[9]	.25	[9]	.69	[9]	.89	[9]
Class R-5:
4/30/2021[6,7]	20.52	.12	5.70	5.82	(.16)	(.69)	(.85)	25.49	28.80	[8]	36		.06	[9]	.06	[9]	.42	[9]	.99	[9]
10/31/2020	18.95	.20	2.53	2.73	(.22)	(.94)	(1.16)	20.52	14.78		29		.06		.06		.42		1.04
10/31/2019	18.06	.22	1.71	1.93	(.21)	(.83)	(1.04)	18.95	11.78		24		.07		.07		.45		1.20
10/31/2018	18.28	.18	.26	.44	(.17)	(.49)	(.66)	18.06	2.36		26		.07		.07		.45		.93
10/31/2017	15.33	.20	3.44	3.64	(.19)	(.50)	(.69)	18.28	24.70		22		.07		.07		.46		1.21
10/31/2016	15.53	.13	.41	.54	(.14)	(.60)	(.74)	15.33	3.62		10		.10		.08		.52		.85
Class R-6:
4/30/2021[6,7]	20.48	.12	5.69	5.81	(.17)	(.69)	(.86)	25.43	28.80	[8]	153		.01	[9]	.01	[9]	.37	[9]	1.05	[9]
10/31/2020	18.91	.21	2.53	2.74	(.23)	(.94)	(1.17)	20.48	14.87		119		.02		.02		.38		1.08
10/31/2019	18.03	.21	1.72	1.93	(.22)	(.83)	(1.05)	18.91	11.81		132		.02		.02		.40		1.15
10/31/2018	18.25	.18	.27	.45	(.18)	(.49)	(.67)	18.03	2.40		87		.02		.02		.40		.94
10/31/2017	15.30	.20	3.44	3.64	(.19)	(.50)	(.69)	18.25	24.79		63		.02		.02		.41		1.21
10/31/2016	15.50	.16	.39	.55	(.15)	(.60)	(.75)	15.30	3.66		41		.05		.03		.47		1.05

See end of tables for footnotes.

58	American Funds Portfolio Series

Financial highlights (continued)

Growth and Income Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio [3,5,6]		Ratio of net income to average net assets[3]
Class A:
4/30/2021[6,7]	$15.64	$.11	$3.40	$3.51	$(.15)	$(.42)	$(.57)	$18.58	22.75%[8]		$8,864		.34%[9]		.34%[9]		.66%[9]		1.28%[9]
10/31/2020	15.29	.28	.91	1.19	(.29)	(.55)	(.84)	15.64	7.92		6,851		.34		.34		.66		1.81
10/31/2019	14.63	.30	1.20	1.50	(.30)	(.54)	(.84)	15.29	11.02		6,248		.36		.36		.68		2.04
10/31/2018	15.06	.27	(.17)	.10	(.26)	(.27)	(.53)	14.63	.56		5,354		.35		.35		.68		1.74
10/31/2017	13.36	.27	2.02	2.29	(.27)	(.32)	(.59)	15.06	17.69		4,836		.33		.33		.66		1.91
10/31/2016	13.44	.26	.25	.51	(.24)	(.35)	(.59)	13.36	3.98		3,924		.35		.34		.71		2.02
Class C:
4/30/2021[6,7]	15.53	.05	3.38	3.43	(.09)	(.42)	(.51)	18.45	22.34	[8]	1,456		1.07	[9]	1.07	[9]	1.39	[9]	.54	[9]
10/31/2020	15.19	.16	.90	1.06	(.17)	(.55)	(.72)	15.53	7.10		1,237		1.08		1.08		1.40		1.09
10/31/2019	14.54	.19	1.20	1.39	(.20)	(.54)	(.74)	15.19	10.20		1,262		1.09		1.09		1.41		1.31
10/31/2018	14.97	.15	(.16)	(.01)	(.15)	(.27)	(.42)	14.54	(.18)		1,155		1.09		1.09		1.42		1.00
10/31/2017	13.28	.16	2.01	2.17	(.16)	(.32)	(.48)	14.97	16.84		1,111		1.11		1.11		1.44		1.15
10/31/2016	13.37	.16	.25	.41	(.15)	(.35)	(.50)	13.28	3.16		923		1.13		1.12		1.49		1.23
Class T:
4/30/2021[6,7]	15.64	.13	3.40	3.53	(.17)	(.42)	(.59)	18.58	22.90	[8,11]	—	[12]	.09	[9,11]	.09	[9,11]	.41	[9,11]	1.54	[9,11]
10/31/2020	15.29	.32	.91	1.23	(.33)	(.55)	(.88)	15.64	8.21	[11]	—	[12]	.08	[11]	.08	[11]	.40	[11]	2.10	[11]
10/31/2019	14.63	.34	1.20	1.54	(.34)	(.54)	(.88)	15.29	11.33	[11]	—	[12]	.08	[11]	.08	[11]	.40	[11]	2.35	[11]
10/31/2018	15.06	.31	(.17)	.14	(.30)	(.27)	(.57)	14.63	.82	[11]	—	[12]	.08	[11]	.08	[11]	.41	[11]	2.02	[11]
10/31/2017[7,13]	13.85	.14	1.19	1.33	(.12)	—	(.12)	15.06	9.67	[8,11]	—	[12]	.11	[9,11]	.11	[9,11]	.44	[9,11]	1.66	[9,11]
Class F-1:
4/30/2021[6,7]	15.64	.11	3.40	3.51	(.15)	(.42)	(.57)	18.58	22.72	[8]	202		.38	[9]	.38	[9]	.70	[9]	1.26	[9]
10/31/2020	15.29	.27	.91	1.18	(.28)	(.55)	(.83)	15.64	7.88		198		.37		.37		.69		1.78
10/31/2019	14.63	.30	1.20	1.50	(.30)	(.54)	(.84)	15.29	11.00		180		.38		.38		.70		2.01
10/31/2018	15.06	.26	(.16)	.10	(.26)	(.27)	(.53)	14.63	.53		156		.38		.38		.71		1.72
10/31/2017	13.35	.26	2.03	2.29	(.26)	(.32)	(.58)	15.06	17.72		150		.39		.39		.72		1.87
10/31/2016	13.44	.26	.24	.50	(.24)	(.35)	(.59)	13.35	3.86		111		.40		.39		.76		1.96
Class F-2:
4/30/2021[6,7]	15.66	.13	3.41	3.54	(.17)	(.42)	(.59)	18.61	22.92	[8]	1,098		.11	[9]	.11	[9]	.43	[9]	1.50	[9]
10/31/2020	15.31	.31	.91	1.22	(.32)	(.55)	(.87)	15.66	8.15		818		.12		.12		.44		2.04
10/31/2019	14.65	.33	1.21	1.54	(.34)	(.54)	(.88)	15.31	11.27		714		.12		.12		.44		2.26
10/31/2018	15.08	.30	(.16)	.14	(.30)	(.27)	(.57)	14.65	.79		598		.12		.12		.45		1.94
10/31/2017	13.37	.29	2.04	2.33	(.30)	(.32)	(.62)	15.08	18.00		385		.13		.13		.46		2.08
10/31/2016	13.46	.29	.24	.53	(.27)	(.35)	(.62)	13.37	4.11		203		.14		.13		.50		2.20
Class F-3:
4/30/2021[6,7]	15.64	.14	3.41	3.55	(.18)	(.42)	(.60)	18.59	23.00	[8]	229		.01	[9]	.01	[9]	.33	[9]	1.56	[9]
10/31/2020	15.30	.33	.90	1.23	(.34)	(.55)	(.89)	15.64	8.21		120		.01		.01		.33		2.15
10/31/2019	14.64	.35	1.20	1.55	(.35)	(.54)	(.89)	15.30	11.40		107		.01		.01		.33		2.36
10/31/2018	15.07	.31	(.16)	.15	(.31)	(.27)	(.58)	14.64	.89		70		.01		.01		.34		2.03
10/31/2017[7,14]	13.57	.19	1.50	1.69	(.19)	—	(.19)	15.07	12.57	[8]	28		.02	[9]	.02	[9]	.35	[9]	1.74	[9]

See end of tables for footnotes.

American Funds Portfolio Series	59

Financial highlights (continued)

Growth and Income Portfolio (continued)

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income to average net assets[3]
Class 529-A:
4/30/2021[6,7]	$15.63	$.11	$3.40	$3.51	$(.15)	$(.42)	$(.57)	$18.57	22.75%[8]		$943		.37%[9]		.37%[9]		.69%[9]		1.25%[9]
10/31/2020	15.28	.27	.91	1.18	(.28)	(.55)	(.83)	15.63	7.89		730		.38		.38		.70		1.75
10/31/2019	14.62	.29	1.21	1.50	(.30)	(.54)	(.84)	15.28	10.99		591		.39		.39		.71		2.00
10/31/2018	15.05	.26	(.16)	.10	(.26)	(.27)	(.53)	14.62	.52		504		.39		.39		.72		1.70
10/31/2017	13.35	.26	2.02	2.28	(.26)	(.32)	(.58)	15.05	17.64		439		.39		.39		.72		1.85
10/31/2016	13.44	.25	.24	.49	(.23)	(.35)	(.58)	13.35	3.81		329		.44		.43		.80		1.92
Class 529-C:
4/30/2021[6,7]	15.56	.04	3.38	3.42	(.08)	(.42)	(.50)	18.48	22.25	[8]	97		1.12	[9]	1.12	[9]	1.44	[9]	.48	[9]
10/31/2020	15.20	.17	.89	1.06	(.15)	(.55)	(.70)	15.56	7.09		86		1.14		1.14		1.46		1.14
10/31/2019	14.55	.18	1.20	1.38	(.19)	(.54)	(.73)	15.20	10.13		164		1.15		1.15		1.47		1.26
10/31/2018	14.98	.14	(.17)	(.03)	(.13)	(.27)	(.40)	14.55	(.27)		155		1.15		1.15		1.48		.92
10/31/2017	13.29	.15	2.01	2.16	(.15)	(.32)	(.47)	14.98	16.75		159		1.18		1.18		1.51		1.07
10/31/2016	13.38	.15	.24	.39	(.13)	(.35)	(.48)	13.29	3.05		128		1.22		1.20		1.57		1.15
Class 529-E:
4/30/2021[6,7]	15.59	.09	3.39	3.48	(.13)	(.42)	(.55)	18.52	22.60	[8]	39		.60	[9]	.60	[9]	.92	[9]	1.02	[9]
10/31/2020	15.25	.24	.90	1.14	(.25)	(.55)	(.80)	15.59	7.59		31		.61		.61		.93		1.55
10/31/2019	14.59	.26	1.21	1.47	(.27)	(.54)	(.81)	15.25	10.77		27		.62		.62		.94		1.78
10/31/2018	15.02	.22	(.16)	.06	(.22)	(.27)	(.49)	14.59	.29		23		.62		.62		.95		1.46
10/31/2017	13.33	.23	2.00	2.23	(.22)	(.32)	(.54)	15.02	17.31		21		.64		.64		.97		1.61
10/31/2016	13.41	.22	.25	.47	(.20)	(.35)	(.55)	13.33	3.67		17		.68		.66		1.03		1.71
Class 529-T:
4/30/2021[6,7]	15.64	.13	3.40	3.53	(.17)	(.42)	(.59)	18.58	22.86	[8,11]	—	[12]	.14	[9,11]	.14	[9,11]	.46	[9,11]	1.47	[9,11]
10/31/2020	15.29	.31	.91	1.22	(.32)	(.55)	(.87)	15.64	8.15	[11]	—	[12]	.13	[11]	.13	[11]	.45	[11]	2.02	[11]
10/31/2019	14.63	.33	1.21	1.54	(.34)	(.54)	(.88)	15.29	11.26	[11]	—	[12]	.14	[11]	.14	[11]	.46	[11]	2.26	[11]
10/31/2018	15.06	.30	(.17)	.13	(.29)	(.27)	(.56)	14.63	.75	[11]	—	[12]	.15	[11]	.15	[11]	.48	[11]	1.94	[11]
10/31/2017[7,13]	13.85	.13	1.20	1.33	(.12)	—	(.12)	15.06	9.63	[8,11]	—	[12]	.18	[9,11]	.18	[9,11]	.51	[9,11]	1.59	[9,11]
Class 529-F-1:
4/30/2021[6,7]	15.65	.10	3.43	3.53	(.17)	(.42)	(.59)	18.59	22.83	[8,11]	—	[12]	.17	[9,11]	.17	[9,11]	.49	[9,11]	1.17	[9,11]
10/31/2020	15.30	.30	.92	1.22	(.32)	(.55)	(.87)	15.65	8.14	[11]	—	[12]	.14	[11]	.14	[11]	.46	[11]	2.00	[11]
10/31/2019	14.64	.33	1.21	1.54	(.34)	(.54)	(.88)	15.30	11.25		56		.15		.15		.47		2.22
10/31/2018	15.07	.29	(.16)	.13	(.29)	(.27)	(.56)	14.64	.75		41		.15		.15		.48		1.92
10/31/2017	13.36	.29	2.03	2.32	(.29)	(.32)	(.61)	15.07	17.95		34		.18		.18		.51		2.05
10/31/2016	13.45	.28	.24	.52	(.26)	(.35)	(.61)	13.36	4.03		24		.21		.20		.57		2.12
Class 529-F-2:
4/30/2021[6,7]	15.64	.13	3.40	3.53	(.17)	(.42)	(.59)	18.58	22.87	[8]	98		.13	[9]	.13	[9]	.45	[9]	1.47	[9]
10/31/2020[7,15]	15.64	—	—	—	—	—	—	15.64	—		67		—		—		—		—

See end of tables for footnotes.

60	American Funds Portfolio Series

Financial highlights (continued)

Growth and Income Portfolio (continued)

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income to average net assets[3]
Class 529-F-3:
4/30/2021[6,7]	$15.64	$.14	$3.39	$3.53	$(.17)	$(.42)	$(.59)	$18.58	22.91%[8]		$—	[12]	.17%[9]		.07%[9]		.39%[9]		1.54%[9]
10/31/2020[7,15]	15.64	—	—	—	—	—	—	15.64	—		—	[12]	—		—		—		—
Class ABLE-A:
4/30/2021[6,7]	15.63	.13	3.39	3.52	(.16)	(.42)	(.58)	18.57	22.83	[8]	4		.21	[9]	.15	[9]	.47	[9]	1.43	[9]
10/31/2020	15.27	.27	.92	1.19	(.28)	(.55)	(.83)	15.63	7.97		2		.39		.32		.64		1.74
10/31/2019	14.62	.27	1.23	1.50	(.31)	(.54)	(.85)	15.27	11.02		1		.40		.34		.66		1.84
10/31/2018[7,16]	15.52	.08	(.92)	(.84)	(.06)	—	(.06)	14.62	(5.45)[8]		—	[12]	.11	[8]	.09	[8]	.42	[8]	.50	[8]
Class ABLE-F-2:
4/30/2021[6,7]	15.64	.14	3.40	3.54	(.17)	(.42)	(.59)	18.59	22.98	[8]	—	[12]	.10	[9]	.01	[9]	.33	[9]	1.60	[9]
10/31/2020[7,15]	15.64	—	—	—	—	—	—	15.64	—		—	[12]	—		—		—		—
Class R-1:
4/30/2021[6,7]	15.55	.05	3.38	3.43	(.09)	(.42)	(.51)	18.47	22.31	[8]	22		1.10	[9]	1.10	[9]	1.42	[9]	.52	[9]
10/31/2020	15.21	.16	.91	1.07	(.18)	(.55)	(.73)	15.55	7.11		17		1.10		1.10		1.42		1.04
10/31/2019	14.57	.18	1.20	1.38	(.20)	(.54)	(.74)	15.21	10.14		14		1.11		1.11		1.43		1.24
10/31/2018	15.00	.14	(.15)	(.01)	(.15)	(.27)	(.42)	14.57	(.19)		9		1.10		1.10		1.43		.94
10/31/2017	13.30	.16	2.02	2.18	(.16)	(.32)	(.48)	15.00	16.86		8		1.11		1.11		1.44		1.13
10/31/2016	13.39	.16	.24	.40	(.14)	(.35)	(.49)	13.30	3.08		6		1.15		1.13		1.50		1.23
Class R-2:
4/30/2021[6,7]	15.51	.05	3.37	3.42	(.09)	(.42)	(.51)	18.42	22.30	[8]	191		1.08	[9]	1.08	[9]	1.40	[9]	.54	[9]
10/31/2020	15.17	.16	.91	1.07	(.18)	(.55)	(.73)	15.51	7.12		159		1.08		1.08		1.40		1.08
10/31/2019	14.52	.19	1.20	1.39	(.20)	(.54)	(.74)	15.17	10.23		155		1.09		1.09		1.41		1.31
10/31/2018	14.96	.15	(.17)	(.02)	(.15)	(.27)	(.42)	14.52	(.23)		137		1.09		1.09		1.42		1.00
10/31/2017	13.27	.16	2.01	2.17	(.16)	(.32)	(.48)	14.96	16.88		122		1.10		1.10		1.43		1.14
10/31/2016	13.37	.16	.24	.40	(.15)	(.35)	(.50)	13.27	3.08		91		1.15		1.14		1.51		1.20
Class R-2E:
4/30/2021[6,7]	15.59	.07	3.39	3.46	(.11)	(.42)	(.53)	18.52	22.48	[8]	20		.81	[9]	.81	[9]	1.13	[9]	.82	[9]
10/31/2020	15.25	.21	.90	1.11	(.22)	(.55)	(.77)	15.59	7.38		16		.81		.81		1.13		1.37
10/31/2019	14.59	.22	1.22	1.44	(.24)	(.54)	(.78)	15.25	10.57		14		.81		.81		1.13		1.53
10/31/2018	15.02	.19	(.16)	.03	(.19)	(.27)	(.46)	14.59	.10		9		.82		.82		1.15		1.27
10/31/2017	13.33	.20	2.02	2.22	(.21)	(.32)	(.53)	15.02	17.17		8		.80		.80		1.13		1.44
10/31/2016	13.44	.16	.29	.45	(.21)	(.35)	(.56)	13.33	3.47		4		.82		.82		1.19		1.19

See end of tables for footnotes.

American Funds Portfolio Series	61

Financial highlights (continued)

Growth and Income Portfolio (continued)

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income to average net assets[3]
Class R-3:
4/30/2021[6,7]	$15.58	$.08	$3.38	$3.46	$(.12)	$(.42)	$(.54)	$18.50	22.52%[8]		$158		.66%[9]		.66%[9]		.98%[9]		.95%[9]
10/31/2020	15.24	.23	.90	1.13	(.24)	(.55)	(.79)	15.58	7.54		117		.66		.66		.98		1.50
10/31/2019	14.58	.25	1.21	1.46	(.26)	(.54)	(.80)	15.24	10.72		110		.66		.66		.98		1.71
10/31/2018	15.01	.22	(.17)	.05	(.21)	(.27)	(.48)	14.58	.26		93		.66		.66		.99		1.42
10/31/2017	13.31	.22	2.02	2.24	(.22)	(.32)	(.54)	15.01	17.39		82		.65		.65		.98		1.58
10/31/2016	13.41	.22	.23	.45	(.20)	(.35)	(.55)	13.31	3.51		60		.70		.69		1.06		1.66
Class R-4:
4/30/2021[6,7]	15.63	.11	3.40	3.51	(.15)	(.42)	(.57)	18.57	22.75	[8]	84		.35	[9]	.35	[9]	.67	[9]	1.25	[9]
10/31/2020	15.29	.28	.90	1.18	(.29)	(.55)	(.84)	15.63	7.84		65		.35		.35		.67		1.83
10/31/2019	14.63	.29	1.21	1.50	(.30)	(.54)	(.84)	15.29	11.02		70		.36		.36		.68		2.00
10/31/2018	15.05	.27	(.16)	.11	(.26)	(.27)	(.53)	14.63	.61		64		.36		.36		.69		1.75
10/31/2017	13.35	.26	2.02	2.28	(.26)	(.32)	(.58)	15.05	17.68		74		.36		.36		.69		1.88
10/31/2016	13.44	.26	.24	.50	(.24)	(.35)	(.59)	13.35	3.88		55		.39		.38		.75		1.99
Class R-5E:
4/30/2021[6,7]	15.62	.13	3.40	3.53	(.17)	(.42)	(.59)	18.56	22.88	[8]	14		.16	[9]	.16	[9]	.48	[9]	1.54	[9]
10/31/2020	15.28	.30	.91	1.21	(.32)	(.55)	(.87)	15.62	8.07		15		.16		.16		.48		1.94
10/31/2019	14.62	.31	1.22	1.53	(.33)	(.54)	(.87)	15.28	11.26		10		.16		.16		.48		2.12
10/31/2018	15.05	.29	(.16)	.13	(.29)	(.27)	(.56)	14.62	.76		6		.16		.16		.49		1.88
10/31/2017	13.34	.02	2.31	2.33	(.30)	(.32)	(.62)	15.05	18.06		4		.17		.16		.49		.12
10/31/2016[7,17]	13.41	.28	.26	.54	(.26)	(.35)	(.61)	13.34	4.20	[8]	—	[12]	.25	[9]	.24	[9]	.61	[9]	2.28	[9]
Class R-5:
4/30/2021[6,7]	15.70	.14	3.40	3.54	(.17)	(.42)	(.59)	18.65	22.88	[8]	29		.06	[9]	.06	[9]	.38	[9]	1.56	[9]
10/31/2020	15.35	.32	.91	1.23	(.33)	(.55)	(.88)	15.70	8.19		20		.07		.07		.39		2.12
10/31/2019	14.68	.35	1.21	1.56	(.35)	(.54)	(.89)	15.35	11.37		21		.07		.07		.39		2.35
10/31/2018	15.11	.31	(.17)	.14	(.30)	(.27)	(.57)	14.68	.84		21		.07		.07		.40		2.03
10/31/2017	13.40	.30	2.03	2.33	(.30)	(.32)	(.62)	15.11	18.03		18		.07		.07		.40		2.08
10/31/2016	13.48	.30	.25	.55	(.28)	(.35)	(.63)	13.40	4.23		7		.09		.08		.45		2.24
Class R-6:
4/30/2021[6,7]	15.67	.14	3.41	3.55	(.18)	(.42)	(.60)	18.62	22.96	[8]	325		.01	[9]	.01	[9]	.33	[9]	1.60	[9]
10/31/2020	15.32	.33	.91	1.24	(.34)	(.55)	(.89)	15.67	8.26		251		.01		.01		.33		2.15
10/31/2019	14.66	.35	1.20	1.55	(.35)	(.54)	(.89)	15.32	11.38		208		.02		.02		.34		2.35
10/31/2018	15.09	.32	(.17)	.15	(.31)	(.27)	(.58)	14.66	.89		119		.02		.02		.35		2.08
10/31/2017	13.38	.31	2.03	2.34	(.31)	(.32)	(.63)	15.09	18.11		83		.02		.02		.35		2.19
10/31/2016	13.46	.30	.25	.55	(.28)	(.35)	(.63)	13.38	4.28		52		.04		.02		.39		2.32

See end of tables for footnotes.

62	American Funds Portfolio Series

Financial highlights (continued)

Moderate Growth and Income Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income to average net assets[3]
Class A:
4/30/2021[6,7]	$15.57	$.13	$2.76	$2.89	$(.18)	$(.14)	$(.32)	$18.14	18.74%[8]		$7,838		.33%[9]		.33%[9]		.65%[9]		1.50%[9]
10/31/2020	15.27	.26	.63	.89	(.29)	(.30)	(.59)	15.57	5.92		6,238		.33		.33		.68		1.72
10/31/2019	14.29	.28	1.34	1.62	(.29)	(.35)	(.64)	15.27	11.86		5,621		.35		.35		.72		1.93
10/31/2018	14.86	.26	(.29)	(.03)	(.25)	(.29)	(.54)	14.29	(.27)		4,655		.35		.35		.73		1.75
10/31/2017	13.38	.23	1.75	1.98	(.24)	(.26)	(.50)	14.86	15.23		4,073		.35		.35		.73		1.68
10/31/2016	13.41	.21	.24	.45	(.21)	(.27)	(.48)	13.38	3.45		3,209		.37		.35		.73		1.57
Class C:
4/30/2021[6,7]	15.47	.07	2.74	2.81	(.12)	(.14)	(.26)	18.02	18.30	[8]	1,298		1.06	[9]	1.06	[9]	1.38	[9]	.77	[9]
10/31/2020	15.17	.15	.63	.78	(.18)	(.30)	(.48)	15.47	5.18		1,129		1.07		1.07		1.42		1.01
10/31/2019	14.20	.18	1.32	1.50	(.18)	(.35)	(.53)	15.17	11.05		1,174		1.08		1.08		1.45		1.22
10/31/2018	14.77	.15	(.29)	(.14)	(.14)	(.29)	(.43)	14.20	(1.00)		1,081		1.08		1.08		1.46		1.02
10/31/2017	13.30	.13	1.73	1.86	(.13)	(.26)	(.39)	14.77	14.38		1,032		1.11		1.11		1.49		.92
10/31/2016	13.34	.10	.24	.34	(.11)	(.27)	(.38)	13.30	2.65		866		1.13		1.12		1.50		.80
Class T:
4/30/2021[6,7]	15.58	.15	2.77	2.92	(.21)	(.14)	(.35)	18.15	18.87	[8,11]	—	[12]	.07	[9,11]	.07	[9,11]	.39	[9,11]	1.78	[9,11]
10/31/2020	15.28	.31	.62	.93	(.33)	(.30)	(.63)	15.58	6.20	[11]	—	[12]	.07	[11]	.07	[11]	.42	[11]	2.00	[11]
10/31/2019	14.29	.33	1.33	1.66	(.32)	(.35)	(.67)	15.28	12.22	[11]	—	[12]	.08	[11]	.08	[11]	.45	[11]	2.22	[11]
10/31/2018	14.87	.30	(.30)	— [10]	(.29)	(.29)	(.58)	14.29	(.08)[11]		—	[12]	.08	[11]	.08	[11]	.46	[11]	2.03	[11]
10/31/2017[7,13]	13.76	.13	1.10	1.23	(.12)	—	(.12)	14.87	8.96	[8,11]	—	[12]	.11	[9,11]	.11	[9,11]	.49	[9,11]	1.59	[9,11]
Class F-1:
4/30/2021[6,7]	15.57	.13	2.76	2.89	(.18)	(.14)	(.32)	18.14	18.70	[8]	135		.37	[9]	.37	[9]	.69	[9]	1.49	[9]
10/31/2020	15.27	.26	.62	.88	(.28)	(.30)	(.58)	15.57	5.88		148		.37		.37		.72		1.69
10/31/2019	14.29	.28	1.33	1.61	(.28)	(.35)	(.63)	15.27	11.82		152		.38		.38		.75		1.91
10/31/2018	14.86	.26	(.29)	(.03)	(.25)	(.29)	(.54)	14.29	(.30)		138		.38		.38		.76		1.72
10/31/2017	13.38	.23	1.74	1.97	(.23)	(.26)	(.49)	14.86	15.15		140		.39		.39		.77		1.61
10/31/2016	13.41	.20	.24	.44	(.20)	(.27)	(.47)	13.38	3.43		137		.40		.39		.77		1.50
Class F-2:
4/30/2021[6,7]	15.59	.15	2.77	2.92	(.20)	(.14)	(.34)	18.17	18.90	[8]	1,093		.11	[9]	.11	[9]	.43	[9]	1.73	[9]
10/31/2020	15.30	.30	.61	.91	(.32)	(.30)	(.62)	15.59	6.07		838		.11		.11		.46		1.95
10/31/2019	14.31	.31	1.35	1.66	(.32)	(.35)	(.67)	15.30	12.16		756		.12		.12		.49		2.14
10/31/2018	14.88	.29	(.28)	.01	(.29)	(.29)	(.58)	14.31	(.03)		611		.12		.12		.50		1.97
10/31/2017	13.40	.26	1.75	2.01	(.27)	(.26)	(.53)	14.88	15.45		401		.13		.13		.51		1.87
10/31/2016	13.43	.23	.25	.48	(.24)	(.27)	(.51)	13.40	3.68		222		.14		.13		.51		1.77
Class F-3:
4/30/2021[6,7]	15.58	.15	2.77	2.92	(.21)	(.14)	(.35)	18.15	18.91	[8]	240		.01	[9]	.01	[9]	.33	[9]	1.78	[9]
10/31/2020	15.28	.31	.63	.94	(.34)	(.30)	(.64)	15.58	6.27		143		.01		.01		.36		2.04
10/31/2019	14.29	.33	1.34	1.67	(.33)	(.35)	(.68)	15.28	12.30		136		.01		.01		.38		2.23
10/31/2018	14.87	.31	(.30)	.01	(.30)	(.29)	(.59)	14.29	—		76		.01		.01		.39		2.06
10/31/2017[7,14]	13.48	.17	1.38	1.55	(.16)	—	(.16)	14.87	11.58	[8]	44		.02	[9]	.02	[9]	.40	[9]	1.55	[9]

See end of tables for footnotes.

American Funds Portfolio Series	63

Financial highlights (continued)

Moderate Growth and Income Portfolio (continued)

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income to average net assets[3]
Class 529-A:
4/30/2021[6,7]	$15.57	$.13	$2.75	$2.88	$(.18)	$(.14)	$(.32)	$18.13	18.66%[8]		$576		.36%[9]		.36%[9]		.68%[9]		1.47%[9]
10/31/2020	15.27	.26	.63	.89	(.29)	(.30)	(.59)	15.57	5.89		457		.37		.37		.72		1.68
10/31/2019	14.28	.28	1.34	1.62	(.28)	(.35)	(.63)	15.27	11.90		385		.38		.38		.75		1.91
10/31/2018	14.86	.26	(.30)	(.04)	(.25)	(.29)	(.54)	14.28	(.37)		332		.39		.39		.77		1.72
10/31/2017	13.38	.22	1.75	1.97	(.23)	(.26)	(.49)	14.86	15.14		280		.42		.42		.80		1.60
10/31/2016	13.41	.20	.24	.44	(.20)	(.27)	(.47)	13.38	3.38		213		.44		.42		.80		1.50
Class 529-C:
4/30/2021[6,7]	15.51	.06	2.75	2.81	(.12)	(.14)	(.26)	18.06	18.22	[8]	71		1.10	[9]	1.10	[9]	1.42	[9]	.73	[9]
10/31/2020	15.20	.16	.61	.77	(.16)	(.30)	(.46)	15.51	5.11		65		1.12		1.12		1.47		1.03
10/31/2019	14.22	.17	1.33	1.50	(.17)	(.35)	(.52)	15.20	11.03		118		1.13		1.13		1.50		1.17
10/31/2018	14.79	.14	(.29)	(.15)	(.13)	(.29)	(.42)	14.22	(1.09)		117		1.15		1.15		1.53		.93
10/31/2017	13.32	.12	1.73	1.85	(.12)	(.26)	(.38)	14.79	14.27		122		1.18		1.18		1.56		.84
10/31/2016	13.35	.09	.24	.33	(.09)	(.27)	(.36)	13.32	2.61		102		1.22		1.21		1.59		.72
Class 529-E:
4/30/2021[6,7]	15.53	.11	2.75	2.86	(.16)	(.14)	(.30)	18.09	18.57	[8]	19		.58	[9]	.58	[9]	.90	[9]	1.25	[9]
10/31/2020	15.24	.23	.61	.84	(.25)	(.30)	(.55)	15.53	5.59		16		.59		.59		.94		1.49
10/31/2019	14.25	.25	1.34	1.59	(.25)	(.35)	(.60)	15.24	11.67		15		.61		.61		.98		1.69
10/31/2018	14.83	.22	(.30)	(.08)	(.21)	(.29)	(.50)	14.25	(.60)		13		.62		.62		1.00		1.48
10/31/2017	13.36	.19	1.74	1.93	(.20)	(.26)	(.46)	14.83	14.88		11		.64		.64		1.02		1.40
10/31/2016	13.39	.17	.24	.41	(.17)	(.27)	(.44)	13.36	3.16		9		.67		.66		1.04		1.26
Class 529-T:
4/30/2021[6,7]	15.57	.15	2.76	2.91	(.20)	(.14)	(.34)	18.14	18.86	[8,11]	—	[12]	.11	[9,11]	.11	[9,11]	.43	[9,11]	1.72	[9,11]
10/31/2020	15.28	.30	.61	.91	(.32)	(.30)	(.62)	15.57	6.07	[11]	—	[12]	.13	[11]	.13	[11]	.48	[11]	1.94	[11]
10/31/2019	14.29	.32	1.34	1.66	(.32)	(.35)	(.67)	15.28	12.16	[11]	—	[12]	.13	[11]	.13	[11]	.50	[11]	2.16	[11]
10/31/2018	14.87	.29	(.30)	(.01)	(.28)	(.29)	(.57)	14.29	(.13)[11]		—	[12]	.14	[11]	.14	[11]	.52	[11]	1.96	[11]
10/31/2017[7,13]	13.76	.12	1.10	1.22	(.11)	—	(.11)	14.87	8.92	[8,11]	—	[12]	.18	[9,11]	.18	[9,11]	.56	[9,11]	1.52	[9,11]
Class 529-F-1:
4/30/2021[6,7]	15.59	.12	2.79	2.91	(.20)	(.14)	(.34)	18.16	18.82	[8,11]	—	[12]	.15	[9,11]	.15	[9,11]	.47	[9,11]	1.44	[9,11]
10/31/2020	15.29	.30	.62	.92	(.32)	(.30)	(.62)	15.59	6.14	[11]	—	[12]	.12	[11]	.12	[11]	.47	[11]	1.93	[11]
10/31/2019	14.30	.31	1.35	1.66	(.32)	(.35)	(.67)	15.29	12.16		49		.13		.13		.50		2.15
10/31/2018	14.88	.29	(.30)	(.01)	(.28)	(.29)	(.57)	14.30	(.14)		40		.15		.15		.53		1.95
10/31/2017	13.39	.26	1.75	2.01	(.26)	(.26)	(.52)	14.88	15.46		31		.18		.18		.56		1.84
10/31/2016	13.42	.23	.23	.46	(.22)	(.27)	(.49)	13.39	3.60		22		.22		.20		.58		1.71
Class 529-F-2:
4/30/2021[6,7]	15.57	.15	2.76	2.91	(.20)	(.14)	(.34)	18.14	18.86	[8]	71		.12	[9]	.12	[9]	.44	[9]	1.71	[9]
10/31/2020[7,15]	15.57	—	—	—	—	—	—	15.57	—		56		—		—		—		—

See end of tables for footnotes.

64	American Funds Portfolio Series

Financial highlights (continued)

Moderate Growth and Income Portfolio (continued)

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income to average net assets[3]
Class 529-F-3:
4/30/2021[6,7]	$15.57	$.15	$2.77	$2.92	$(.21)	$(.14)	$(.35)	$18.14	18.89%[8]		$—	[12]	.18%[9]		.07%[9]		.39%[9]		1.76%[9]
10/31/2020[7,15]	15.57	—	—	—	—	—	—	15.57	—		—	[12]	—		—		—		—
Class ABLE-A:
4/30/2021[6,7]	15.57	.14	2.76	2.90	(.19)	(.14)	(.33)	18.14	18.80	[8]	3		.21	[9]	.15	[9]	.47	[9]	1.64	[9]
10/31/2020	15.26	.26	.64	.90	(.29)	(.30)	(.59)	15.57	5.96		2		.38		.32		.67		1.68
10/31/2019	14.29	.26	1.35	1.61	(.29)	(.35)	(.64)	15.26	11.85		1		.40		.33		.70		1.78
10/31/2018[7,16]	15.02	.07	(.73)	(.66)	(.07)	—	(.07)	14.29	(4.40)[8]		—	[12]	.10	[8]	.08	[8]	.46	[8]	.46	[8]
Class ABLE-F-2:
4/30/2021[6,7]	15.57	.15	2.77	2.92	(.21)	(.14)	(.35)	18.14	18.89	[8]	—	[12]	.09	[9]	.01	[9]	.33	[9]	1.73	[9]
10/31/2020[7,15]	15.57	—	—	—	—	—	—	15.57	—		—	[12]	—		—		—		—
Class R-1:
4/30/2021[6,7]	15.51	.06	2.75	2.81	(.12)	(.14)	(.26)	18.06	18.24	[8]	12		1.10	[9]	1.10	[9]	1.42	[9]	.73	[9]
10/31/2020	15.20	.15	.62	.77	(.16)	(.30)	(.46)	15.51	5.13		10		1.11		1.11		1.46		.96
10/31/2019	14.22	.17	1.33	1.50	(.17)	(.35)	(.52)	15.20	11.04		13		1.12		1.12		1.49		1.20
10/31/2018	14.80	.15	(.30)	(.15)	(.14)	(.29)	(.43)	14.22	(1.07)		12		1.11		1.11		1.49		.99
10/31/2017	13.33	.13	1.73	1.86	(.13)	(.26)	(.39)	14.80	14.32		10		1.11		1.11		1.49		.94
10/31/2016	13.36	.10	.24	.34	(.10)	(.27)	(.37)	13.33	2.66		10		1.15		1.13		1.51		.78
Class R-2:
4/30/2021[6,7]	15.47	.06	2.75	2.81	(.12)	(.14)	(.26)	18.02	18.29	[8]	143		1.08	[9]	1.08	[9]	1.40	[9]	.76	[9]
10/31/2020	15.18	.15	.62	.77	(.18)	(.30)	(.48)	15.47	5.10		122		1.08		1.08		1.43		1.00
10/31/2019	14.20	.17	1.34	1.51	(.18)	(.35)	(.53)	15.18	11.11		124		1.10		1.10		1.47		1.20
10/31/2018	14.78	.15	(.29)	(.14)	(.15)	(.29)	(.44)	14.20	(1.06)		106		1.10		1.10		1.48		1.01
10/31/2017	13.31	.13	1.73	1.86	(.13)	(.26)	(.39)	14.78	14.39		100		1.09		1.09		1.47		.92
10/31/2016	13.35	.10	.24	.34	(.11)	(.27)	(.38)	13.31	2.63		75		1.16		1.14		1.52		.76
Class R-2E:
4/30/2021[6,7]	15.56	.09	2.76	2.85	(.14)	(.14)	(.28)	18.13	18.46	[8]	11		.82	[9]	.82	[9]	1.14	[9]	1.07	[9]
10/31/2020	15.26	.19	.63	.82	(.22)	(.30)	(.52)	15.56	5.40		10		.82		.82		1.17		1.24
10/31/2019	14.28	.21	1.34	1.55	(.22)	(.35)	(.57)	15.26	11.38		11		.81		.81		1.18		1.42
10/31/2018	14.82	.16	(.27)	(.11)	(.14)	(.29)	(.43)	14.28	(.82)		7		.85		.85		1.23		1.10
10/31/2017	13.36	.15	1.76	1.91	(.19)	(.26)	(.45)	14.82	14.74		16		.80		.80		1.18		1.08
10/31/2016	13.40	.09	.31	.40	(.17)	(.27)	(.44)	13.36	3.09		3		.82		.82		1.20		.73

See end of tables for footnotes.

American Funds Portfolio Series	65

Financial highlights (continued)

Moderate Growth and Income Portfolio (continued)

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income to average net assets[3]
Class R-3:
4/30/2021[6,7]	$15.53	$.10	$2.76	$2.86	$(.16)	$(.14)	$(.30)	$18.09	18.53%[8]		$165		.65%[9]		.65%[9]		.97%[9]		1.19%[9]
10/31/2020	15.23	.22	.62	.84	(.24)	(.30)	(.54)	15.53	5.60		140		.65		.65		1.00		1.41
10/31/2019	14.25	.24	1.33	1.57	(.24)	(.35)	(.59)	15.23	11.54		135		.66		.66		1.03		1.62
10/31/2018	14.83	.21	(.29)	(.08)	(.21)	(.29)	(.50)	14.25	(.64)		119		.66		.66		1.04		1.43
10/31/2017	13.35	.19	1.74	1.93	(.19)	(.26)	(.45)	14.83	14.91		105		.65		.65		1.03		1.36
10/31/2016	13.38	.16	.24	.40	(.16)	(.27)	(.43)	13.35	3.13		80		.71		.69		1.07		1.24
Class R-4:
4/30/2021[6,7]	15.57	.13	2.76	2.89	(.18)	(.14)	(.32)	18.14	18.72	[8]	104		.36	[9]	.36	[9]	.68	[9]	1.48	[9]
10/31/2020	15.27	.26	.63	.89	(.29)	(.30)	(.59)	15.57	5.89		94		.36		.36		.71		1.73
10/31/2019	14.28	.28	1.34	1.62	(.28)	(.35)	(.63)	15.27	11.90		97		.36		.36		.73		1.92
10/31/2018	14.86	.26	(.30)	(.04)	(.25)	(.29)	(.54)	14.28	(.35)		99		.36		.36		.74		1.75
10/31/2017	13.38	.23	1.75	1.98	(.24)	(.26)	(.50)	14.86	15.24		94		.35		.35		.73		1.67
10/31/2016	13.41	.21	.23	.44	(.20)	(.27)	(.47)	13.38	3.43		55		.40		.38		.76		1.62
Class R-5E:
4/30/2021[6,7]	15.58	.15	2.76	2.91	(.20)	(.14)	(.34)	18.15	18.81	[8]	14		.17	[9]	.17	[9]	.49	[9]	1.72	[9]
10/31/2020	15.28	.29	.63	.92	(.32)	(.30)	(.62)	15.58	6.10		13		.16		.16		.51		1.88
10/31/2019	14.30	.30	1.34	1.64	(.31)	(.35)	(.66)	15.28	12.05		14		.16		.16		.53		2.08
10/31/2018	14.87	.28	(.28)	— [10]	(.28)	(.29)	(.57)	14.30	(.06)		10		.15		.15		.53		1.84
10/31/2017	13.38	.17	1.83	2.00	(.25)	(.26)	(.51)	14.87	15.41		7		.16		.16		.54		1.22
10/31/2016[7,17]	13.44	.20	.23	.43	(.22)	(.27)	(.49)	13.38	3.38	[8]	—	[12]	.26	[9]	.25	[9]	.63	[9]	1.60	[9]
Class R-5:
4/30/2021[6,7]	15.61	.15	2.77	2.92	(.21)	(.14)	(.35)	18.18	18.84	[8]	27		.06	[9]	.06	[9]	.38	[9]	1.79	[9]
10/31/2020	15.31	.31	.62	.93	(.33)	(.30)	(.63)	15.61	6.20		23		.06		.06		.41		2.00
10/31/2019	14.32	.33	1.34	1.67	(.33)	(.35)	(.68)	15.31	12.21		22		.07		.07		.44		2.25
10/31/2018	14.89	.31	(.29)	.02	(.30)	(.29)	(.59)	14.32	.01		21		.07		.07		.45		2.04
10/31/2017	13.41	.27	1.74	2.01	(.27)	(.26)	(.53)	14.89	15.50		19		.07		.07		.45		1.93
10/31/2016	13.43	.24	.25	.49	(.24)	(.27)	(.51)	13.41	3.79		12		.10		.08		.46		1.85
Class R-6:
4/30/2021[6,7]	15.61	.16	2.76	2.92	(.21)	(.14)	(.35)	18.18	18.87	[8]	498		.01	[9]	.01	[9]	.33	[9]	1.82	[9]
10/31/2020	15.31	.32	.62	.94	(.34)	(.30)	(.64)	15.61	6.25		407		.01		.01		.36		2.06
10/31/2019	14.32	.33	1.34	1.67	(.33)	(.35)	(.68)	15.31	12.27		409		.02		.02		.39		2.26
10/31/2018	14.89	.31	(.29)	.02	(.30)	(.29)	(.59)	14.32	.06		288		.02		.02		.40		2.08
10/31/2017	13.40	.28	1.75	2.03	(.28)	(.26)	(.54)	14.89	15.64		253		.02		.02		.40		1.96
10/31/2016	13.43	.24	.25	.49	(.25)	(.27)	(.52)	13.40	3.77		138		.04		.02		.40		1.81

See end of tables for footnotes.

66	American Funds Portfolio Series

Financial highlights (continued)

Conservative Growth and Income Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income to average net assets[3]
Class A:
4/30/2021[6,7]	$12.24	$.20	$1.69	$1.89	$(.25)	$(.27)	$(.52)	$13.61	15.66%[8]		$4,734		.33%[9]		.33%[9]		.60%[9]		3.06%[9]
10/31/2020	12.80	.41	(.38)	.03	(.42)	(.17)	(.59)	12.24	.23		3,910		.33		.33		.60		3.26
10/31/2019	12.22	.41	.75	1.16	(.41)	(.17)	(.58)	12.80	9.85		3,794		.34		.34		.63		3.28
10/31/2018	12.62	.38	(.34)	.04	(.38)	(.06)	(.44)	12.22	.27		3,225		.34		.34		.63		3.05
10/31/2017	11.70	.36	.98	1.34	(.37)	(.05)	(.42)	12.62	11.62		3,175		.36		.36		.66		2.93
10/31/2016	11.55	.36	.24	.60	(.40)	(.05)	(.45)	11.70	5.30		2,655		.36		.35		.65		3.13
Class C:
4/30/2021[6,7]	12.17	.15	1.68	1.83	(.20)	(.27)	(.47)	13.53	15.25	[8]	688		1.06	[9]	1.06	[9]	1.33	[9]	2.33	[9]
10/31/2020	12.72	.31	(.36)	(.05)	(.33)	(.17)	(.50)	12.17	(.44)		622		1.06		1.06		1.33		2.54
10/31/2019	12.15	.32	.74	1.06	(.32)	(.17)	(.49)	12.72	9.02		696		1.07		1.07		1.36		2.56
10/31/2018	12.55	.29	(.34)	(.05)	(.29)	(.06)	(.35)	12.15	(.49)		654		1.08		1.08		1.37		2.31
10/31/2017	11.64	.26	.98	1.24	(.28)	(.05)	(.33)	12.55	10.77		689		1.11		1.11		1.41		2.18
10/31/2016	11.49	.27	.24	.51	(.31)	(.05)	(.36)	11.64	4.55		627		1.14		1.12		1.42		2.35
Class T:
4/30/2021[6,7]	12.25	.22	1.69	1.91	(.27)	(.27)	(.54)	13.62	15.81	[8,11]	—	[12]	.04	[9,11]	.04	[9,11]	.31	[9,11]	3.37	[9,11]
10/31/2020	12.80	.44	(.36)	.08	(.46)	(.17)	(.63)	12.25	.60	[11]	—	[12]	.05	[11]	.05	[11]	.32	[11]	3.55	[11]
10/31/2019	12.22	.45	.74	1.19	(.44)	(.17)	(.61)	12.80	10.15	[11]	—	[12]	.05	[11]	.05	[11]	.34	[11]	3.59	[11]
10/31/2018	12.62	.42	(.35)	.07	(.41)	(.06)	(.47)	12.22	.52	[11]	—	[12]	.08	[11]	.08	[11]	.37	[11]	3.32	[11]
10/31/2017[7,13]	12.11	.20	.50	.70	(.19)	—	(.19)	12.62	5.83	[8,11]	—	[12]	.11	[9,11]	.11	[9,11]	.41	[9,11]	2.84	[9,11]
Class F-1:
4/30/2021[6,7]	12.25	.20	1.69	1.89	(.25)	(.27)	(.52)	13.62	15.62	[8]	87		.37	[9]	.37	[9]	.64	[9]	3.07	[9]
10/31/2020	12.80	.40	(.37)	.03	(.41)	(.17)	(.58)	12.25	.26		87		.37		.37		.64		3.22
10/31/2019	12.23	.40	.74	1.14	(.40)	(.17)	(.57)	12.80	9.70		90		.38		.38		.67		3.25
10/31/2018	12.63	.39	(.35)	.04	(.38)	(.06)	(.44)	12.23	.22		75		.38		.38		.67		3.06
10/31/2017	11.70	.35	.99	1.34	(.36)	(.05)	(.41)	12.63	11.66		88		.39		.39		.69		2.91
10/31/2016	11.55	.36	.23	.59	(.39)	(.05)	(.44)	11.70	5.26		83		.41		.39		.69		3.09
Class F-2:
4/30/2021[6,7]	12.26	.21	1.69	1.90	(.26)	(.27)	(.53)	13.63	15.76	[8]	472		.11	[9]	.11	[9]	.38	[9]	3.27	[9]
10/31/2020	12.81	.43	(.36)	.07	(.45)	(.17)	(.62)	12.26	.52		387		.12		.12		.39		3.48
10/31/2019	12.24	.44	.73	1.17	(.43)	(.17)	(.60)	12.81	9.98		411		.12		.12		.41		3.49
10/31/2018	12.64	.41	(.34)	.07	(.41)	(.06)	(.47)	12.24	.50		331		.12		.12		.41		3.25
10/31/2017	11.71	.38	1.00	1.38	(.40)	(.05)	(.45)	12.64	11.95		264		.13		.13		.43		3.14
10/31/2016	11.56	.40	.22	.62	(.42)	(.05)	(.47)	11.71	5.54		174		.14		.13		.43		3.45
Class F-3:
4/30/2021[6,7]	12.25	.22	1.69	1.91	(.27)	(.27)	(.54)	13.62	15.83	[8]	84		.01	[9]	.01	[9]	.28	[9]	3.35	[9]
10/31/2020	12.80	.45	(.37)	.08	(.46)	(.17)	(.63)	12.25	.63		60		.01		.01		.28		3.58
10/31/2019	12.22	.45	.74	1.19	(.44)	(.17)	(.61)	12.80	10.19		56		.02		.02		.31		3.63
10/31/2018	12.62	.43	(.35)	.08	(.42)	(.06)	(.48)	12.22	.60		45		.02		.02		.31		3.41
10/31/2017[7,14]	11.96	.28	.67	.95	(.29)	—	(.29)	12.62	8.02	[8]	20		.02	[9]	.02	[9]	.32	[9]	2.96	[9]

See end of tables for footnotes.

American Funds Portfolio Series	67

Financial highlights (continued)

Conservative Growth and Income Portfolio (continued)

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income to average net assets[3]
Class 529-A:
4/30/2021[6,7]	$12.24	$.20	$1.68	$1.88	$(.25)	$(.27)	$(.52)	$13.60	15.57%[8]		$258		.35%[9]		.35%[9]		.62%[9]		3.03%[9]
10/31/2020	12.79	.40	(.36)	.04	(.42)	(.17)	(.59)	12.24	.28		209		.37		.37		.64		3.20
10/31/2019	12.21	.40	.75	1.15	(.40)	(.17)	(.57)	12.79	9.83		176		.36		.36		.65		3.24
10/31/2018	12.62	.38	(.35)	.03	(.38)	(.06)	(.44)	12.21	.14		137		.40		.40		.69		3.01
10/31/2017	11.69	.35	.99	1.34	(.36)	(.05)	(.41)	12.62	11.64		100		.42		.42		.72		2.86
10/31/2016	11.54	.35	.23	.58	(.38)	(.05)	(.43)	11.69	5.21		81		.44		.43		.73		3.05
Class 529-C:
4/30/2021[6,7]	12.19	.15	1.68	1.83	(.20)	(.27)	(.47)	13.55	15.21	[8]	33		1.11	[9]	1.11	[9]	1.38	[9]	2.29	[9]
10/31/2020	12.73	.32	(.37)	(.05)	(.32)	(.17)	(.49)	12.19	(.46)		30		1.11		1.11		1.38		2.58
10/31/2019	12.16	.31	.74	1.05	(.31)	(.17)	(.48)	12.73	8.96		54		1.12		1.12		1.41		2.49
10/31/2018	12.56	.28	(.34)	(.06)	(.28)	(.06)	(.34)	12.16	(.57)		46		1.14		1.14		1.43		2.21
10/31/2017	11.64	.26	.98	1.24	(.27)	(.05)	(.32)	12.56	10.79		52		1.16		1.16		1.46		2.13
10/31/2016	11.50	.26	.23	.49	(.30)	(.05)	(.35)	11.64	4.35		47		1.22		1.20		1.50		2.27
Class 529-E:
4/30/2021[6,7]	12.23	.18	1.69	1.87	(.23)	(.27)	(.50)	13.60	15.53	[8]	8		.58	[9]	.58	[9]	.85	[9]	2.80	[9]
10/31/2020	12.79	.37	(.37)	— [10]	(.39)	(.17)	(.56)	12.23	(.03)		7		.59		.59		.86		3.01
10/31/2019	12.21	.38	.74	1.12	(.37)	(.17)	(.54)	12.79	9.55		6		.59		.59		.88		3.07
10/31/2018	12.61	.35	(.34)	.01	(.35)	(.06)	(.41)	12.21	(.01)		7		.61		.61		.90		2.76
10/31/2017	11.69	.32	.98	1.30	(.33)	(.05)	(.38)	12.61	11.31		7		.64		.64		.94		2.65
10/31/2016	11.53	.32	.25	.57	(.36)	(.05)	(.41)	11.69	5.05		6		.68		.66		.96		2.81
Class 529-T:
4/30/2021[6,7]	12.25	.21	1.68	1.89	(.26)	(.27)	(.53)	13.61	15.69	[8,11]	—	[12]	.11	[9,11]	.11	[9,11]	.38	[9,11]	3.28	[9,11]
10/31/2020	12.80	.43	(.36)	.07	(.45)	(.17)	(.62)	12.25	.54	[11]	—	[12]	.11	[11]	.11	[11]	.38	[11]	3.48	[11]
10/31/2019	12.22	.44	.74	1.18	(.43)	(.17)	(.60)	12.80	10.08	[11]	—	[12]	.11	[11]	.11	[11]	.40	[11]	3.51	[11]
10/31/2018	12.62	.41	(.34)	.07	(.41)	(.06)	(.47)	12.22	.46	[11]	—	[12]	.15	[11]	.15	[11]	.44	[11]	3.24	[11]
10/31/2017[7,13]	12.11	.19	.51	.70	(.19)	—	(.19)	12.62	5.79	[8,11]	—	[12]	.19	[9,11]	.19	[9,11]	.49	[9,11]	2.77	[9,11]
Class 529-F-1:
4/30/2021[6,7]	12.25	.21	1.69	1.90	(.26)	(.27)	(.53)	13.62	15.77	[8,11]	—	[12]	.15	[9,11]	.15	[9,11]	.42	[9,11]	3.18	[9,11]
10/31/2020	12.80	.43	(.36)	.07	(.45)	(.17)	(.62)	12.25	.53	[11]	—	[12]	.12	[11]	.12	[11]	.39	[11]	3.46	[11]
10/31/2019	12.23	.43	.74	1.17	(.43)	(.17)	(.60)	12.80	9.99		32		.12		.12		.41		3.46
10/31/2018	12.63	.41	(.34)	.07	(.41)	(.06)	(.47)	12.23	.47		20		.14		.14		.43		3.29
10/31/2017	11.70	.38	.99	1.37	(.39)	(.05)	(.44)	12.63	11.89		10		.18		.18		.48		3.13
10/31/2016	11.55	.38	.23	.61	(.41)	(.05)	(.46)	11.70	5.45		9		.21		.20		.50		3.26
Class 529-F-2:
4/30/2021[6,7]	12.24	.21	1.69	1.90	(.26)	(.27)	(.53)	13.61	15.78	[8]	44		.13	[9]	.13	[9]	.40	[9]	3.25	[9]
10/31/2020[7,15]	12.24	—	—	—	—	—	—	12.24	—		36		—		—		—		—

See end of tables for footnotes.

68	American Funds Portfolio Series

Financial highlights (continued)

Conservative Growth and Income Portfolio (continued)

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income to average net assets[3]
Class 529-F-3:
4/30/2021[6,7]	$12.24	$.22	$1.69	$1.91	$(.27)	$(.27)	$(.54)	$13.61	15.81%[8]	$—	[12]	.18%[9]		.08%[9]		.35%[9]		3.31%[9]
10/31/2020[7,15]	12.24	—	—	—	—	—	—	12.24	—	—	[12]	—		—		—		—
Class ABLE-A:
4/30/2021[6,7]	12.23	.21	1.69	1.90	(.26)	(.27)	(.53)	13.60	15.74 [8]	2		.21	[9]	.15	[9]	.42	[9]	3.19	[9]
10/31/2020	12.78	.40	(.36)	.04	(.42)	(.17)	(.59)	12.23	.29	1		.38		.31		.58		3.23
10/31/2019	12.22	.40	.74	1.14	(.41)	(.17)	(.58)	12.78	9.72	—	[12]	.39		.32		.61		3.17
10/31/2018[7,16]	12.54	.12	(.34)	(.22)	(.10)	—	(.10)	12.22	(1.75)[8]	—	[12]	.09	[8]	.07	[8]	.36	[8]	.91	[8]
Class ABLE-F-2:
4/30/2021[6,7]	12.24	.22	1.69	1.91	(.27)	(.27)	(.54)	13.61	15.82 [8]	—	[12]	.09	[9]	.01	[9]	.28	[9]	3.42	[9]
10/31/2020[7,15]	12.24	—	—	—	—	—	—	12.24	—	—	[12]	—		—		—		—
Class R-1:
4/30/2021[6,7]	12.18	.15	1.68	1.83	(.20)	(.27)	(.47)	13.54	15.22 [8]	2		1.10	[9]	1.10	[9]	1.37	[9]	2.34	[9]
10/31/2020	12.74	.30	(.36)	(.06)	(.33)	(.17)	(.50)	12.18	(.54)	2		1.13		1.13		1.40		2.45
10/31/2019	12.17	.31	.74	1.05	(.31)	(.17)	(.48)	12.74	8.93	2		1.14		1.14		1.43		2.48
10/31/2018	12.57	.29	(.35)	(.06)	(.28)	(.06)	(.34)	12.17	(.54)	1		1.12		1.12		1.41		2.31
10/31/2017	11.65	.26	.99	1.25	(.28)	(.05)	(.33)	12.57	10.82	2		1.11		1.11		1.41		2.15
10/31/2016	11.50	.27	.24	.51	(.31)	(.05)	(.36)	11.65	4.50	2		1.15		1.13		1.43		2.33
Class R-2:
4/30/2021[6,7]	12.17	.15	1.68	1.83	(.20)	(.27)	(.47)	13.53	15.24 [8]	48		1.08	[9]	1.08	[9]	1.35	[9]	2.32	[9]
10/31/2020	12.72	.31	(.36)	(.05)	(.33)	(.17)	(.50)	12.17	(.44)	43		1.08		1.08		1.35		2.52
10/31/2019	12.16	.31	.74	1.05	(.32)	(.17)	(.49)	12.72	8.93	44		1.10		1.10		1.39		2.52
10/31/2018	12.56	.29	(.34)	(.05)	(.29)	(.06)	(.35)	12.16	(.47)	34		1.10		1.10		1.39		2.30
10/31/2017	11.64	.27	.98	1.25	(.28)	(.05)	(.33)	12.56	10.88	32		1.09		1.09		1.39		2.19
10/31/2016	11.50	.27	.23	.50	(.31)	(.05)	(.36)	11.64	4.44	27		1.17		1.15		1.45		2.33
Class R-2E:
4/30/2021[6,7]	12.25	.17	1.68	1.85	(.22)	(.27)	(.49)	13.61	15.35 [8]	1		.85	[9]	.82	[9]	1.09	[9]	2.66	[9]
10/31/2020	12.79	.34	(.36)	(.02)	(.35)	(.17)	(.52)	12.25	(.22)	—	[12]	.83		.83		1.10		2.74
10/31/2019	12.22	.34	.75	1.09	(.35)	(.17)	(.52)	12.79	9.27	1		.82		.82		1.11		2.74
10/31/2018	12.61	.32	(.34)	(.02)	(.31)	(.06)	(.37)	12.22	(.22)	1		.83		.83		1.12		2.53
10/31/2017	11.69	.30	.98	1.28	(.31)	(.05)	(.36)	12.61	11.14	—	[12]	.79		.79		1.09		2.51
10/31/2016	11.54	.19	.42	.61	(.41)	(.05)	(.46)	11.69	5.39	—	[12]	.68		.67		.97		1.65

See end of tables for footnotes.

American Funds Portfolio Series	69

Financial highlights (continued)

Conservative Growth and Income Portfolio (continued)

		Income (loss) from investment operations[1]				Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations		Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income to average net assets[3]
Class R-3:
4/30/2021[6,7]	$12.22	$.18	$1.68	$1.86		$(.23)	$(.27)	$(.50)	$13.58	15.43%[8]		$43		.64%[9]		.64%[9]		.91%[9]		2.75%[9]
10/31/2020	12.77	.37	(.37)	—	[10]	(.38)	(.17)	(.55)	12.22	—		35		.64		.64		.91		2.94
10/31/2019	12.20	.37	.74	1.11		(.37)	(.17)	(.54)	12.77	9.43		34		.66		.66		.95		2.95
10/31/2018	12.60	.34	(.34)	—	[10]	(.34)	(.06)	(.40)	12.20	(.05)		30		.66		.66		.95		2.74
10/31/2017	11.68	.32	.98	1.30		(.33)	(.05)	(.38)	12.60	11.32		31		.65		.65		.95		2.66
10/31/2016	11.53	.32	.24	.56		(.36)	(.05)	(.41)	11.68	4.98		25		.71		.69		.99		2.79
Class R-4:
4/30/2021[6,7]	12.25	.20	1.69	1.89		(.25)	(.27)	(.52)	13.62	15.63	[8]	33		.36	[9]	.36	[9]	.63	[9]	3.13	[9]
10/31/2020	12.80	.40	(.36)	.04		(.42)	(.17)	(.59)	12.25	.28		33		.36		.36		.63		3.24
10/31/2019	12.22	.40	.75	1.15		(.40)	(.17)	(.57)	12.80	9.80		37		.37		.37		.66		3.21
10/31/2018	12.62	.38	(.34)	.04		(.38)	(.06)	(.44)	12.22	.24		31		.37		.37		.66		3.02
10/31/2017	11.70	.36	.98	1.34		(.37)	(.05)	(.42)	12.62	11.62		36		.35		.35		.65		2.93
10/31/2016	11.55	.35	.24	.59		(.39)	(.05)	(.44)	11.70	5.28		31		.40		.38		.68		3.07
Class R-5E:
4/30/2021[6,7]	12.23	.23	1.67	1.90		(.26)	(.27)	(.53)	13.60	15.76	[8]	5		.18	[9]	.18	[9]	.45	[9]	3.46	[9]
10/31/2020	12.79	.42	(.37)	.05		(.44)	(.17)	(.61)	12.23	.40		7		.17		.17		.44		3.37
10/31/2019	12.21	.42	.76	1.18		(.43)	(.17)	(.60)	12.79	10.04		5		.16		.16		.45		3.36
10/31/2018	12.61	.40	(.33)	.07		(.41)	(.06)	(.47)	12.21	.46		4		.15		.15		.44		3.18
10/31/2017	11.69	.23	1.13	1.36		(.39)	(.05)	(.44)	12.61	11.86		3		.16		.16		.46		1.81
10/31/2016[7,17]	11.47	.42	.27	.69		(.42)	(.05)	(.47)	11.69	6.14	[8]	—	[12]	.26	[9]	.25	[9]	.55	[9]	3.77	[9]
Class R-5:
4/30/2021[6,7]	12.27	.22	1.70	1.92		(.27)	(.27)	(.54)	13.65	15.86	[8]	8		.07	[9]	.07	[9]	.34	[9]	3.34	[9]
10/31/2020	12.83	.44	(.38)	.06		(.45)	(.17)	(.62)	12.27	.50		6		.06		.06		.33		3.56
10/31/2019	12.25	.44	.75	1.19		(.44)	(.17)	(.61)	12.83	10.11		8		.07		.07		.36		3.56
10/31/2018	12.65	.42	(.34)	.08		(.42)	(.06)	(.48)	12.25	.55		7		.07		.07		.36		3.33
10/31/2017	11.72	.39	.99	1.38		(.40)	(.05)	(.45)	12.65	12.00		7		.07		.07		.37		3.21
10/31/2016	11.57	.39	.24	.63		(.43)	(.05)	(.48)	11.72	5.56		4		.10		.08		.38		3.35
Class R-6:
4/30/2021[6,7]	12.27	.22	1.69	1.91		(.27)	(.27)	(.54)	13.64	15.80	[8]	75		.01	[9]	.01	[9]	.28	[9]	3.36	[9]
10/31/2020	12.82	.45	(.37)	.08		(.46)	(.17)	(.63)	12.27	.63		61		.02		.02		.29		3.58
10/31/2019	12.24	.45	.74	1.19		(.44)	(.17)	(.61)	12.82	10.17		63		.02		.02		.31		3.61
10/31/2018	12.64	.43	(.35)	.08		(.42)	(.06)	(.48)	12.24	.59		37		.02		.02		.31		3.38
10/31/2017	11.72	.40	.98	1.38		(.41)	(.05)	(.46)	12.64	11.96		33		.02		.02		.32		3.25
10/31/2016	11.56	.40	.24	.64		(.43)	(.05)	(.48)	11.72	5.71		25		.04		.03		.33		3.43

See end of tables for footnotes.

70	American Funds Portfolio Series

Financial highlights (continued)

Tax-Aware Conservative Growth and Income Portfolio

		Income from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income to average net assets[3]
Class A:
4/30/2021[6,7]	$13.80	$.14	$1.96	$2.10	$(.15)	$(.08)	$(.23)	$15.67	15.29%[8]		$2,871		.34%[9]		.34%[9]		.65%[9]		1.90%[9]
10/31/2020	14.05	.31	(.04)	.27	(.32)	(.20)	(.52)	13.80	1.95		2,298		.35		.35		.66		2.28
10/31/2019	13.22	.34	1.07	1.41	(.34)	(.24)	(.58)	14.05	11.08		2,027		.35		.35		.68		2.54
10/31/2018	13.57	.34	(.14)	.20	(.33)	(.22)	(.55)	13.22	1.43		1,555		.38		.38		.72		2.47
10/31/2017	12.54	.34	1.13	1.47	(.33)	(.11)	(.44)	13.57	12.03		1,229		.39		.39		.73		2.63
10/31/2016	12.40	.33	.22	.55	(.33)	(.08)	(.41)	12.54	4.52		889		.43		.42		.78		2.69
Class C:
4/30/2021[6,7]	13.70	.09	1.94	2.03	(.10)	(.08)	(.18)	15.55	14.86	[8]	381		1.04	[9]	1.04	[9]	1.35	[9]	1.20	[9]
10/31/2020	13.94	.22	(.04)	.18	(.22)	(.20)	(.42)	13.70	1.32		331		1.05		1.05		1.36		1.58
10/31/2019	13.13	.25	1.05	1.30	(.25)	(.24)	(.49)	13.94	10.24		327		1.05		1.05		1.38		1.84
10/31/2018	13.49	.24	(.14)	.10	(.24)	(.22)	(.46)	13.13	.68		268		1.08		1.08		1.42		1.77
10/31/2017	12.46	.24	1.14	1.38	(.24)	(.11)	(.35)	13.49	11.32		213		1.12		1.12		1.46		1.90
10/31/2016	12.34	.24	.21	.45	(.25)	(.08)	(.33)	12.46	3.70		155		1.14		1.13		1.49		1.97
Class T:
4/30/2021[6,7]	13.80	.16	1.96	2.12	(.17)	(.08)	(.25)	15.67	15.46	[8,11]	—	[12]	.04	[9,11]	.04	[9,11]	.35	[9,11]	2.20	[9,11]
10/31/2020	14.05	.36	(.05)	.31	(.36)	(.20)	(.56)	13.80	2.26	[11]	—	[12]	.05	[11]	.05	[11]	.36	[11]	2.58	[11]
10/31/2019	13.22	.39	1.06	1.45	(.38)	(.24)	(.62)	14.05	11.40	[11]	—	[12]	.05	[11]	.05	[11]	.38	[11]	2.85	[11]
10/31/2018	13.57	.38	(.14)	.24	(.37)	(.22)	(.59)	13.22	1.72	[11]	—	[12]	.09	[11]	.09	[11]	.43	[11]	2.76	[11]
10/31/2017[7,13]	12.81	.20	.74	.94	(.18)	—	(.18)	13.57	7.41	[8,11]	—	[12]	.12	[9,11]	.12	[9,11]	.46	[9,11]	2.72	[9,11]
Class F-1:
4/30/2021[6,7]	13.80	.14	1.95	2.09	(.14)	(.08)	(.22)	15.67	15.27	[8]	272		.38	[9]	.38	[9]	.69	[9]	1.86	[9]
10/31/2020	14.04	.31	(.04)	.27	(.31)	(.20)	(.51)	13.80	1.98		233		.39		.39		.70		2.25
10/31/2019	13.22	.34	1.06	1.40	(.34)	(.24)	(.58)	14.04	10.96		247		.39		.39		.72		2.50
10/31/2018	13.57	.33	(.13)	.20	(.33)	(.22)	(.55)	13.22	1.44		188		.39		.39		.73		2.45
10/31/2017	12.53	.34	1.15	1.49	(.34)	(.11)	(.45)	13.57	12.15		134		.39		.39		.73		2.59
10/31/2016	12.40	.33	.21	.54	(.33)	(.08)	(.41)	12.53	4.47		39		.41		.40		.76		2.69
Class F-2:
4/30/2021[6,7]	13.82	.16	1.96	2.12	(.16)	(.08)	(.24)	15.70	15.47	[8]	366		.11	[9]	.11	[9]	.42	[9]	2.13	[9]
10/31/2020	14.07	.35	(.05)	.30	(.35)	(.20)	(.55)	13.82	2.17		282		.12		.12		.43		2.51
10/31/2019	13.24	.38	1.06	1.44	(.37)	(.24)	(.61)	14.07	11.31		272		.13		.13		.46		2.76
10/31/2018	13.59	.37	(.14)	.23	(.36)	(.22)	(.58)	13.24	1.70		179		.13		.13		.47		2.71
10/31/2017	12.55	.37	1.14	1.51	(.36)	(.11)	(.47)	13.59	12.36		101		.14		.14		.48		2.85
10/31/2016	12.42	.37	.20	.57	(.36)	(.08)	(.44)	12.55	4.72		62		.15		.14		.50		2.95
Class F-3:
4/30/2021[6,7]	13.81	.17	1.96	2.13	(.17)	(.08)	(.25)	15.69	15.54	[8]	82		.01	[9]	.01	[9]	.32	[9]	2.22	[9]
10/31/2020	14.06	.36	(.05)	.31	(.36)	(.20)	(.56)	13.81	2.29		60		.02		.02		.33		2.61
10/31/2019	13.23	.39	1.07	1.46	(.39)	(.24)	(.63)	14.06	11.43		54		.02		.02		.35		2.91
10/31/2018	13.58	.38	(.13)	.25	(.38)	(.22)	(.60)	13.23	1.80		53		.02		.02		.36		2.81
10/31/2017[7,14]	12.62	.30	.93	1.23	(.27)	—	(.27)	13.58	9.83	[8]	21		.02	[9]	.02	[9]	.36	[9]	2.95	[9]

See end of tables for footnotes.

American Funds Portfolio Series	71

Financial highlights (continued)

Preservation Portfolio

		(Loss) income from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income (loss) to average net assets[3]
Class A:
4/30/2021[6,7]	$10.40	$.03	$(.03)	$— [10]	$(.15)	$(.01)	$(.16)	$10.24	(.05)%[8]	$1,855		.39%[9]		.39%[9]		.65%[9]		.54%[9]
10/31/2020	10.01	.13	.41	.54	(.15)	—	(.15)	10.40	5.39	1,805		.39		.39		.66		1.25
10/31/2019	9.70	.18	.31	.49	(.18)	—	(.18)	10.01	5.07	1,035		.39		.39		.68		1.82
10/31/2018	9.91	.15	(.21)	(.06)	(.15)	—	(.15)	9.70	(.63)	929		.39		.39		.69		1.52
10/31/2017	10.03	.11	(.10)	.01	(.12)	(.01)	(.13)	9.91	.08	988		.42		.42		.72		1.07
10/31/2016	9.95	.10	.09	.19	(.11)	—	(.11)	10.03	1.90	803		.42		.41		.71		1.05
Class C:
4/30/2021[6,7]	10.38	(.01)	(.02)	(.03)	(.12)	(.01)	(.13)	10.22	(.35)[8]	163		1.09	[9]	1.09	[9]	1.35	[9]	(.16)[9]
10/31/2020	10.00	.06	.40	.46	(.08)	—	(.08)	10.38	4.58	174		1.09		1.09		1.36		.57
10/31/2019	9.68	.11	.32	.43	(.11)	—	(.11)	10.00	4.43	119		1.11		1.11		1.40		1.10
10/31/2018	9.90	.08	(.22)	(.14)	(.08)	—	(.08)	9.68	(1.45)	120		1.11		1.11		1.41		.79
10/31/2017	10.01	.04	(.09)	(.05)	(.05)	(.01)	(.06)	9.90	(.53)	155		1.13		1.13		1.43		.37
10/31/2016	9.93	.03	.09	.12	(.04)	—	(.04)	10.01	1.18	175		1.15		1.14		1.44		.32
Class T:
4/30/2021[6,7]	10.40	.04	(.03)	.01	(.16)	(.01)	(.17)	10.24	.10 [8,11]	—	[12]	.10	[9,11]	.10	[9,11]	.36	[9,11]	.83	[9,11]
10/31/2020	10.01	.16	.41	.57	(.18)	—	(.18)	10.40	5.70 [11]	—	[12]	.10	[11]	.10	[11]	.37	[11]	1.61	[11]
10/31/2019	9.70	.21	.31	.52	(.21)	—	(.21)	10.01	5.38 [11]	—	[12]	.10	[11]	.10	[11]	.39	[11]	2.11	[11]
10/31/2018	9.92	.18	(.22)	(.04)	(.18)	—	(.18)	9.70	(.45)[11]	—	[12]	.10	[11]	.10	[11]	.40	[11]	1.81	[11]
10/31/2017[7,13]	9.91	.07	.02	.09	(.08)	—	(.08)	9.92	.89 [8,11]	—	[12]	.14	[9,11]	.14	[9,11]	.44	[9,11]	1.31	[9,11]
Class F-1:
4/30/2021[6,7]	10.40	.03	(.03)	— [10]	(.15)	(.01)	(.16)	10.24	(.05)[8]	56		.40	[9]	.40	[9]	.66	[9]	.52	[9]
10/31/2020	10.01	.12	.42	.54	(.15)	—	(.15)	10.40	5.42	65		.38		.38		.65		1.17
10/31/2019	9.70	.18	.31	.49	(.18)	—	(.18)	10.01	5.06	22		.40		.40		.69		1.81
10/31/2018	9.91	.15	(.21)	(.06)	(.15)	—	(.15)	9.70	(.64)	21		.40		.40		.70		1.51
10/31/2017	10.03	.11	(.10)	.01	(.12)	(.01)	(.13)	9.91	.09	26		.41		.41		.71		1.10
10/31/2016	9.95	.10	.09	.19	(.11)	—	(.11)	10.03	1.90	27		.42		.41		.71		1.04
Class F-2:
4/30/2021[6,7]	10.40	.04	(.03)	.01	(.16)	(.01)	(.17)	10.24	.08 [8]	440		.14	[9]	.14	[9]	.40	[9]	.79	[9]
10/31/2020	10.01	.15	.41	.56	(.17)	—	(.17)	10.40	5.68	412		.12		.12		.39		1.41
10/31/2019	9.70	.21	.31	.52	(.21)	—	(.21)	10.01	5.36	107		.12		.12		.41		2.09
10/31/2018	9.91	.17	(.21)	(.04)	(.17)	—	(.17)	9.70	(.36)	81		.13		.13		.43		1.78
10/31/2017	10.03	.13	(.09)	.04	(.15)	(.01)	(.16)	9.91	.36	68		.15		.15		.45		1.35
10/31/2016	9.95	.13	.08	.21	(.13)	—	(.13)	10.03	2.18	49		.15		.14		.44		1.31
Class F-3:
4/30/2021[6,7]	10.40	.05	(.03)	.02	(.17)	(.01)	(.18)	10.24	.13 [8]	192		.03	[9]	.03	[9]	.29	[9]	.90	[9]
10/31/2020	10.01	.15	.42	.57	(.18)	—	(.18)	10.40	5.77	53		.03		.03		.30		1.46
10/31/2019	9.69	.22	.31	.53	(.21)	—	(.21)	10.01	5.56	9		.03		.03		.32		2.17
10/31/2018	9.91	.19	(.23)	(.04)	(.18)	—	(.18)	9.69	(.37)	2		.03		.03		.33		1.92
10/31/2017[7,14]	9.88	.11	.03	.14	(.11)	—	(.11)	9.91	1.38 [8]	1		.04	[9]	.04	[9]	.34	[9]	1.40	[9]

See end of tables for footnotes.

72	American Funds Portfolio Series

Financial highlights (continued)

Preservation Portfolio (continued)

		(Loss) income from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income (loss) to average net assets[3]
Class 529-A:
4/30/2021[6,7]	$10.39	$.03	$(.02)	$.01	$(.15)	$(.01)	$(.16)	$10.24	.06%[8]		$217		.38%[9]		.38%[9]		.64%[9]		.55%[9]
10/31/2020	10.00	.13	.41	.54	(.15)	—	(.15)	10.39	5.40		211		.39		.39		.66		1.25
10/31/2019	9.69	.18	.31	.49	(.18)	—	(.18)	10.00	5.07		132		.40		.40		.69		1.81
10/31/2018	9.91	.15	(.22)	(.07)	(.15)	—	(.15)	9.69	(.76)		101		.42		.42		.72		1.51
10/31/2017	10.03	.11	(.10)	.01	(.12)	(.01)	(.13)	9.91	.07		85		.43		.43		.73		1.07
10/31/2016	9.94	.10	.09	.19	(.10)	—	(.10)	10.03	1.97		77		.45		.43		.73		1.03
Class 529-C:
4/30/2021[6,7]	10.39	(.01)	(.03)	(.04)	(.12)	(.01)	(.13)	10.22	(.45)[8]		19		1.14	[9]	1.14	[9]	1.40	[9]	(.21)[9]
10/31/2020	10.00	.06	.40	.46	(.07)	—	(.07)	10.39	4.60		21		1.15		1.15		1.42		.61
10/31/2019	9.69	.10	.31	.41	(.10)	—	(.10)	10.00	4.27		31		1.16		1.16		1.45		1.05
10/31/2018	9.90	.07	(.21)	(.14)	(.07)	—	(.07)	9.69	(1.42)		27		1.17		1.17		1.47		.74
10/31/2017	10.02	.03	(.09)	(.06)	(.05)	(.01)	(.06)	9.90	(.69)		36		1.19		1.19		1.49		.31
10/31/2016	9.94	.02	.09	.11	(.03)	—	(.03)	10.02	1.10		34		1.23		1.22		1.52		.24
Class 529-E:
4/30/2021[6,7]	10.39	.02	(.03)	(.01)	(.14)	(.01)	(.15)	10.23	(.15)[8]		7		.60	[9]	.60	[9]	.86	[9]	.33	[9]
10/31/2020	10.00	.11	.40	.51	(.12)	—	(.12)	10.39	5.16		8		.61		.61		.88		1.06
10/31/2019	9.69	.16	.31	.47	(.16)	—	(.16)	10.00	4.84		6		.62		.62		.91		1.59
10/31/2018	9.91	.13	(.23)	(.10)	(.12)	—	(.12)	9.69	(.96)		4		.63		.63		.93		1.29
10/31/2017	10.02	.08	(.08)	— [10]	(.10)	(.01)	(.11)	9.91	(.05)		4		.66		.66		.96		.84
10/31/2016	9.94	.08	.08	.16	(.08)	—	(.08)	10.02	1.64		3		.69		.68		.98		.78
Class 529-T:
4/30/2021[6,7]	10.40	.04	(.03)	.01	(.16)	(.01)	(.17)	10.24	.07	[8,11]	—	[12]	.16	[9,11]	.16	[9,11]	.42	[9,11]	.77	[9,11]
10/31/2020	10.01	.16	.40	.56	(.17)	—	(.17)	10.40	5.63	[11]	—	[12]	.16	[11]	.16	[11]	.43	[11]	1.54	[11]
10/31/2019	9.70	.20	.31	.51	(.20)	—	(.20)	10.01	5.31	[11]	—	[12]	.17	[11]	.17	[11]	.46	[11]	2.04	[11]
10/31/2018	9.92	.17	(.22)	(.05)	(.17)	—	(.17)	9.70	(.51	)11	—	[12]	.17	[11]	.17	[11]	.47	[11]	1.74	[11]
10/31/2017[7,13]	9.91	.07	.01	.08	(.07)	—	(.07)	9.92	.84	[8,11]	—	[12]	.21	[9,11]	.21	[9,11]	.51	[9,11]	1.24	[9,11]
Class 529-F-1:
4/30/2021[6,7]	10.40	.04	(.03)	.01	(.16)	(.01)	(.17)	10.24	.07	[8,11]	—	[12]	.19	[9,11]	.19	[9,11]	.45	[9,11]	.74	[9,11]
10/31/2020	10.01	.16	.40	.56	(.17)	—	(.17)	10.40	5.64	[11]	—	[12]	.15	[11]	.15	[11]	.42	[11]	1.52	[11]
10/31/2019	9.69	.20	.32	.52	(.20)	—	(.20)	10.01	5.42		29		.17		.17		.46		2.05
10/31/2018	9.91	.17	(.22)	(.05)	(.17)	—	(.17)	9.69	(.51)		21		.17		.17		.47		1.75
10/31/2017	10.03	.13	(.10)	.03	(.14)	(.01)	(.15)	9.91	.31		17		.20		.20		.50		1.30
10/31/2016	9.94	.12	.10	.22	(.13)	—	(.13)	10.03	2.19		14		.23		.22		.52		1.24
Class 529-F-2:
4/30/2021[6,7]	10.40	.04	(.03)	.01	(.16)	(.01)	(.17)	10.24	.07	[8]	40		.16	[9]	.16	[9]	.42	[9]	.77	[9]
10/31/2020[7,15]	10.40	—	—	—	—	—	—	10.40	—		40		—		—		—		—

See end of tables for footnotes.

American Funds Portfolio Series	73

Financial highlights (continued)

Preservation Portfolio (continued)

		(Loss) income from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income (loss) to average net assets[3]
Class 529-F-3:
4/30/2021[6,7]	$10.40	$.04	$(.03)	$.01	$(.16)	$(.01)	$(.17)	$10.24	.10%[8]	$—	[12]	.22%[9]		.10%[9]		.36%[9]		.82%[9]
10/31/2020[7,15]	10.40	—	—	—	—	—	—	10.40	—	—	[12]	—		—		—		—
Class ABLE-A:
4/30/2021[6,7]	10.40	.04	(.03)	.01	(.16)	(.01)	(.17)	10.24	.03 [8]	1		.24	[9]	.18	[9]	.44	[9]	.76	[9]
10/31/2020	10.01	.13	.41	.54	(.15)	—	(.15)	10.40	5.39	—	[12]	.39		.33		.60		1.30
10/31/2019	9.69	.19	.31	.50	(.18)	—	(.18)	10.01	5.21	—	[12]	.40		.34		.63		1.89
10/31/2018[7,16]	9.74	.05	(.04)	.01	(.06)	—	(.06)	9.69	.14 [8,11]	—	[12]	.10	[8,11]	.08	[8,11]	.38	[8,11]	.52	[8,11]
Class ABLE-F-2:
4/30/2021[6,7]	10.40	.05	(.04)	.01	(.16)	(.01)	(.17)	10.24	.10 [8]	—	[12]	.12	[9]	.04	[9]	.30	[9]	.92	[9]
10/31/2020[7,15]	10.40	—	—	—	—	—	—	10.40	—	—	[12]	—		—		—		—
Class R-1:
4/30/2021[6,7]	10.39	(.01)	(.02)	(.03)	(.12)	(.01)	(.13)	10.23	(.37)[8]	1		1.19	[9]	1.19	[9]	1.45	[9]	(.26)[9]
10/31/2020	10.01	.04	.41	.45	(.07)	—	(.07)	10.39	4.50	1		1.18		1.18		1.45		.41
10/31/2019	9.69	.10	.32	.42	(.10)	—	(.10)	10.01	4.34	—	[12]	1.18		1.18		1.47		1.02
10/31/2018	9.91	.07	(.22)	(.15)	(.07)	—	(.07)	9.69	(1.51)	—	[12]	1.15		1.15		1.45		.70
10/31/2017	10.02	.04	(.09)	(.05)	(.05)	(.01)	(.06)	9.91	(.58)	1		1.14		1.14		1.44		.39
10/31/2016	9.94	.03	.09	.12	(.04)	—	(.04)	10.02	1.17	2		1.16		1.15		1.45		.31
Class R-2:
4/30/2021[6,7]	10.37	(.01)	(.03)	(.04)	(.12)	(.01)	(.13)	10.20	(.44)[8]	22		1.14	[9]	1.14	[9]	1.40	[9]	(.21)[9]
10/31/2020	9.98	.06	.40	.46	(.07)	—	(.07)	10.37	4.66	25		1.13		1.13		1.40		.55
10/31/2019	9.67	.11	.31	.42	(.11)	—	(.11)	9.98	4.32	17		1.13		1.13		1.42		1.09
10/31/2018	9.89	.08	(.22)	(.14)	(.08)	—	(.08)	9.67	(1.45)	14		1.12		1.12		1.42		.79
10/31/2017	10.00	.04	(.09)	(.05)	(.05)	(.01)	(.06)	9.89	(.50)	15		1.10		1.10		1.40		.40
10/31/2016	9.93	.03	.08	.11	(.04)	—	(.04)	10.00	1.07	17		1.20		1.18		1.48		.27
Class R-2E:
4/30/2021[6,7]	10.40	— [10]	(.03)	(.03)	(.12)	(.01)	(.13)	10.24	(.29)[8]	1		.88	[9]	.87	[9]	1.13	[9]	.05	[9]
10/31/2020	10.01	.08	.41	.49	(.10)	—	(.10)	10.40	4.95	1		.83		.83		1.10		.82
10/31/2019	9.70	.14	.30	.44	(.13)	—	(.13)	10.01	4.57	1		.86		.86		1.15		1.37
10/31/2018	9.91	.10	(.21)	(.11)	(.10)	—	(.10)	9.70	(1.11)	1		.85		.85		1.15		1.02
10/31/2017	10.02	.07	(.09)	(.02)	(.08)	(.01)	(.09)	9.91	(.27)	2		.84		.84		1.14		.67
10/31/2016	9.95	.07	.08	.15	(.08)	—	(.08)	10.02	1.53	3		.81		.81		1.11		.69

See end of tables for footnotes.

74	American Funds Portfolio Series

Financial highlights (continued)

Preservation Portfolio (continued)

		(Loss) income from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income (loss) to average net assets[3]
Class R-3:
4/30/2021[6,7]	$10.39	$.01	$(.03)	$(.02)	$(.13)	$(.01)	$(.14)	$10.23	(.18)%[8]	$32		.67%[9]		.67%[9]		.93%[9]		.26%[9]
10/31/2020	10.00	.10	.41	.51	(.12)	—	(.12)	10.39	5.12	29		.67		.67		.94		.99
10/31/2019	9.69	.15	.31	.46	(.15)	—	(.15)	10.00	4.77	19		.67		.67		.96		1.54
10/31/2018	9.91	.12	(.22)	(.10)	(.12)	—	(.12)	9.69	(1.00)	16		.67		.67		.97		1.24
10/31/2017	10.02	.08	(.08)	— [10]	(.10)	(.01)	(.11)	9.91	(.06)	16		.67		.67		.97		.83
10/31/2016	9.94	.07	.09	.16	(.08)	—	(.08)	10.02	1.60	15		.73		.71		1.01		.74
Class R-4:
4/30/2021[6,7]	10.40	.03	(.03)	— [10]	(.15)	(.01)	(.16)	10.24	(.04)[8]	18		.37	[9]	.37	[9]	.63	[9]	.56	[9]
10/31/2020	10.01	.13	.41	.54	(.15)	—	(.15)	10.40	5.43	17		.36		.36		.63		1.31
10/31/2019	9.70	.18	.31	.49	(.18)	—	(.18)	10.01	5.09	12		.37		.37		.66		1.84
10/31/2018	9.91	.15	(.21)	(.06)	(.15)	—	(.15)	9.70	(.60)	12		.37		.37		.67		1.55
10/31/2017	10.03	.11	(.09)	.02	(.13)	(.01)	(.14)	9.91	.13	11		.37		.37		.67		1.12
10/31/2016	9.95	.11	.08	.19	(.11)	—	(.11)	10.03	1.92	10		.41		.40		.70		1.06
Class R-5E:
4/30/2021[6,7]	10.41	.04	(.03)	.01	(.16)	(.01)	(.17)	10.25	.05 [8]	3		.19	[9]	.19	[9]	.45	[9]	.74	[9]
10/31/2020	10.02	.15	.41	.56	(.17)	—	(.17)	10.41	5.61	3		.18		.18		.45		1.46
10/31/2019	9.70	.20	.32	.52	(.20)	—	(.20)	10.02	5.41	2		.18		.18		.47		2.04
10/31/2018	9.92	.18	(.23)	(.05)	(.17)	—	(.17)	9.70	(.49)	—	[12]	.17		.17		.47		1.81
10/31/2017	10.04	.14	(.10)	.04	(.15)	(.01)	(.16)	9.92	.39	—	[12]	.18		.11		.41		1.40
10/31/2016[7,17]	9.91	.11	.13	.24	(.11)	—	(.11)	10.04	2.48 [8]	—	[12]	.28	[9]	.27	[9]	.57	[9]	1.19	[9]
Class R-5:
4/30/2021[6,7]	10.40	.04	(.03)	.01	(.16)	(.01)	(.17)	10.24	.11 [8]	7		.09	[9]	.09	[9]	.35	[9]	.84	[9]
10/31/2020	10.01	.15	.42	.57	(.18)	—	(.18)	10.40	5.72	6		.08		.08		.35		1.50
10/31/2019	9.70	.21	.31	.52	(.21)	—	(.21)	10.01	5.40	2		.09		.09		.38		2.12
10/31/2018	9.92	.18	(.22)	(.04)	(.18)	—	(.18)	9.70	(.42)	2		.08		.08		.38		1.80
10/31/2017	10.03	.14	(.09)	.05	(.15)	(.01)	(.16)	9.92	.52	3		.08		.08		.38		1.39
10/31/2016	9.95	.14	.08	.22	(.14)	—	(.14)	10.03	2.21	1		.11		.10		.40		1.35
Class R-6:
4/30/2021[6,7]	10.40	.05	(.03)	.02	(.17)	(.01)	(.18)	10.24	.13 [8]	42		.04	[9]	.04	[9]	.30	[9]	.89	[9]
10/31/2020	10.01	.16	.41	.57	(.18)	—	(.18)	10.40	5.76	44		.03		.03		.30		1.59
10/31/2019	9.70	.22	.30	.52	(.21)	—	(.21)	10.01	5.45	23		.03		.03		.32		2.18
10/31/2018	9.92	.18	(.22)	(.04)	(.18)	—	(.18)	9.70	(.37)	13		.03		.03		.33		1.88
10/31/2017	10.03	.14	(.08)	.06	(.16)	(.01)	(.17)	9.92	.57	14		.04		.04		.34		1.45
10/31/2016	9.95	.14	.08	.22	(.14)	—	(.14)	10.03	2.27	11		.06		.04		.34		1.41

See end of tables for footnotes.

American Funds Portfolio Series	75

Financial highlights (continued)

Tax-Exempt Preservation Portfolio

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimbursements[4]		Ratio of expenses to average net assets after waivers/ reimbursements[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income to average net assets[3]
Class A:
4/30/2021[6,7]	$10.03	$.04	$.06	$.10	$(.07)	$10.06	1.00%[8]		$491		.36%[9]		.36%[9]		.66%[9]		.81%[9]
10/31/2020	9.88	.13	.16	.29	(.14)	10.03	2.98		426		.37		.36		.66		1.27
10/31/2019	9.57	.17	.31	.48	(.17)	9.88	5.03		333		.38		.37		.70		1.71
10/31/2018	9.79	.16	(.22)	(.06)	(.16)	9.57	(.59)		307		.40		.39		.73		1.69
10/31/2017	9.90	.18	(.10)	.08	(.19)	9.79	.81		336		.44		.43		.77		1.89
10/31/2016	9.91	.22	(.01)	.21	(.22)	9.90	2.08		338		.47		.44		.74		2.21
Class C:
4/30/2021[6,7]	10.01	.01	.07	.08	(.04)	10.05	.75	[8]	39		1.06	[9]	1.06	[9]	1.36	[9]	.12	[9]
10/31/2020	9.87	.06	.15	.21	(.07)	10.01	2.16		39		1.07		1.06		1.36		.58
10/31/2019	9.56	.10	.31	.41	(.10)	9.87	4.28		39		1.08		1.07		1.40		1.01
10/31/2018	9.78	.10	(.23)	(.13)	(.09)	9.56	(1.30)		44		1.10		1.09		1.43		.99
10/31/2017	9.89	.12	(.11)	.01	(.12)	9.78	.10		54		1.14		1.13		1.47		1.20
10/31/2016	9.89	.15	— [10]	.15	(.15)	9.89	1.48		64		1.17		1.14		1.44		1.51
Class T:
4/30/2021[6,7]	10.03	.06	.05	.11	(.08)	10.06	1.14	[8,11]	—	[12]	.07	[9,11]	.06	[9,11]	.36	[9,11]	1.12	[9,11]
10/31/2020	9.88	.16	.16	.32	(.17)	10.03	3.28	[11]	—	[12]	.07	[11]	.07	[11]	.37	[11]	1.58	[11]
10/31/2019	9.57	.20	.31	.51	(.20)	9.88	5.34	[11]	—	[12]	.08	[11]	.07	[11]	.40	[11]	2.01	[11]
10/31/2018	9.79	.19	(.22)	(.03)	(.19)	9.57	(.31)[11]		—	[12]	.11	[11]	.10	[11]	.44	[11]	1.98	[11]
10/31/2017[7,13]	9.76	.11	.04	.15	(.12)	9.79	1.50	[8,11]	—	[12]	.14	[9,11]	.12	[9,11]	.46	[9,11]	1.95	[9,11]
Class F-1:
4/30/2021[6,7]	10.03	.04	.07	.11	(.07)	10.07	1.07	[8]	7		.42	[9]	.41	[9]	.71	[9]	.77	[9]
10/31/2020	9.88	.12	.17	.29	(.14)	10.03	2.93		9		.39		.39		.70		1.16
10/31/2019	9.57	.16	.31	.47	(.16)	9.88	4.95		4		.43		.41		.74		1.66
10/31/2018	9.80	.16	(.23)	(.07)	(.16)	9.57	(.73)		4		.42		.41		.75		1.66
10/31/2017	9.90	.19	(.10)	.09	(.19)	9.80	.93		11		.42		.41		.75		1.91
10/31/2016	9.91	.22	(.01)	.21	(.22)	9.90	2.13		11		.43		.40		.70		2.23
Class F-2:
4/30/2021[6,7]	10.03	.05	.06	.11	(.08)	10.06	1.11	[8]	146		.13	[9]	.13	[9]	.43	[9]	1.04	[9]
10/31/2020	9.88	.15	.16	.31	(.16)	10.03	3.21		112		.13		.13		.43		1.47
10/31/2019	9.57	.19	.31	.50	(.19)	9.88	5.28		58		.14		.13		.46		1.94
10/31/2018	9.79	.19	(.22)	(.03)	(.19)	9.57	(.33)		43		.14		.13		.47		1.95
10/31/2017	9.90	.21	(.10)	.11	(.22)	9.79	1.09		34		.16		.15		.49		2.17
10/31/2016	9.91	.25	(.02)	.23	(.24)	9.90	2.37		34		.18		.15		.45		2.50
Class F-3:
4/30/2021[6,7]	10.03	.06	.06	.12	(.09)	10.06	1.16	[8]	29		.03	[9]	.03	[9]	.33	[9]	1.14	[9]
10/31/2020	9.88	.15	.17	.32	(.17)	10.03	3.32		19		.04		.03		.33		1.54
10/31/2019	9.57	.20	.31	.51	(.20)	9.88	5.37		7		.04		.03		.36		2.01
10/31/2018	9.79	.20	(.22)	(.02)	(.20)	9.57	(.23)		2		.04		.04		.38		2.03
10/31/2017[7,14]	9.69	.15	.11	.26	(.16)	9.79	2.70	[8]	1		.03	[9]	.01	[9]	.35	[9]	2.02	[9]

See end of tables for footnotes.

76	American Funds Portfolio Series

Financial highlights (continued)

	Six months ended	Year ended October 31,
Portfolio turnover rate for all share classes	April 30, 2021[6,7,8]	2020	2019		2018		2017	2016
Global Growth Portfolio	6%	27%	3%		1%		64%	2%
Growth Portfolio	5	30	—	[19]	—	[19]	33	—	[19]
Growth and Income Portfolio	19	13	1		—	[19]	30	—	[19]
Moderate Growth and Income Portfolio	12	17	1		—	[19]	15	—	[19]
Conservative Growth and Income Portfolio	32	23	1		2		1	8
Tax-Aware Conservative Growth and Income Portfolio	— [19]	14	1		2		13	—	[19]
Preservation Portfolio	9	1	4		8		25	2
Tax-Exempt Preservation Portfolio	2	7	15		13		45	6

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges.
[3]	This column reflects the impact, if any, of certain waivers/reimbursements from AFS, CRMC and/or Virginia529. During one of the periods shown, AFS waived a portion of transfer agent services fees for some funds and certain share classes. During one of the periods shown, CRMC waived a portion of investment advisory services fees on all funds. In addition, during one of the periods shown CRMC reimbursed a portion of transfer agent services fees for some funds and certain share classes, and during some of the periods shown CRMC reimbursed a portion of miscellaneous fees and expenses for Tax-Exempt Preservation Portfolio. During some of the periods shown, Virginia529 waived a portion of ABLE plan services fees for existing Class ABLE shares.
[4]	This column does not include expenses of the underlying funds in which each fund invests.
[5]	This column reflects the net effective expense ratios for each fund and class, which include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. See expense example for further information regarding fees and expenses.
[6]	Unaudited.
[7]	Based on operations for a period that is less than a full year.
[8]	Not annualized.
[9]	Annualized.
[10]	Amount less than $.01.
[11]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[12]	Amount less than $1 million.
[13]	Class T and 529-T shares, as applicable, began investment operations on April 7, 2017.
[14]	Class F-3 shares began investment operations on January 27, 2017.
[15]	Class 529-F-2, Class 529-F-3 and ABLE-F-2 shares began investment operations on October 30, 2020.
[16]	Class ABLE-A shares began investment operations on July 13, 2018.
[17]	Class R-5E shares began investment operations on November 20, 2015.
[18]	Amount less than .01%.
[19]	Amount is either less than 1% or there is no turnover.

See notes to financial statements.

American Funds Portfolio Series	77

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including distribution and service (12b-1) fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (November 1, 2020, through April 30, 2021).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3, 529-F-1, 529-F-2, 529-F-3 and ABLE-F-2 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the tables on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

78	American Funds Portfolio Series

Expense example (continued)

Global Growth Portfolio

	Beginning account value 11/1/2020	Ending account value 4/30/2021	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,278.48	$2.03	.36%	$4.41	.78%
Class A – assumed 5% return	1,000.00	1,023.01	1.81	.36	3.91	.78
Class C – actual return	1,000.00	1,273.52	6.26	1.11	8.62	1.53
Class C – assumed 5% return	1,000.00	1,019.29	5.56	1.11	7.65	1.53
Class T – actual return	1,000.00	1,279.86	.73	.13	3.11	.55
Class T – assumed 5% return	1,000.00	1,024.15	.65	.13	2.76	.55
Class F-1 – actual return	1,000.00	1,278.45	2.20	.39	4.58	.81
Class F-1 – assumed 5% return	1,000.00	1,022.86	1.96	.39	4.06	.81
Class F-2 – actual return	1,000.00	1,280.37	.62	.11	3.00	.53
Class F-2 – assumed 5% return	1,000.00	1,024.25	.55	.11	2.66	.53
Class F-3 – actual return	1,000.00	1,281.39	.06	.01	2.43	.43
Class F-3 – assumed 5% return	1,000.00	1,024.74	.05	.01	2.16	.43
Class 529-A – actual return	1,000.00	1,278.96	2.20	.39	4.58	.81
Class 529-A – assumed 5% return	1,000.00	1,022.86	1.96	.39	4.06	.81
Class 529-C – actual return	1,000.00	1,274.07	6.48	1.15	8.85	1.57
Class 529-C – assumed 5% return	1,000.00	1,019.09	5.76	1.15	7.85	1.57
Class 529-E – actual return	1,000.00	1,277.19	3.50	.62	5.87	1.04
Class 529-E – assumed 5% return	1,000.00	1,021.72	3.11	.62	5.21	1.04
Class 529-T – actual return	1,000.00	1,279.47	1.07	.19	3.45	.61
Class 529-T – assumed 5% return	1,000.00	1,023.85	.95	.19	3.06	.61
Class 529-F-1 – actual return	1,000.00	1,279.98	1.07	.19	3.45	.61
Class 529-F-1 – assumed 5% return	1,000.00	1,023.85	.95	.19	3.06	.61
Class 529-F-2 – actual return	1,000.00	1,280.20	.96	.17	3.34	.59
Class 529-F-2 – assumed 5% return	1,000.00	1,023.95	.85	.17	2.96	.59
Class 529-F-3 – actual return	1,000.00	1,280.54	.40	.07	2.77	.49
Class 529-F-3 – assumed 5% return	1,000.00	1,024.45	.35	.07	2.46	.49
Class ABLE-A – actual return	1,000.00	1,279.92	1.07	.19	3.45	.61
Class ABLE-A – assumed 5% return	1,000.00	1,023.85	.95	.19	3.06	.61
Class ABLE-F-2 – actual return	1,000.00	1,281.03	.17	.03	2.55	.45
Class ABLE-F-2 – assumed 5% return	1,000.00	1,024.65	.15	.03	2.26	.45
Class R-1 – actual return	1,000.00	1,274.37	5.86	1.04	8.23	1.46
Class R-1 – assumed 5% return	1,000.00	1,019.64	5.21	1.04	7.30	1.46
Class R-2 – actual return	1,000.00	1,274.04	6.20	1.10	8.57	1.52
Class R-2 – assumed 5% return	1,000.00	1,019.34	5.51	1.10	7.60	1.52
Class R-2E – actual return	1,000.00	1,276.20	4.63	.82	7.00	1.24
Class R-2E – assumed 5% return	1,000.00	1,020.73	4.11	.82	6.21	1.24
Class R-3 – actual return	1,000.00	1,277.23	3.73	.66	6.10	1.08
Class R-3 – assumed 5% return	1,000.00	1,021.52	3.31	.66	5.41	1.08
Class R-4 – actual return	1,000.00	1,278.84	1.92	.34	4.29	.76
Class R-4 – assumed 5% return	1,000.00	1,023.11	1.71	.34	3.81	.76
Class R-5E – actual return	1,000.00	1,280.36	.90	.16	3.28	.58
Class R-5E – assumed 5% return	1,000.00	1,024.00	.80	.16	2.91	.58
Class R-5 – actual return	1,000.00	1,280.85	.34	.06	2.71	.48
Class R-5 – assumed 5% return	1,000.00	1,024.50	.30	.06	2.41	.48
Class R-6 – actual return	1,000.00	1,281.27	.06	.01	2.43	.43
Class R-6 – assumed 5% return	1,000.00	1,024.74	.05	.01	2.16	.43

See end of tables for footnotes.

American Funds Portfolio Series	79

Expense example (continued)

Growth Portfolio

	Beginning account value 11/1/2020	Ending account value 4/30/2021	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,286.36	$2.04	.36%	$4.08	.72%
Class A – assumed 5% return	1,000.00	1,023.01	1.81	.36	3.61	.72
Class C – actual return	1,000.00	1,280.87	6.22	1.10	8.26	1.46
Class C – assumed 5% return	1,000.00	1,019.34	5.51	1.10	7.30	1.46
Class T – actual return	1,000.00	1,287.33	.74	.13	2.78	.49
Class T – assumed 5% return	1,000.00	1,024.15	.65	.13	2.46	.49
Class F-1 – actual return	1,000.00	1,285.67	2.15	.38	4.19	.74
Class F-1 – assumed 5% return	1,000.00	1,022.91	1.91	.38	3.71	.74
Class F-2 – actual return	1,000.00	1,287.35	.62	.11	2.67	.47
Class F-2 – assumed 5% return	1,000.00	1,024.25	.55	.11	2.36	.47
Class F-3 – actual return	1,000.00	1,288.00	.06	.01	2.10	.37
Class F-3 – assumed 5% return	1,000.00	1,024.74	.05	.01	1.86	.37
Class 529-A – actual return	1,000.00	1,286.13	2.15	.38	4.19	.74
Class 529-A – assumed 5% return	1,000.00	1,022.91	1.91	.38	3.71	.74
Class 529-C – actual return	1,000.00	1,281.16	6.50	1.15	8.54	1.51
Class 529-C – assumed 5% return	1,000.00	1,019.09	5.76	1.15	7.55	1.51
Class 529-E – actual return	1,000.00	1,284.55	3.46	.61	5.49	.97
Class 529-E – assumed 5% return	1,000.00	1,021.77	3.06	.61	4.86	.97
Class 529-T – actual return	1,000.00	1,286.92	1.02	.18	3.06	.54
Class 529-T – assumed 5% return	1,000.00	1,023.90	.90	.18	2.71	.54
Class 529-F-1 – actual return	1,000.00	1,287.13	1.02	.18	3.06	.54
Class 529-F-1 – assumed 5% return	1,000.00	1,023.90	.90	.18	2.71	.54
Class 529-F-2 – actual return	1,000.00	1,287.02	.91	.16	2.95	.52
Class 529-F-2 – assumed 5% return	1,000.00	1,024.00	.80	.16	2.61	.52
Class 529-F-3 – actual return	1,000.00	1,287.51	.40	.07	2.44	.43
Class 529-F-3 – assumed 5% return	1,000.00	1,024.45	.35	.07	2.16	.43
Class ABLE-A – actual return	1,000.00	1,287.31	1.02	.18	3.06	.54
Class ABLE-A – assumed 5% return	1,000.00	1,023.90	.90	.18	2.71	.54
Class ABLE-F-2 – actual return	1,000.00	1,288.48	.11	.02	2.16	.38
Class ABLE-F-2 – assumed 5% return	1,000.00	1,024.70	.10	.02	1.91	.38
Class R-1 – actual return	1,000.00	1,281.18	6.22	1.10	8.26	1.46
Class R-1 – assumed 5% return	1,000.00	1,019.34	5.51	1.10	7.30	1.46
Class R-2 – actual return	1,000.00	1,281.16	6.17	1.09	8.20	1.45
Class R-2 – assumed 5% return	1,000.00	1,019.39	5.46	1.09	7.25	1.45
Class R-2E – actual return	1,000.00	1,283.17	4.64	.82	6.68	1.18
Class R-2E – assumed 5% return	1,000.00	1,020.73	4.11	.82	5.91	1.18
Class R-3 – actual return	1,000.00	1,284.29	3.68	.65	5.72	1.01
Class R-3 – assumed 5% return	1,000.00	1,021.57	3.26	.65	5.06	1.01
Class R-4 – actual return	1,000.00	1,286.33	1.98	.35	4.02	.71
Class R-4 – assumed 5% return	1,000.00	1,023.06	1.76	.35	3.56	.71
Class R-5E – actual return	1,000.00	1,286.88	.91	.16	2.95	.52
Class R-5E – assumed 5% return	1,000.00	1,024.00	.80	.16	2.61	.52
Class R-5 – actual return	1,000.00	1,287.96	.34	.06	2.38	.42
Class R-5 – assumed 5% return	1,000.00	1,024.50	.30	.06	2.11	.42
Class R-6 – actual return	1,000.00	1,288.03	.06	.01	2.10	.37
Class R-6 – assumed 5% return	1,000.00	1,024.74	.05	.01	1.86	.37

See end of tables for footnotes.

80	American Funds Portfolio Series

Expense example (continued)

Growth and Income Portfolio

	Beginning account value 11/1/2020	Ending account value 4/30/2021	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,227.51	$1.88	.34%	$3.65	.66%
Class A – assumed 5% return	1,000.00	1,023.11	1.71	.34	3.31	.66
Class C – actual return	1,000.00	1,223.40	5.90	1.07	7.66	1.39
Class C – assumed 5% return	1,000.00	1,019.49	5.36	1.07	6.95	1.39
Class T – actual return	1,000.00	1,228.96	.50	.09	2.27	.41
Class T – assumed 5% return	1,000.00	1,024.35	.45	.09	2.06	.41
Class F-1 – actual return	1,000.00	1,227.21	2.10	.38	3.87	.70
Class F-1 – assumed 5% return	1,000.00	1,022.91	1.91	.38	3.51	.70
Class F-2 – actual return	1,000.00	1,229.17	.61	.11	2.38	.43
Class F-2 – assumed 5% return	1,000.00	1,024.25	.55	.11	2.16	.43
Class F-3 – actual return	1,000.00	1,230.04	.06	.01	1.82	.33
Class F-3 – assumed 5% return	1,000.00	1,024.74	.05	.01	1.66	.33
Class 529-A – actual return	1,000.00	1,227.46	2.04	.37	3.81	.69
Class 529-A – assumed 5% return	1,000.00	1,022.96	1.86	.37	3.46	.69
Class 529-C – actual return	1,000.00	1,222.49	6.17	1.12	7.94	1.44
Class 529-C – assumed 5% return	1,000.00	1,019.24	5.61	1.12	7.20	1.44
Class 529-E – actual return	1,000.00	1,226.04	3.31	.60	5.08	.92
Class 529-E – assumed 5% return	1,000.00	1,021.82	3.01	.60	4.61	.92
Class 529-T – actual return	1,000.00	1,228.64	.77	.14	2.54	.46
Class 529-T – assumed 5% return	1,000.00	1,024.10	.70	.14	2.31	.46
Class 529-F-1 – actual return	1,000.00	1,228.33	.94	.17	2.71	.49
Class 529-F-1 – assumed 5% return	1,000.00	1,023.95	.85	.17	2.46	.49
Class 529-F-2 – actual return	1,000.00	1,228.70	.72	.13	2.49	.45
Class 529-F-2 – assumed 5% return	1,000.00	1,024.15	.65	.13	2.26	.45
Class 529-F-3 – actual return	1,000.00	1,229.14	.39	.07	2.16	.39
Class 529-F-3 – assumed 5% return	1,000.00	1,024.45	.35	.07	1.96	.39
Class ABLE-A – actual return	1,000.00	1,228.29	.83	.15	2.60	.47
Class ABLE-A – assumed 5% return	1,000.00	1,024.05	.75	.15	2.36	.47
Class ABLE-F-2 – actual return	1,000.00	1,229.80	.06	.01	1.82	.33
Class ABLE-F-2 – assumed 5% return	1,000.00	1,024.74	.05	.01	1.66	.33
Class R-1 – actual return	1,000.00	1,223.12	6.06	1.10	7.83	1.42
Class R-1 – assumed 5% return	1,000.00	1,019.34	5.51	1.10	7.10	1.42
Class R-2 – actual return	1,000.00	1,223.01	5.95	1.08	7.72	1.40
Class R-2 – assumed 5% return	1,000.00	1,019.44	5.41	1.08	7.00	1.40
Class R-2E – actual return	1,000.00	1,224.84	4.47	.81	6.23	1.13
Class R-2E – assumed 5% return	1,000.00	1,020.78	4.06	.81	5.66	1.13
Class R-3 – actual return	1,000.00	1,225.24	3.64	.66	5.41	.98
Class R-3 – assumed 5% return	1,000.00	1,021.52	3.31	.66	4.91	.98
Class R-4 – actual return	1,000.00	1,227.50	1.93	.35	3.70	.67
Class R-4 – assumed 5% return	1,000.00	1,023.06	1.76	.35	3.36	.67
Class R-5E – actual return	1,000.00	1,228.78	.88	.16	2.65	.48
Class R-5E – assumed 5% return	1,000.00	1,024.00	.80	.16	2.41	.48
Class R-5 – actual return	1,000.00	1,228.85	.33	.06	2.10	.38
Class R-5 – assumed 5% return	1,000.00	1,024.50	.30	.06	1.91	.38
Class R-6 – actual return	1,000.00	1,229.59	.06	.01	1.82	.33
Class R-6 – assumed 5% return	1,000.00	1,024.74	.05	.01	1.66	.33

See end of tables for footnotes.

American Funds Portfolio Series	81

Expense example (continued)

Moderate Growth and Income Portfolio

	Beginning account value 11/1/2020	Ending account value 4/30/2021	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,187.35	$1.79	.33%	$3.53	.65%
Class A – assumed 5% return	1,000.00	1,023.16	1.66	.33	3.26	.65
Class C – actual return	1,000.00	1,183.01	5.74	1.06	7.47	1.38
Class C – assumed 5% return	1,000.00	1,019.54	5.31	1.06	6.90	1.38
Class T – actual return	1,000.00	1,188.70	.38	.07	2.12	.39
Class T – assumed 5% return	1,000.00	1,024.45	.35	.07	1.96	.39
Class F-1 – actual return	1,000.00	1,187.05	2.01	.37	3.74	.69
Class F-1 – assumed 5% return	1,000.00	1,022.96	1.86	.37	3.46	.69
Class F-2 – actual return	1,000.00	1,189.01	.60	.11	2.33	.43
Class F-2 – assumed 5% return	1,000.00	1,024.25	.55	.11	2.16	.43
Class F-3 – actual return	1,000.00	1,189.06	.05	.01	1.79	.33
Class F-3 – assumed 5% return	1,000.00	1,024.74	.05	.01	1.66	.33
Class 529-A – actual return	1,000.00	1,186.55	1.95	.36	3.69	.68
Class 529-A – assumed 5% return	1,000.00	1,023.01	1.81	.36	3.41	.68
Class 529-C – actual return	1,000.00	1,182.19	5.95	1.10	7.68	1.42
Class 529-C – assumed 5% return	1,000.00	1,019.34	5.51	1.10	7.10	1.42
Class 529-E – actual return	1,000.00	1,185.71	3.14	.58	4.88	.90
Class 529-E – assumed 5% return	1,000.00	1,021.92	2.91	.58	4.51	.90
Class 529-T – actual return	1,000.00	1,188.57	.60	.11	2.33	.43
Class 529-T – assumed 5% return	1,000.00	1,024.25	.55	.11	2.16	.43
Class 529-F-1 – actual return	1,000.00	1,188.19	.81	.15	2.55	.47
Class 529-F-1 – assumed 5% return	1,000.00	1,024.05	.75	.15	2.36	.47
Class 529-F-2 – actual return	1,000.00	1,188.55	.65	.12	2.39	.44
Class 529-F-2 – assumed 5% return	1,000.00	1,024.20	.60	.12	2.21	.44
Class 529-F-3 – actual return	1,000.00	1,188.90	.38	.07	2.12	.39
Class 529-F-3 – assumed 5% return	1,000.00	1,024.45	.35	.07	1.96	.39
Class ABLE-A – actual return	1,000.00	1,187.97	.81	.15	2.55	.47
Class ABLE-A – assumed 5% return	1,000.00	1,024.05	.75	.15	2.36	.47
Class ABLE-F-2 – actual return	1,000.00	1,188.93	.05	.01	1.79	.33
Class ABLE-F-2 – assumed 5% return	1,000.00	1,024.74	.05	.01	1.66	.33
Class R-1 – actual return	1,000.00	1,182.39	5.95	1.10	7.68	1.42
Class R-1 – assumed 5% return	1,000.00	1,019.34	5.51	1.10	7.10	1.42
Class R-2 – actual return	1,000.00	1,182.90	5.85	1.08	7.58	1.40
Class R-2 – assumed 5% return	1,000.00	1,019.44	5.41	1.08	7.00	1.40
Class R-2E – actual return	1,000.00	1,184.58	4.44	.82	6.17	1.14
Class R-2E – assumed 5% return	1,000.00	1,020.73	4.11	.82	5.71	1.14
Class R-3 – actual return	1,000.00	1,185.31	3.52	.65	5.26	.97
Class R-3 – assumed 5% return	1,000.00	1,021.57	3.26	.65	4.86	.97
Class R-4 – actual return	1,000.00	1,187.15	1.95	.36	3.69	.68
Class R-4 – assumed 5% return	1,000.00	1,023.01	1.81	.36	3.41	.68
Class R-5E – actual return	1,000.00	1,188.12	.92	.17	2.66	.49
Class R-5E – assumed 5% return	1,000.00	1,023.95	.85	.17	2.46	.49
Class R-5 – actual return	1,000.00	1,188.35	.33	.06	2.06	.38
Class R-5 – assumed 5% return	1,000.00	1,024.50	.30	.06	1.91	.38
Class R-6 – actual return	1,000.00	1,188.66	.05	.01	1.79	.33
Class R-6 – assumed 5% return	1,000.00	1,024.74	.05	.01	1.66	.33

See end of tables for footnotes.

82	American Funds Portfolio Series

Expense example (continued)

Conservative Growth and Income Portfolio

	Beginning account value 11/1/2020	Ending account value 4/30/2021	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,156.65	$1.76	.33%	$3.21	.60%
Class A – assumed 5% return	1,000.00	1,023.16	1.66	.33	3.01	.60
Class C – actual return	1,000.00	1,152.53	5.66	1.06	7.10	1.33
Class C – assumed 5% return	1,000.00	1,019.54	5.31	1.06	6.66	1.33
Class T – actual return	1,000.00	1,158.12	.21	.04	1.66	.31
Class T – assumed 5% return	1,000.00	1,024.60	.20	.04	1.56	.31
Class F-1 – actual return	1,000.00	1,156.19	1.98	.37	3.42	.64
Class F-1 – assumed 5% return	1,000.00	1,022.96	1.86	.37	3.21	.64
Class F-2 – actual return	1,000.00	1,157.58	.59	.11	2.03	.38
Class F-2 – assumed 5% return	1,000.00	1,024.25	.55	.11	1.91	.38
Class F-3 – actual return	1,000.00	1,158.31	.05	.01	1.50	.28
Class F-3 – assumed 5% return	1,000.00	1,024.74	.05	.01	1.40	.28
Class 529-A – actual return	1,000.00	1,155.67	1.87	.35	3.31	.62
Class 529-A – assumed 5% return	1,000.00	1,023.06	1.76	.35	3.11	.62
Class 529-C – actual return	1,000.00	1,152.06	5.92	1.11	7.36	1.38
Class 529-C – assumed 5% return	1,000.00	1,019.29	5.56	1.11	6.90	1.38
Class 529-E – actual return	1,000.00	1,155.35	3.10	.58	4.54	.85
Class 529-E – assumed 5% return	1,000.00	1,021.92	2.91	.58	4.26	.85
Class 529-T – actual return	1,000.00	1,156.95	.59	.11	2.03	.38
Class 529-T – assumed 5% return	1,000.00	1,024.25	.55	.11	1.91	.38
Class 529-F-1 – actual return	1,000.00	1,157.73	.80	.15	2.25	.42
Class 529-F-1 – assumed 5% return	1,000.00	1,024.05	.75	.15	2.11	.42
Class 529-F-2 – actual return	1,000.00	1,157.76	.70	.13	2.14	.40
Class 529-F-2 – assumed 5% return	1,000.00	1,024.15	.65	.13	2.01	.40
Class 529-F-3 – actual return	1,000.00	1,158.10	.43	.08	1.87	.35
Class 529-F-3 – assumed 5% return	1,000.00	1,024.40	.40	.08	1.76	.35
Class ABLE-A – actual return	1,000.00	1,157.36	.80	.15	2.25	.42
Class ABLE-A – assumed 5% return	1,000.00	1,024.05	.75	.15	2.11	.42
Class ABLE-F-2 – actual return	1,000.00	1,158.20	.05	.01	1.50	.28
Class ABLE-F-2 – assumed 5% return	1,000.00	1,024.74	.05	.01	1.40	.28
Class R-1 – actual return	1,000.00	1,152.16	5.87	1.10	7.31	1.37
Class R-1 – assumed 5% return	1,000.00	1,019.34	5.51	1.10	6.85	1.37
Class R-2 – actual return	1,000.00	1,152.44	5.76	1.08	7.20	1.35
Class R-2 – assumed 5% return	1,000.00	1,019.44	5.41	1.08	6.76	1.35
Class R-2E – actual return	1,000.00	1,153.47	4.38	.82	5.82	1.09
Class R-2E – assumed 5% return	1,000.00	1,020.73	4.11	.82	5.46	1.09
Class R-3 – actual return	1,000.00	1,154.27	3.42	.64	4.86	.91
Class R-3 – assumed 5% return	1,000.00	1,021.62	3.21	.64	4.56	.91
Class R-4 – actual return	1,000.00	1,156.32	1.92	.36	3.37	.63
Class R-4 – assumed 5% return	1,000.00	1,023.01	1.81	.36	3.16	.63
Class R-5E – actual return	1,000.00	1,157.56	.96	.18	2.41	.45
Class R-5E – assumed 5% return	1,000.00	1,023.90	.90	.18	2.26	.45
Class R-5 – actual return	1,000.00	1,158.56	.37	.07	1.82	.34
Class R-5 – assumed 5% return	1,000.00	1,024.45	.35	.07	1.71	.34
Class R-6 – actual return	1,000.00	1,157.98	.05	.01	1.50	.28
Class R-6 – assumed 5% return	1,000.00	1,024.74	.05	.01	1.40	.28

See end of tables for footnotes.

American Funds Portfolio Series	83

Expense example (continued)

Tax-Aware Conservative Growth and Income Portfolio

	Beginning account value 11/1/2020	Ending account value 4/30/2021	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,152.94	$1.81	.34%	$3.47	.65%
Class A – assumed 5% return	1,000.00	1,023.11	1.71	.34	3.26	.65
Class C – actual return	1,000.00	1,148.65	5.54	1.04	7.19	1.35
Class C – assumed 5% return	1,000.00	1,019.64	5.21	1.04	6.76	1.35
Class T – actual return	1,000.00	1,154.60	.21	.04	1.87	.35
Class T – assumed 5% return	1,000.00	1,024.60	.20	.04	1.76	.35
Class F-1 – actual return	1,000.00	1,152.69	2.03	.38	3.68	.69
Class F-1 – assumed 5% return	1,000.00	1,022.91	1.91	.38	3.46	.69
Class F-2 – actual return	1,000.00	1,154.70	.59	.11	2.24	.42
Class F-2 – assumed 5% return	1,000.00	1,024.25	.55	.11	2.11	.42
Class F-3 – actual return	1,000.00	1,155.38	.05	.01	1.71	.32
Class F-3 – assumed 5% return	1,000.00	1,024.74	.05	.01	1.61	.32

See end of tables for footnotes.

84	American Funds Portfolio Series

Expense example (continued)

Preservation Portfolio

	Beginning account value 11/1/2020	Ending account value 4/30/2021	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$999.53	$1.93	.39%	$3.22	.65%
Class A – assumed 5% return	1,000.00	1,022.86	1.96	.39	3.26	.65
Class C – actual return	1,000.00	996.51	5.40	1.09	6.68	1.35
Class C – assumed 5% return	1,000.00	1,019.39	5.46	1.09	6.76	1.35
Class T – actual return	1,000.00	1,000.96	.50	.10	1.79	.36
Class T – assumed 5% return	1,000.00	1,024.30	.50	.10	1.81	.36
Class F-1 – actual return	1,000.00	999.49	1.98	.40	3.27	.66
Class F-1 – assumed 5% return	1,000.00	1,022.81	2.01	.40	3.31	.66
Class F-2 – actual return	1,000.00	1,000.83	.69	.14	1.98	.40
Class F-2 – assumed 5% return	1,000.00	1,024.10	.70	.14	2.01	.40
Class F-3 – actual return	1,000.00	1,001.32	.15	.03	1.44	.29
Class F-3 – assumed 5% return	1,000.00	1,024.65	.15	.03	1.45	.29
Class 529-A – actual return	1,000.00	1,000.57	1.88	.38	3.17	.64
Class 529-A – assumed 5% return	1,000.00	1,022.91	1.91	.38	3.21	.64
Class 529-C – actual return	1,000.00	995.49	5.64	1.14	6.93	1.40
Class 529-C – assumed 5% return	1,000.00	1,019.14	5.71	1.14	7.00	1.40
Class 529-E – actual return	1,000.00	998.46	2.97	.60	4.26	.86
Class 529-E – assumed 5% return	1,000.00	1,021.82	3.01	.60	4.31	.86
Class 529-T – actual return	1,000.00	1,000.69	.79	.16	2.08	.42
Class 529-T – assumed 5% return	1,000.00	1,024.00	.80	.16	2.11	.42
Class 529-F-1 – actual return	1,000.00	1,000.65	.94	.19	2.23	.45
Class 529-F-1 – assumed 5% return	1,000.00	1,023.85	.95	.19	2.26	.45
Class 529-F-2 – actual return	1,000.00	1,000.73	.79	.16	2.08	.42
Class 529-F-2 – assumed 5% return	1,000.00	1,024.00	.80	.16	2.11	.42
Class 529-F-3 – actual return	1,000.00	1,000.98	.50	.10	1.79	.36
Class 529-F-3 – assumed 5% return	1,000.00	1,024.30	.50	.10	1.81	.36
Class ABLE-A – actual return	1,000.00	1,000.34	.89	.18	2.18	.44
Class ABLE-A – assumed 5% return	1,000.00	1,023.90	.90	.18	2.21	.44
Class ABLE-F-2 – actual return	1,000.00	1,001.00	.20	.04	1.49	.30
Class ABLE-F-2 – assumed 5% return	1,000.00	1,024.60	.20	.04	1.51	.30
Class R-1 – actual return	1,000.00	996.28	5.89	1.19	7.18	1.45
Class R-1 – assumed 5% return	1,000.00	1,018.89	5.96	1.19	7.25	1.45
Class R-2 – actual return	1,000.00	995.58	5.64	1.14	6.93	1.40
Class R-2 – assumed 5% return	1,000.00	1,019.14	5.71	1.14	7.00	1.40
Class R-2E – actual return	1,000.00	997.09	4.31	.87	5.60	1.13
Class R-2E – assumed 5% return	1,000.00	1,020.48	4.36	.87	5.66	1.13
Class R-3 – actual return	1,000.00	998.18	3.32	.67	4.61	.93
Class R-3 – assumed 5% return	1,000.00	1,021.47	3.36	.67	4.66	.93
Class R-4 – actual return	1,000.00	999.65	1.83	.37	3.12	.63
Class R-4 – assumed 5% return	1,000.00	1,022.96	1.86	.37	3.16	.63
Class R-5E – actual return	1,000.00	1,000.49	.94	.19	2.23	.45
Class R-5E – assumed 5% return	1,000.00	1,023.85	.95	.19	2.26	.45
Class R-5 – actual return	1,000.00	1,001.06	.45	.09	1.74	.35
Class R-5 – assumed 5% return	1,000.00	1,024.35	.45	.09	1.76	.35
Class R-6 – actual return	1,000.00	1,001.29	.20	.04	1.49	.30
Class R-6 – assumed 5% return	1,000.00	1,024.60	.20	.04	1.51	.30

See end of tables for footnotes.

American Funds Portfolio Series	85

Expense example (continued)

Tax-Exempt Preservation Portfolio

	Beginning account value 11/1/2020	Ending account value 4/30/2021	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,009.98	$1.79	.36%	$3.29	.66%
Class A – assumed 5% return	1,000.00	1,023.01	1.81	.36	3.31	.66
Class C – actual return	1,000.00	1,007.52	5.28	1.06	6.77	1.36
Class C – assumed 5% return	1,000.00	1,019.54	5.31	1.06	6.80	1.36
Class T – actual return	1,000.00	1,011.43	.30	.06	1.80	.36
Class T – assumed 5% return	1,000.00	1,024.50	.30	.06	1.81	.36
Class F-1 – actual return	1,000.00	1,010.70	2.04	.41	3.54	.71
Class F-1 – assumed 5% return	1,000.00	1,022.76	2.06	.41	3.56	.71
Class F-2 – actual return	1,000.00	1,011.13	.65	.13	2.14	.43
Class F-2 – assumed 5% return	1,000.00	1,024.15	.65	.13	2.16	.43
Class F-3 – actual return	1,000.00	1,011.61	.15	.03	1.65	.33
Class F-3 – assumed 5% return	1,000.00	1,024.65	.15	.03	1.66	.33

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[2]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[3]	The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[4]	The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests. The annualized weighted average expense ratio of the underlying funds for the period reflects the net actual expense ratio of each underlying fund for the period, annualized and weighted for the fund’s relative average investment therein during the period.

86	American Funds Portfolio Series

Approval of Investment Advisory and Service Agreement

The series’ board has approved the continuation of the series’ Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2022. The board approved the agreement following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all the series’ independent board members. The board and the committee determined in the exercise of their business judgment that the advisory fee structure for each fund within the series was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account their interaction with CRMC as well as information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which each fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the funds under the agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the funds, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which each fund is included), and data such as relevant market and fund indexes over various periods (including each fund’s lifetime) through September 30, 2020. They generally placed greater emphasis on investment results over longer term periods. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that each fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the funds indicated that its continued management should benefit each fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the total expense levels of each fund to those of other relevant funds. They observed that each fund’s total expenses generally compared favorably to those of other similar funds included in the comparable Lipper category.

The board and the committee also reviewed the fee schedule of the funds (including the fees and total expenses of the underlying American Funds in which the funds invest) to those of other relevant funds. The board and the committee noted CRMC’s prior elimination of the entire advisory fee payable by the funds under the agreement. The board and committee also considered the breakpoint discounts in each underlying fund’s advisory fee structure that reduce the level of fees charged by CRMC to the underlying fund as its assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the underlying American Funds and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the underlying funds and the other clients. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing each fund, and that each fund’s shareholders receive reasonable value in return for other amounts paid to CRMC by the funds.

American Funds Portfolio Series	87

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with each fund and the underlying American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the series’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that through December 31, 2018, CRMC benefited from research obtained with commissions from portfolio transactions made on behalf of the underlying American Funds, and since that time has undertaken to bear the cost of obtaining such research. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the other amounts paid to CRMC by the funds.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the underlying funds’ advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that each fund’s expense structure reflected a reasonable sharing of benefits between CRMC and the funds’ shareholders.

88	American Funds Portfolio Series

Liquidity Risk Management Program

The series has adopted a liquidity risk management program (the “program”). The series’ board has designated Capital Research and Management Company (“CRMC”) as the administrator of the program. Personnel of CRMC or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Capital Group Liquidity Risk Management Committee.

Under the program, CRMC manages each fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. This risk is managed by monitoring the degree of liquidity of each fund’s investments, limiting the amount of each fund’s illiquid investments, and utilizing various risk management tools and facilities available to each fund for meeting shareholder redemptions, among other means. CRMC’s process of determining the degree of liquidity of each fund’s investments is supported by one or more third-party liquidity assessment vendors.

The series’ board reviewed a report prepared by CRMC regarding the operation and effectiveness of the program for the period October 1, 2019, through September 30, 2020. No significant liquidity events impacting any of the funds were noted in the report. In addition, CRMC provided its assessment that the program had been effective in managing each fund’s liquidity risk.

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90	American Funds Portfolio Series

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American Funds Portfolio Series	91

Office of the series

6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110-1726

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1000
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

92	American Funds Portfolio Series

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“Proxy Voting Guidelines for American Funds Portfolio Series” — which describes how we vote proxies relating to the underlying funds held in the portfolios — is available on our website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

Visit the Capital Group website for more information on the securities held by the underlying funds in the American Funds Portfolio Series’ portfolios.

American Funds Portfolio Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of American Funds Portfolio Series, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after June 30, 2021, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

The Standard & Poor’s 500 Composite Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2021 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part is prohibited without written permission of S&P Dow Jones Indices LLC.

Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approves or endorses this material, guarantees the accuracy or completeness of any information herein and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment industry experience, including 21 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes

Equity funds have beaten their Lipper peer indexes in 91% of 10-year periods and 98% of 20-year periods.2 Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.3 Fund management fees have been among the lowest in the industry.4

[1]	Investment industry experience as of December 31, 2020.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2020. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results as of December 31, 2020. Thirteen of the 17 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation below 0.3. Standard & Poor’s 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 66% of the time, based on the 20-year period ended December 31, 2020, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS PORTFOLIO SERIES

By __/s/ Walter R. Burkley____________________
Walter R. Burkley, Principal Executive Officer

Date: June 30, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Walter R. Burkley_________________
Walter R. Burkley, Principal Executive Officer

Date: June 30, 2021

By ___/s/ Gregory F. Niland __________
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: June 30, 2021